UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: DECEMBER 31

Date of Reporting Period: SEPTEMBER 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2017

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA EXTENDED MARKET INDEX FUND

SEPTEMBER 30, 2017

(Form N-Q)

48416 -1117	©2017, USAA. All rights reserved.

Schedule of Investments September 30, 2017 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Aerospace & Defense — 1.7%			Alternative Energy (continued)
AAR Corp.	4,851	$183,271	TPI Composites, Inc. (a)	1,658	$37,040
Aerojet Rocketdyne Holdings, Inc.					966,286
(a)(b)	12,531	438,710

Aerovironment, Inc. (a)(b)	3,384	183,142	Automobiles & Parts — 2.5%
American Outdoor Brands Corp. (a)	8,805	134,276	Adient PLC	14,905	1,251,871
Astronics Corp. (a)	3,613	107,487	Allison Transmission Holdings, Inc.	22,152	831,364
Axon Enterprise, Inc. (a)	8,193	185,735	American Axle & Manufacturing
BWX Technologies, Inc.	15,533	870,159	Holdings, Inc. (a)(b)	13,720	241,198
CPI Aerostructures, Inc. (a)	2,281	21,327	Autoliv, Inc.	13,503	1,668,971
Cubic Corp.	3,758	191,658	Cooper Tire & Rubber Co.	8,072	301,893
Curtiss-Wright Corp.	6,672	697,491	Cooper-Standard Holding, Inc. (a)	2,832	328,427
Ducommun, Inc. (a)	1,874	60,062	Dana, Inc.	21,805	609,668
Engility Holdings, Inc. (a)	2,637	91,451	Dorman Products, Inc. (a)	4,690	335,898
Esterline Technologies Corp. (a)	4,222	380,613	Gentex Corp.	44,459	880,308
HEICO Corp. (b)	4,135	371,364	Gentherm, Inc. (a)	6,500	241,475
HEICO Corp., Class A	6,930	528,066	Lear Corp.	10,502	1,817,686
Hexcel Corp.	14,046	806,521	Modine Manufacturing Co. (a)	7,896	151,998
Huntington Ingalls Industries, Inc.	6,995	1,583,948	Motorcar Parts of America, Inc.
Innovative Solutions & Support,			(a)(b)	2,943	86,701
Inc. (a)	4,600	16,744	Standard Motor Products, Inc.	2,952	142,434
KLX, Inc. (a)(b)	8,312	439,954	Stoneridge, Inc. (a)	4,259	84,371
Kratos Defense & Security			Strattec Security Corp.	573	23,436
Solutions, Inc. (a)(b)	12,478	163,212	Superior Industries International,
Mantech International Corp., Class			Inc.	3,414	56,843
A	3,813	168,344	Tenneco, Inc.	8,465	513,571
Moog, Inc., Class A (a)	4,945	412,562	Tesla, Inc. (a)	20,414	6,963,215
Orbital ATK, Inc.	9,131	1,215,884	Titan International, Inc. (b)	6,931	70,350
RBC Bearings, Inc. (a)(b)	3,670	459,301	Tower International, Inc.	3,363	91,474
Spirit Aerosystems Holdings, Inc.,			U.S. Auto Parts Network, Inc. (a)	3,527	10,193
Class A	18,432	1,432,613	Visteon Corp. (a)	4,842	599,294
Sturm Ruger & Co., Inc.	2,841	146,880	WABCO Holdings, Inc. (a)	7,907	1,170,236
Teledyne Technologies, Inc. (a)	5,328	848,111			18,472,875
Triumph Group, Inc.	7,487	222,738

VSE Corp.	1,288	73,236	Banks — 7.9%
		12,434,860	1st Source Corp.	2,766	140,513
			Access National Corp.	2,130	61,046

Alternative Energy — 0.1%			Allegiance Bancshares, Inc. (a)	2,075	76,360
Aemetis, Inc. (a)	3,787	3,295	American National Bankshares,
Amyris, Inc. (a)	9,084	29,069	Inc.	2,205	90,846
Enphase Energy, Inc. (a)(b)	5,033	7,650	Ameris Bancorp	6,468	310,464
FuelCell Energy, Inc. (a)	6,237	10,915	Ames National Corp.	2,125	63,431
Green Brick Partners, Inc. (a)	3,198	31,660	Arrow Financial Corp.	2,876	98,791
Green Plains, Inc.	5,207	104,921	Associated Banc-Corp	22,147	537,065
MagneGas Corp. (a)	341	195	Astoria Financial Corp.	15,422	331,573
Ocean Power Technologies, Inc. (a)	1,146	1,432	Atlantic Capital Bancshares, Inc.
Pattern Energy Group, Inc.	11,178	269,390	(a)	4,653	84,452
Plug Power, Inc. (a)(b)	38,978	101,735	Banc of California, Inc. (b)	7,769	161,207
Renewable Energy Group, Inc.			Bancfirst Corp.	2,708	153,679
(a)(b)	5,292	64,298	Bancorp of New Jersey, Inc.	2,234	40,547
REX American Resources Corp. (a)	921	86,417	Bancorp, Inc. (a)	11,498	95,088
SolarEdge Technologies, Inc. (a)	5,296	151,201	BancorpSouth, Inc.	12,804	410,368
SunPower Corp. (a)(b)	9,200	67,068	Bank Mutual Corp.	7,238	73,466
			Bank of Hawaii Corp.	6,926	577,351
			Bank of Marin Bancorp	1,247	85,420
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Banks (continued)			Banks (continued)
Bank of the Ozarks, Inc.	18,890	$907,664	FCB Financial Holdings, Inc., Class
BankFinancial Corp.	3,939	62,591	A (a)	6,809	$328,875
BankUnited, Inc.	16,457	585,375	Fidelity Southern Corp.	3,947	93,307
Banner Corp.	4,678	286,668	Financial Institutions, Inc.	2,741	78,941
Bar Harbor Bankshares	3,386	106,185	First Bancorp, Inc.	2,552	77,351
BCB Bancorp, Inc.	3,436	47,932	First BanCorp, Puerto Rico (a)	30,332	155,300
Bear State Financial, Inc.	4,309	44,210	First Bancorp/Southern Pines NC	3,740	128,693
Beneficial Bancorp, Inc.	12,021	199,549	First Busey Corp.	5,356	167,964
Berkshire Hills Bancorp, Inc.	5,465	211,769	First Citizens BancShares, Inc.,
Blue Hills Bancorp, Inc.	5,873	112,762	Class A	1,356	506,995
BofI Holding, Inc. (a)(b)	8,936	254,408	First Commonwealth Financial
BOK Financial Corp.	3,310	294,855	Corp.	13,854	195,757
Boston Private Financial Holdings,			First Community Bancshares, Inc.	3,087	89,863
Inc.	12,591	208,381	First Connecticut Bancorp, Inc.	3,182	85,119
Bridge Bancorp, Inc.	3,096	105,109	First Defiance Financial Corp.	1,683	88,341
Brookline Bancorp, Inc.	11,463	177,676	First Financial Bancorp	9,739	254,675
Bryn Mawr Bank Corp.	2,983	130,655	First Financial Bankshares, Inc.	10,240	462,848
California First National Bancorp	882	15,964	First Financial Corp.	2,125	101,150
Camden National Corp.	2,953	128,869	First Financial Northwest, Inc.	2,323	39,468
Capital Bank Financial Corp., Class			First Foundation, Inc. (a)	5,061	90,541
A	4,906	201,391	First Hawaiian, Inc.	8,757	265,250
Capital City Bank Group, Inc.	2,343	56,255	First Horizon National Corp.	36,886	706,367
Capitol Federal Financial, Inc.	18,668	274,420	First Interstate Bancsystem, Inc.,
Carolina Financial Corp.	1,904	68,316	Class A	4,464	170,748
Cathay General Bancorp	11,246	452,089	First Merchants Corp.	6,558	281,535
Centerstate Banks, Inc.	9,978	267,410	First Midwest Bancorp, Inc.	14,889	348,700
Central Pacific Financial Corp.	4,919	158,293	First of Long Island Corp.	4,315	131,392
Century Bancorp, Inc., Class A	997	79,860	First Republic Bank	24,051	2,512,367
Chemical Financial Corp.	10,846	566,812	First South Bancorp, Inc.	3,052	56,554
Citizens & Northern Corp.	2,833	69,578	First United Corp. (a)	2,695	44,468
City Holding Co.	2,469	177,546	Flagstar Bancorp, Inc. (a)(b)	3,391	120,313
Civista Bancshares, Inc.	1,968	43,965	Flushing Financial Corp.	4,602	136,771
Clifton Bancorp, Inc.	4,768	79,721	FNB Corp.	49,169	689,855
CNB Financial Corp.	2,894	79,064	Franklin Financial Network, Inc. (a)	2,707	96,505
CoBiz Financial, Inc.	6,271	123,162	Fulton Financial Corp.	26,033	488,119
Colony Bankcorp, Inc.	463	6,204	German American Bancorp, Inc.	3,628	137,973
Columbia Banking System, Inc.	8,927	375,916	Glacier Bancorp, Inc.	12,854	485,367
Commerce Bancshares, Inc.	13,860	800,692	Great Southern Bancorp, Inc.	2,007	111,690
Community Bank System, Inc.	7,777	429,679	Great Western Bancorp, Inc.	9,153	377,836
Community Trust Bancorp, Inc.	2,821	131,176	Green Bancorp, Inc. (a)	3,427	81,049
ConnectOne Bancorp, Inc.	4,852	119,359	Greene County Bancshares, Inc. (a) (c)	3,466	—
CU Bancorp (a)	3,131	121,405	Guaranty Bancorp	3,022	84,012
Cullen/Frost Bankers, Inc.	8,928	847,446	Hancock Holding Co.	13,573	657,612
Customers Bancorp, Inc. (a)(b)	4,665	152,172	Hanmi Financial Corp.	5,135	158,928
CVB Financial Corp.	15,007	362,719	HarborOne Bancorp, Inc. (a)	6,258	117,713
Dime Community Bancshares, Inc.	5,246	112,789	Heartland Financial USA, Inc.	4,509	222,745
Eagle Bancorp, Inc. (a)	4,741	317,884	Heritage Commerce Corp.	5,501	78,279
East West Bancorp, Inc.	22,470	1,343,257	Heritage Financial Corp.	5,517	162,751
Enterprise Bancorp, Inc.	1,672	60,710	HMN Financial, Inc. (a)	1,907	34,040
Enterprise Financial Services Corp.	4,041	171,136	Home Bancorp, Inc.	1,783	74,565
ESSA Bancorp, Inc.	3,300	51,810	Home BancShares, Inc.	25,070	632,265
Farmers Capital Bank Corp.	1,739	73,125	HomeStreet, Inc. (a)	4,892	132,084
Farmers National Banc Corp.	3,624	54,541	HomeTrust Bancshares, Inc. (a)	3,223	82,670
			Hope Bancorp, Inc.	19,879	352,057
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	2

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Banks (continued)			Banks (continued)
Horizon Bancorp	3,930	$114,638	Porter Bancorp, Inc. (a)	1,229	$14,023
Iberiabank Corp.	7,900	648,985	Preferred Bank	2,333	140,797
Independent Bank Corp.	8,552	418,915	Prosperity Bancshares, Inc.	10,871	714,551
Independent Bank Group, Inc.	2,685	161,905	Provident Financial Holdings, Inc.	2,303	45,139
International Bancshares Corp.	8,860	355,286	Provident Financial Services, Inc.	9,234	246,271
Investors Bancorp, Inc.	42,394	578,254	QCR Holdings, Inc.	2,381	108,335
Kearny Financial Corp.	14,266	218,983	Renasant Corp.	7,542	323,552
Lakeland Bancorp, Inc.	6,993	142,657	Republic Bancorp, Inc., Class A	1,667	64,830
Lakeland Financial Corp.	4,198	204,527	Republic First Bancorp, Inc. (a)(b)	9,649	89,253
LegacyTexas Financial Group, Inc.	6,540	261,077	Riverview Bancorp, Inc.	5,394	45,310
Live Oak Bancshares, Inc.	4,074	95,535	S&T Bancorp, Inc.	5,620	222,440
Macatawa Bank Corp.	6,531	67,008	Sandy Spring Bancorp, Inc.	3,931	162,901
MainSource Financial Group, Inc.	4,056	145,448	Seacoast Banking Corp. of Florida
MB Financial, Inc.	12,274	552,575	(a)	7,343	175,424
Mercantile Bank Corp.	3,191	111,366	ServisFirst Bancshares, Inc.	7,126	276,845
Meridian Bancorp, Inc.	8,210	153,116	Shore Bancshares, Inc.	3,680	61,272
Meta Financial Group, Inc.	1,798	140,963	Sierra Bancorp	2,508	68,092
MidSouth Bancorp, Inc.	2,061	24,835	Signature Bank (a)	8,515	1,090,261
MidWestOne Financial Group, Inc.	1,932	65,224	Simmons First National Corp.,
MutualFirst Financial, Inc.	1,697	65,250	Class A	5,530	320,187
National Bank Holdings Corp.,			South State Corp.	4,051	364,793
Class A	4,215	150,433	Southern National Bancorp of
National Bankshares, Inc.	1,700	76,415	Virginia, Inc.	3,026	51,412
National Commerce Corp. (a)	1,938	82,946	Southside Bancshares, Inc.	4,206	152,930
NBT Bancorp, Inc.	6,847	251,422	Southwest Bancorp, Inc.	3,696	101,825
New York Community Bancorp, Inc.	75,732	976,198	State Bank Financial Corp.	5,894	168,863
Nicolet Bankshares, Inc. (a)(b)	1,114	64,088	Sterling Bancorp	21,492	529,778
Northfield Bancorp, Inc.	7,214	125,163	Stock Yards Bancorp, Inc.	3,828	145,464
Northrim BanCorp, Inc.	1,757	61,407	Summit Financial Group, Inc.	2,289	58,736
Northwest Bancshares, Inc.	17,883	308,839	Sun Bancorp, Inc.	2,292	56,956
Norwood Financial Corp.	2,020	61,650	SVB Financial Group (a)(b)	8,209	1,535,822
OceanFirst Financial Corp.	5,201	142,975	Synovus Financial Corp.	19,003	875,278
OFG Bancorp	7,031	64,334	TCF Financial Corp.	28,535	486,236
Ohio Valley Banc Corp.	1,099	40,004	Territorial Bancorp, Inc.	2,198	69,391
Old National Bancorp	21,036	384,959	Texas Capital Bancshares, Inc. (a)	7,746	664,607
Old Second Bancorp, Inc.	6,505	87,492	TFS Financial Corp.	9,927	160,123
Opus Bank	3,144	75,456	Tompkins Financial Corp.	2,027	174,606
Oritani Financial Corp.	9,894	166,219	TowneBank	8,811	295,168
Orrstown Financial Services, Inc.	2,093	52,116	Trico Bancshares	3,317	135,168
Pacific Continental Corp.	3,946	106,345	Tristate Capital Holdings, Inc. (a)(b)	4,560	104,424
Pacific Premier Bancorp, Inc. (a)	6,184	233,446	Triumph Bancorp, Inc. (a)	2,964	95,589
PacWest Bancorp	18,992	959,286	TrustCo Bank Corp. NY	14,741	131,195
Park National Corp.	2,061	222,567	Trustmark Corp.	10,227	338,718
Park Sterling Corp.	9,934	123,380	UMB Financial Corp.	6,522	485,824
PCSB Financial Corp. (a)	3,534	66,651	Umpqua Holdings Corp.	36,461	711,354
Peapack Gladstone Financial Corp.	2,519	84,991	Union Bankshares Corp.	7,003	247,206
Penns Woods Bancorp, Inc.	2,217	103,024	United Bancorp, Inc.	3,115	36,757
People's Utah Bancorp	3,942	127,918	United Bankshares, Inc.	17,703	657,666
Peoples Bancorp of North Carolina,			United Community Banks, Inc.	11,340	323,644
Inc.	1,497	53,323	United Community Financial Corp.	9,075	87,120
Peoples Bancorp, Inc.	3,210	107,824	United Financial Bancorp, Inc.	8,517	155,776
Peoples Financial Corp.	1,245	17,928	United Security Bancshares	4,213	40,024
Pinnacle Financial Partners, Inc.	12,145	813,108	Univest Corp. of Pennsylvania	4,547	145,504
Popular, Inc.	16,636	597,898	Valley National Bancorp	42,353	510,354
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Banks (continued)			Chemicals (continued)
Veritex Holdings, Inc. (a)	2,762	$74,464	Innospec, Inc.	3,555	$219,166
Washington Federal, Inc.	14,961	503,438	Intrepid Potash, Inc. (a)	18,112	78,968
Washington Trust Bancorp, Inc.	2,472	141,522	KMG Chemicals, Inc.	1,469	80,619
WashingtonFirst Bankshares, Inc.	1,587	56,481	Koppers Holdings, Inc. (a)	3,456	159,494
Waterstone Financial, Inc.	4,794	93,483	Kraton Corp. (a)	4,717	190,755
Webster Financial Corp.	13,987	735,017	Kronos Worldwide, Inc.	3,366	76,846
WesBanco, Inc.	6,370	261,297	LSB Industries, Inc. (a)	2,939	23,336
West BanCorp., Inc.	3,190	77,836	Minerals Technologies, Inc.	5,478	387,021
Westamerica BanCorp	4,025	239,648	NewMarket Corp.	1,458	620,743
Western Alliance Bancorp (a)	15,095	801,243	Nexeo Solutions, Inc. (a)	9,162	66,883
Western New England Bancorp,			Olin Corp.	25,949	888,753
Inc.	7,717	84,115	OMNOVA Solutions, Inc. (a)	6,506	71,241
Wintrust Financial Corp.	8,746	684,899	Platform Specialty Products Corp.
WSFS Financial Corp.	5,346	260,617	(a)(b)	34,203	381,375
Xenith Bankshares, Inc. (a)	1,536	49,920	PolyOne Corp.	12,483	499,694
		58,128,085	Quaker Chemical Corp.	2,000	295,900
			Rayonier Advanced Materials, Inc.	6,271	85,913

Beverages — 0.1%			Rentech, Inc. (a)	3,065	1,410
Boston Beer Co., Inc., Class A (a)(b)	1,480	231,176	RPM International, Inc.	20,752	1,065,408
Coca-Cola Bottling Co.			Senomyx, Inc. (a)	7,801	4,727
Consolidated	720	155,340	Sensient Technologies Corp.	6,656	511,980
Craft Brew Alliance, Inc. (a)(b)	1,760	30,888	Stepan Co.	2,878	240,773
National Beverage Corp.	1,810	224,530	TOR Minerals International, Inc. (a)	1,000	7,150
New Age Beverages Corp. (a)	2,290	7,809	Tredegar Corp.	3,711	66,798
Primo Water Corp. (a)(b)	4,658	55,209	Trinseo SA	7,002	469,834
Willamette Valley Vineyards, Inc.			Tronox Ltd., Class A	11,377	240,055
(a)	2,312	18,219	Univar, Inc. (a)	16,537	478,415
		723,171	Valvoline, Inc.	32,946	772,584
			Versum Materials, Inc.	17,213	668,209

Chemicals — 2.7%			Westlake Chemical Corp.	5,649	469,375
A. Schulman, Inc.	4,402	150,328	WR Grace & Co.	10,750	775,612
Aceto Corp.	4,429	49,738	Yield10 Bioscience, Inc. (a)	233	713
AdvanSix, Inc. (a)	4,587	182,333	ZAGG, Inc. (a)(b)	4,990	78,593
AgroFresh Solutions, Inc. (a)	3,270	22,988			20,098,546
American Vanguard Corp.	3,882	88,898

Ashland Global Holdings, Inc.	9,543	624,017	Construction & Materials — 2.5%
Axalta Coating Systems Ltd. (a)	34,157	987,849	AAON, Inc.	6,524	224,915
Balchem Corp.	4,848	394,094	Advanced Drainage Systems, Inc.	5,721	115,850
Cabot Corp.	9,923	553,703	AECOM (a)(b)	25,373	934,017
Calgon Carbon Corp.	7,617	163,004	Aegion Corp. (a)	5,610	130,601
Cambrex Corp. (a)(b)	5,555	305,525	Ameresco, Inc., Class A (a)(b)	3,372	26,302
Celanese Corp., Series A	21,187	2,209,168	American Woodmark Corp. (a)	2,117	203,761
Chase Corp.	1,295	144,263	Apogee Enterprises, Inc.	4,823	232,758
Chemours Co.	28,557	1,445,270	Argan, Inc.	1,952	131,272
Codexis, Inc. (a)	6,641	44,163	Armstrong Flooring, Inc. (a)	4,145	65,284
CSW Industrials, Inc. (a)	2,567	113,846	Armstrong World Industries, Inc. (a)	7,446	381,608
Ferro Corp. (a)	13,135	292,911	BlueLinx Holdings, Inc. (a)	2,204	22,767
FutureFuel Corp.	3,639	57,278	Blueprint Medicines Corp. (a)(b)	5,491	382,558
GCP Applied Technologies, Inc. (a)	10,983	337,178	BMC Stock Holdings, Inc. (a)	10,503	224,239
Hawkins, Inc.	1,620	66,096	Boise Cascade Co. (a)	5,862	204,584
HB Fuller Co.	7,981	463,377	Builders FirstSource, Inc. (a)	16,643	299,408
Huntsman Corp.	31,675	868,528	Chicago Bridge & Iron Co. NV (b)	15,246	256,133
Ingevity Corp. (a)	6,519	407,242	Continental Building Products, Inc.
Innophos Holdings, Inc.	3,017	148,406	(a)	6,349	165,074
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	4

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Construction & Materials (continued)			Construction & Materials (continued)
Eagle Materials, Inc.	7,609	$811,880	Valmont Industries, Inc.	3,655	$577,856
EMCOR Group, Inc.	9,242	641,210	Watsco, Inc.	4,746	764,438
Floor & Decor Holdings, Inc., Class			Watts Water Technologies, Inc.,
A (a)(b)	2,867	111,612	Class A	4,454	308,217
Foundation Building Materials, Inc.					18,398,917
(a)	998	14,112

Generac Holdings, Inc. (a)(b)	9,944	456,728	Electricity — 1.3%
Gibraltar Industries, Inc. (a)	5,276	164,347	ALLETE, Inc.	7,611	588,254
GMS, Inc. (a)	4,048	143,299	Avangrid, Inc.	8,369	396,858
Goldfield Corp. (a)	3,448	21,722	Black Hills Corp.	8,064	555,368
Granite Construction, Inc.	6,000	347,700	Calpine Corp. (a)	57,224	844,069
Great Lakes Dredge & Dock Corp.			Covanta Holding Corp.	20,330	301,900
(a)	9,666	46,880	Dynegy, Inc. (a)(b)	23,962	234,588
Griffon Corp.	4,996	110,911	El Paso Electric Co.	6,588	363,987
Hill International, Inc. (a)(b)	7,303	34,689	Great Plains Energy, Inc.	33,516	1,015,535
IES Holdings, Inc. (a)(b)	1,636	28,303	Hawaiian Electric Industries, Inc.	18,220	608,001
Installed Building Products, Inc. (a)	3,192	206,842	IDACORP, Inc.	7,629	670,818
Insteel Industries, Inc.	2,808	73,317	MGE Energy, Inc.	5,537	357,690
JELD-WEN Holding, Inc. (a)	5,922	210,349	NorthWestern Corp.	7,217	410,936
KBR, Inc.	21,005	375,569	Ormat Technologies, Inc.	5,791	353,541
Layne Christensen Co. (a)(b)	3,913	49,108	Portland General Electric Co.	13,614	621,343
LB Foster Co., Class A	1,479	33,647	Sunrun, Inc. (a)	10,004	55,522
Lennox International, Inc.	5,931	1,061,471	TerraForm Global, Inc., Class A (a)	13,137	62,401
Louisiana-Pacific Corp. (a)	22,936	621,107	TerraForm Power, Inc., Class A (a)	11,225	148,394
Masonite International Corp. (a)	4,641	321,157	Unitil Corp.	2,550	126,123
MasTec, Inc. (a)	9,981	463,118	US Geothermal, Inc. (a)	7,641	30,488
MDU Resources Group, Inc.	30,232	784,546	Vistra Energy Corp.	41,386	773,504
Mueller Water Products, Inc.,			Vivint Solar, Inc. (a)(b)	7,224	24,562
Series A	24,820	317,696	Westar Energy, Inc.	22,185	1,100,376
MYR Group, Inc. (a)	2,843	82,845			9,644,258
NCI Building Systems, Inc. (a)	6,628	103,397

Northwest Pipe Co. (a)(b)	2,132	40,551	Electronic & Electrical Equipment — 3.3%
Omega Flex, Inc.	980	70,403	Allied Motion Technologies, Inc.	1,620	41,051
Orion Group Holdings, Inc. (a)	5,034	33,023	Anixter International, Inc. (a)	4,284	364,140
Owens Corning	17,282	1,336,763	Applied DNA Sciences, Inc. (a)	6,764	19,413
Patrick Industries, Inc. (a)	2,393	201,251	Arrow Electronics, Inc. (a)	14,144	1,137,319
PGT Innovations, Inc. (a)	7,825	116,984	Atkore International Group, Inc. (a)	3,137	61,203
Ply Gem Holdings, Inc. (a)	3,732	63,631	Avnet, Inc.	19,541	767,961
Primoris Services Corp.	5,751	169,194	AVX Corp.	6,239	113,737
Quanex Building Products Corp.	5,075	116,471	AZZ, Inc.	3,998	194,703
Simpson Manufacturing Co., Inc.	5,984	293,455	Badger Meter, Inc.	5,214	255,486
Sterling Construction Co., Inc.			Bel Fuse, Inc., Class B	2,157	67,298
(a)(b)	5,074	77,277	Belden, Inc.	6,483	522,076
Summit Materials, Inc., Class A			Benchmark Electronics, Inc. (a)	7,614	260,018
(a)(b)	17,822	570,839	Brady Corp., Class A	6,969	264,474
Tecogen, Inc. (a)	1,236	3,943	Capstone Turbine Corp. (a)	3,678	2,556
Thermon Group Holdings, Inc.			Cognex Corp. (b)	13,534	1,492,530
(a)(b)	5,345	96,157	Coherent, Inc. (a)(b)	3,889	914,576
TopBuild Corp. (a)	6,084	396,494	Control4 Corp. (a)(b)	3,575	105,319
Trex Co., Inc. (a)(b)	4,443	400,181	CTS Corp.	5,283	127,320
Tutor Perini Corp. (a)(b)	6,087	172,871	CyberOptics Corp. (a)	1,663	27,024
Universal Forest Products, Inc.	3,003	294,775	Daktronics, Inc.	6,043	63,875
US Concrete, Inc. (a)(b)	2,627	200,440	Electro Scientific Industries, Inc. (a)	5,070	70,574
USG Corp. (a)(b)	13,936	455,010	eMagin Corp. (a)	6,297	14,168
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Electronic & Electrical Equipment	(continued)		Electronic & Electrical Equipment	(continued)
Encore Wire Corp.	3,537	$158,369	TTM Technologies, Inc. (a)	13,962	$214,596
Energous Corp. (a)(b)	2,400	30,384	Turtle Beach Corp. (a)	6,063	5,032
Energy Focus, Inc. (a)	4,423	12,075	Ultralife Corp. (a)	4,545	30,679
EnerSys	6,958	481,285	Universal Display Corp. (b)	6,605	851,054
ESCO Technologies, Inc.	3,900	233,805	Veeco Instruments, Inc. (a)(b)	8,156	174,538
Fabrinet (a)(b)	6,340	234,960	Vicor Corp. (a)(b)	3,135	73,986
FARO Technologies, Inc. (a)(b)	2,690	102,892	Vishay Intertechnology, Inc.	20,274	381,151
General Cable Corp.	7,405	139,584	Vishay Precision Group, Inc. (a)	2,569	62,684
Houston Wire & Cable Co.	3,110	16,328	WESCO International, Inc. (a)	7,166	417,419
Hubbell, Inc.	8,019	930,364	Zebra Technologies Corp., Class A
II-VI, Inc. (a)(b)	8,248	339,405	(a)	8,305	901,757
Integer Holdings Corp. (a)	4,501	230,226			24,676,864
Intevac, Inc. (a)(b)	5,485	46,348

IntriCon Corp. (a)	2,740	33,154	Financial Services — 4.3%
IPG Photonics Corp. (a)(b)	5,926	1,096,666	Actinium Pharmaceuticals, Inc. (a)	8,447	4,858
Itron, Inc. (a)	5,094	394,530	Ally Financial, Inc.	70,433	1,708,729
Jabil, Inc.	28,296	807,851	Artisan Partners Asset
KEMET Corp. (a)	7,636	161,349	Management, Inc., Class A	8,654	282,120
Keysight Technologies, Inc. (a)	29,131	1,213,597	Ashford, Inc. (a)	394	23,876
Kimball Electronics, Inc. (a)	5,162	111,757	Associated Capital Group, Inc.,
Knowles Corp. (a)	15,810	241,419	Class A	805	28,739
Landauer, Inc.	1,662	111,853	Asta Funding, Inc. (a)	1,501	11,333
LightPath Technologies, Inc., Class			Atlanticus Holdings Corp. (a)	251	582
A (a)	6,052	15,493	BGC Partners, Inc., Class A	36,260	524,682
Littelfuse, Inc.	3,550	695,374	Blackhawk Network Holdings, Inc.
LSI Industries, Inc.	4,195	27,729	(a)(b)	9,391	411,326
MACOM Technology Solutions			CIT Group, Inc.	21,488	1,053,986
Holdings, Inc. (a)(b)	6,324	282,114	Cohen & Steers, Inc.	3,036	119,892
Maxwell Technologies, Inc. (a)(b)	5,619	28,825	Consumer Portfolio Services, Inc.
Mesa Laboratories, Inc.	562	83,918	(a)	5,716	26,065
Methode Electronics, Inc.	5,654	239,447	Cowen, Inc., Class A (a)(b)	4,324	76,967
Microvision, Inc. (a)	10,983	30,533	Credit Acceptance Corp. (a)(b)	1,948	545,771
MTS Systems Corp.	2,593	138,596	Diamond Hill Investment Group,
Napco Security Technologies, Inc.			Inc.	522	110,847
(a)	4,487	43,524	Eaton Vance Corp.	18,334	905,150
National Instruments Corp.	17,626	743,288	Encore Capital Group, Inc. (a)(b)	3,846	170,378
Novanta, Inc. (a)	5,584	243,462	Enova International, Inc. (a)	4,701	63,228
Nuvectra Corp. (a)	1,322	17,530	Essent Group Ltd. (a)	12,034	487,377
NVE Corp.	974	76,917	Evercore, Inc., Class A	6,093	488,963
Orion Energy Systems, Inc. (a)	7,855	8,798	Ezcorp, Inc., Class A (a)(b)	8,094	76,893
OSI Systems, Inc. (a)	2,791	255,014	Federal Agricultural Mortgage
Park Electrochemical Corp.	3,206	59,311	Corp., Class C	1,734	126,131
Plexus Corp. (a)	5,087	285,279	Federated Investors, Inc., Class B	13,995	415,651
Powell Industries, Inc.	1,398	41,926	Financial Engines, Inc.	9,678	336,311
Regal-Beloit Corp.	6,944	548,576	FirstCash, Inc.	7,433	469,394
Research Frontiers, Inc. (a)	5,552	6,607	FNF Group	41,438	1,966,647
Rogers Corp. (a)	2,685	357,857	FNFV Group (a)	12,943	221,972
Rubicon Technology, Inc. (a)	529	4,370	GAMCO Investors, Inc., Class A	805	23,957
Sanmina Corp. (a)	11,339	421,244	Global Brokerage, Inc. (a)	1,155	1,964
Sensata Technologies Holding NV			Green Dot Corp., Class A (a)	6,679	331,145
(a)(b)	26,687	1,282,844	Greenhill & Co., Inc.	4,276	70,982
Sparton Corp. (a)	1,071	24,858	Hamilton Lane, Inc., Class A	2,610	70,079
Synthesis Energy Systems, Inc. (a)	57,655	31,134	HealthEquity, Inc. (a)	7,750	391,995
Trimble, Inc. (a)	39,601	1,554,378	Houlihan Lokey, Inc.	3,805	148,890
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	6

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Financial Services (continued)			Financial Services (continued)
HRG Group, Inc. (a)	22,134	$345,512	VolitionRX Ltd. (a)	6,405	$16,845
Impac Mortgage Holdings, Inc. (a)	1,830	23,900	Voya Financial, Inc.	28,493	1,136,586
Interactive Brokers Group, Inc.,			Waddell & Reed Financial, Inc.,
Class A	10,219	460,264	Class A	12,521	251,296
INTL. FCStone, Inc. (a)	2,537	97,218	Walker & Dunlop, Inc. (a)(b)	4,301	225,071
Investment Technology Group, Inc.	5,189	114,884	Westwood Holdings Group, Inc.	1,466	98,618
Investors Title Co.	214	38,321	WisdomTree Investments, Inc.	17,278	175,890
Janus Henderson Group PLC	29,130	1,014,889	WMIH Corp. (a)	33,498	31,823
Jason Industries, Inc. (a)	4,507	7,166	World Acceptance Corp. (a)	1,064	88,195
Ladder Capital Corp.	13,533	186,485			31,602,273
Ladenburg Thalmann Financial

Services, Inc.	20,288	58,429	Fixed Line Telecommunications — 0.4%
Lazard Ltd., Class A	20,140	910,731	8x8, Inc. (a)	14,330	193,455
Legg Mason, Inc.	13,893	546,134	Cincinnati Bell, Inc. (a)	6,259	124,241
LendingClub Corp. (a)	58,525	356,417	Consolidated Communications
LendingTree, Inc. (a)(b)	1,296	316,807	Holdings, Inc.	9,996	190,724
Liberty Ventures, Series A (a)	13,059	751,545	Frontier Communications Corp. (b)	12,098	142,635
LPL Financial Holdings, Inc.	13,361	689,027	General Communication, Inc.,
MarketAxess Holdings, Inc.	5,863	1,081,782	Class A (a)(b)	4,977	203,012
Marlin Business Services Corp.	1,640	47,150	GTT Communications, Inc. (a)(b)	5,160	163,314
MGIC Investment Corp. (a)	58,906	738,092	Hawaiian Telcom Holdco, Inc. (a)	2,127	63,427
Moelis & Co., Class A	4,535	195,232	HC2 Holdings, Inc. (a)	4,461	23,554
MoneyGram International, Inc. (a)	5,436	87,574	IDT Corp., Class B	2,972	41,846
MSCI, Inc.	14,034	1,640,575	Lumos Networks Corp. (a)	4,097	73,418
Nelnet, Inc., Class A	2,846	143,723	Straight Path Communications,
NewStar Financial, Inc.	3,072	36,065	Inc., Class B (a)	1,262	228,006
NMI Holdings, Inc., Class A (a)	9,420	116,808	Vonage Holdings Corp. (a)	30,026	244,420
NRG Yield, Inc., Class A	8,929	169,383	Windstream Holdings, Inc.	28,739	50,868
NRG Yield, Inc., Class C	9,117	175,958	Zayo Group Holdings, Inc. (a)	28,298	974,017
Ocwen Financial Corp. (a)	16,212	55,769			2,716,937
On Deck Capital, Inc. (a)	6,601	30,827

OneMain Holdings, Inc. (a)(b)	8,167	230,228	Food & Drug Retailers — 0.4%
Oppenheimer Holdings, Inc., Class			Casey's General Stores, Inc.	5,909	646,740
A	1,705	29,582	Chefs' Warehouse, Inc. (a)	3,358	64,809
PICO Holdings, Inc. (a)	4,035	67,385	Core-Mark Holding Co., Inc.	7,129	229,126
Piper Jaffray Cos.	2,366	140,422	Diplomat Pharmacy, Inc. (a)(b)	6,690	138,550
PJT Partners, Inc., Class A	2,864	109,720	GNC Holdings, Inc., Class A (b)	10,229	90,424
PRA Group, Inc. (a)(b)	7,260	207,999	Ingles Markets, Inc., Class A	2,303	59,187
Pzena Investment Management,			Natural Health Trends Corp.	1,354	32,361
Inc., Class A	3,173	34,554	Performance Food Group Co. (a)	13,433	379,482
Radian Group, Inc.	33,786	631,460	PetMed Express, Inc.	3,455	114,533
Regional Management Corp. (a)	1,727	41,811	Rite Aid Corp. (a)(b)	169,281	331,793
Safeguard Scientifics, Inc. (a)(b)	4,085	54,535	Smart & Final Stores, Inc. (a)	4,080	32,028
Santander Consumer USA			SpartanNash Co.	5,521	145,589
Holdings, Inc. (a)	17,383	267,177	Sprouts Farmers Market, Inc. (a)	20,641	387,432
SEI Investments Co.	20,922	1,277,497	SuperValu, Inc. (a)	5,901	128,347
SLM Corp. (a)	67,457	773,743	United Natural Foods, Inc. (a)(b)	7,684	319,578
Stewart Information Services Corp.	3,587	135,445	Vitamin Shoppe, Inc. (a)	3,693	19,757
Stifel Financial Corp.	10,470	559,726	Weis Markets, Inc.	2,324	101,094
TD Ameritrade Holding Corp.	38,328	1,870,406			3,220,830
TESARO, Inc. (a)	5,933	765,950

U.S. Global Investors, Inc., Class A	4,302	9,163	Food Producers — 2.0%
Virtu Financial, Inc., Class A	6,407	103,793	Alico, Inc.	610	20,832
Virtus Investment Partners, Inc.	1,153	133,806	Amplify Snack Brands, Inc. (a)(b)	5,088	36,074
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Food Producers (continued)			Forestry & Paper (continued)
Andersons, Inc.	3,787	$129,705	Domtar Corp.	9,442	$409,688
B&G Foods, Inc.	10,478	333,724	KapStone Paper and Packaging
Blue Buffalo Pet Products, Inc.			Corp.	13,377	287,493
(a)(b)	15,208	431,147	Mercer International, Inc.	6,229	73,814
Bunge Ltd.	21,472	1,491,445	Neenah Paper, Inc.	2,503	214,132
Cal-Maine Foods, Inc. (a)	4,515	185,566	PH Glatfelter Co.	6,319	122,905
Calavo Growers, Inc.	2,423	177,364	Resolute Forest Products (a)(b)	12,838	64,832
Darling Ingredients, Inc. (a)	26,203	459,077	Veritiv Corp. (a)	2,308	75,010
Dean Foods Co.	13,709	149,154	Verso Corp., Class A (a)	5,490	27,944
Farmer Bros Co. (a)	1,660	54,531			1,539,806
Flowers Foods, Inc.	29,403	553,089

Fresh Del Monte Produce, Inc.	5,263	239,256	Gas, Water & Multi-Utilities — 1.5%
Freshpet, Inc. (a)(b)	3,781	59,173	American States Water Co.	5,470	269,397
Griffin Industrial Realty, Inc.	1,073	39,004	Aqua America, Inc.	27,283	905,556
Hain Celestial Group, Inc. (a)	16,751	689,304	Artesian Resources Corp., Class A	1,250	47,250
Herbalife Ltd. (a)	10,493	711,740	Atmos Energy Corp.	16,009	1,342,195
Hostess Brands, Inc. (a)(b)	13,475	184,068	Avista Corp.	9,641	499,115
HQ Sustainable Maritime			Cadiz, Inc. (a)	4,834	61,392
Industries, Inc. (a)(c)	4,100	—	California Water Service Group	7,033	268,309
Ingredion, Inc.	11,183	1,349,117	Chesapeake Utilities Corp.	2,612	204,389
J&J Snack Foods Corp.	2,381	312,625	Connecticut Water Service, Inc.	2,258	133,899
John B Sanfilippo & Son, Inc.	1,422	95,715	Genie Energy Ltd., Class B	3,673	24,058
Lamb Weston Holdings, Inc.	22,466	1,053,431	Middlesex Water Co.	2,592	101,788
Lancaster Colony Corp.	2,973	357,117	National Fuel Gas Co.	13,759	778,897
Lifevantage Corp. (a)	3,491	14,732	New Jersey Resources Corp.	12,980	547,107
Lifeway Foods, Inc. (a)	1,804	16,056	Northwest Natural Gas Co.	4,404	283,618
Limoneira Co.	2,404	55,701	ONE Gas, Inc.	7,794	573,950
Lipocine, Inc. (a)	5,425	21,537	PNM Resources, Inc.	11,944	481,343
Mannatech, Inc.	644	9,145	RGC Resources, Inc.	2,773	79,225
Medifast, Inc.	1,806	107,222	SJW Corp.	2,322	131,425
MGP Ingredients, Inc.	1,817	110,165	South Jersey Industries, Inc.	12,485	431,107
Nutrisystem, Inc.	4,434	247,861	Southwest Gas Holdings, Inc.	7,106	551,568
Omega Protein Corp.	3,642	60,639	Spark Energy, Inc., Class A (b)	2,263	33,945
Phibro Animal Health Corp., Class			Spire, Inc.	6,930	517,324
A	2,839	105,185	UGI Corp.	26,803	1,255,989
Pilgrim's Pride Corp. (a)	9,086	258,133	Vectren Corp.	13,062	859,088
Pinnacle Foods, Inc.	18,245	1,043,067	WGL Holdings, Inc.	7,652	644,298
Post Holdings, Inc. (a)(b)	10,224	902,472	York Water Co.	2,157	73,122
Reliv International, Inc. (a)	59	395			11,099,354
Rocky Mountain Chocolate Factory,

Inc.	2,724	32,170	General Industrials — 1.4%
Sanderson Farms, Inc.	2,996	483,914	Actuant Corp., Class A	10,812	276,787
Seaboard Corp.	38	171,190	Aptargroup, Inc.	10,013	864,222
Seneca Foods Corp., Class A (a)	1,343	46,333	Bemis Co., Inc.	14,640	667,145
Snyders-Lance, Inc.	13,636	520,077	Berry Global Group, Inc. (a)	20,191	1,143,820
Tootsie Roll Industries, Inc. (b)	2,779	105,602	Carlisle Cos., Inc.	10,018	1,004,705
TreeHouse Foods, Inc. (a)(b)	9,028	611,466	Crown Holdings, Inc. (a)	21,282	1,270,961
U.S. Foods Holding Corp. (a)	21,459	572,955	CryoPort, Inc. (a)	4,188	41,252
USANA Health Sciences, Inc. (a)	1,572	90,704	Global Brass & Copper Holdings,
		14,698,979	Inc.	3,673	124,147
			Graphic Packaging Holding Co.	49,693	693,231

Forestry & Paper — 0.2%			Greif, Inc., Class A	3,637	212,910
Clearwater Paper Corp. (a)	2,534	124,799	Greif, Inc., Class B	1,017	65,342
Deltic Timber Corp.	1,574	139,189	Harsco Corp. (a)	11,862	247,916
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	8

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
General Industrials (continued)			General Retailers (continued)
ITT, Inc.	13,665	$604,950	CDK Global, Inc.	20,933	$1,320,663
Landec Corp. (a)(b)	4,881	63,209	Chegg, Inc. (a)	12,092	179,445
Multi-Color Corp. (b)	2,155	176,602	Chemed Corp.	2,486	502,296
Myers Industries, Inc.	3,762	78,814	Chico's FAS, Inc.	19,485	174,391
Otter Tail Corp.	5,878	254,811	Children's Place, Inc.	2,749	324,794
Owens-Illinois, Inc. (a)(b)	25,629	644,826	Christopher & Banks Corp. (a)	6,159	8,376
Raven Industries, Inc.	5,522	178,913	Citi Trends, Inc.	2,593	51,523
Rexnord Corp. (a)	15,645	397,540	Clean Energy Fuels Corp. (a)(b)	15,034	37,284
Silgan Holdings, Inc.	12,070	355,220	Collectors Universe, Inc.	1,741	41,732
Sonoco Products Co.	15,900	802,155	Conn's, Inc. (a)	3,781	106,435
TriMas Corp. (a)	6,652	179,604	Container Store Group, Inc. (a)(b)	2,847	11,986
UFP Technologies, Inc. (a)	1,471	41,335	Copart, Inc. (a)	31,934	1,097,572
		10,390,417	Destination Maternity Corp. (a)	2,770	4,626
			Destination XL Group, Inc. (a)	8,559	16,262

General Retailers — 4.0%			Dick's Sporting Goods, Inc.	13,158	355,398
1-800-Flowers.com, Inc., Class A			Dillard's, Inc., Class A (b)	3,366	188,732
(a)	5,670	55,850	DSW, Inc., Class A	11,768	252,777
Aaron's, Inc.	9,518	415,270	Emerald Expositions Events, Inc.	2,005	46,596
Abercrombie & Fitch Co., Class A	10,514	151,822	Etsy, Inc. (a)	16,289	274,958
Adtalem Global Education, Inc.	9,173	328,852	EVINE Live, Inc. (a)	7,906	8,222
Altice USA, Inc., Class A (a)	9,968	272,226	Express, Inc. (a)	12,371	83,628
AMERCO	915	343,033	Finish Line, Inc., Class A	6,356	76,463
America's Car-Mart, Inc. (a)	1,386	56,999	Five Below, Inc. (a)	8,397	460,827
American Eagle Outfitters, Inc.	25,423	363,549	Francesca's Holdings Corp. (a)	6,453	47,494
American Public Education, Inc. (a)	2,731	57,488	Fred's, Inc., Class A (b)	4,994	32,161
Antero Resources Corp. (a)	34,143	679,446	FTD Cos., Inc. (a)(b)	3,190	41,598
Asbury Automotive Group, Inc. (a)	3,061	187,027	Gaia, Inc. (a)(b)	3,595	43,140
Ascena Retail Group, Inc. (a)	25,130	61,569	GameStop Corp., Class A	17,079	352,852
At Home Group, Inc. (a)	652	14,892	Genesco, Inc. (a)	3,006	79,960
Autobytel, Inc. (a)	2,014	13,876	Grand Canyon Education, Inc. (a)	7,545	685,237
AutoNation, Inc. (a)(b)	10,292	488,458	Group 1 Automotive, Inc.	3,063	221,945
Barnes & Noble Education, Inc. (a)	6,163	40,121	GrubHub, Inc. (a)	13,902	732,079
Barnes & Noble, Inc.	8,898	67,625	Guess?, Inc.	9,276	157,970
Beacon Roofing Supply, Inc. (a)	9,402	481,852	Haverty Furniture Cos., Inc.	3,228	84,412
Bed Bath & Beyond, Inc.	22,661	531,854	Hibbett Sports, Inc. (a)(b)	3,484	49,647
Big 5 Sporting Goods Corp.	2,684	20,533	Hillenbrand, Inc.	9,955	386,752
Big Lots, Inc.	6,639	355,651	Houghton Mifflin Harcourt Co. (a)	15,421	185,823
Bon-Ton Stores, Inc. (a)	2,228	958	HSN, Inc.	4,839	188,963
Boot Barn Holdings, Inc. (a)(b)	2,185	19,447	J. Jill, Inc. (a)	1,051	11,445
Bridgepoint Education, Inc. (a)	2,758	26,477	JC Penney Co., Inc. (a)(b)	46,483	177,104
Bright Horizons Family Solutions,			K12, Inc. (a)	5,636	100,546
Inc. (a)	8,004	690,025	KAR Auction Services, Inc.	21,349	1,019,201
Buckle, Inc.	3,973	66,945	Kirkland's, Inc. (a)	2,707	30,941
Build-A-Bear Workshop, Inc. (a)	2,727	24,952	Lands' End, Inc. (a)	2,026	26,743
Burlington Stores, Inc. (a)	11,157	1,065,047	Laureate Education, Inc., Class A
Caleres, Inc.	6,897	210,496	(a)	5,435	79,079
Cambium Learning Group, Inc. (a)	4,720	31,294	Liquidity Services, Inc. (a)	4,477	26,414
Capella Education Co.	1,792	125,709	Lithia Motors, Inc., Class A	3,754	451,644
Care.com, Inc. (a)	1,738	27,617	Lumber Liquidators Holdings, Inc.
Career Education Corp. (a)	10,687	111,038	(a)	4,057	158,142
Carriage Services, Inc.	2,462	63,027	MarineMax, Inc. (a)(b)	4,129	68,335
Cars.com, Inc. (a)	11,105	295,504	Matthews International Corp.,
Carvana Co. (a)(b)	2,969	43,585	Class A	4,866	302,908
Cato Corp., Class A	3,894	51,518	Michaels Cos., Inc. (a)(b)	17,531	376,391
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
General Retailers (continued)			Health Care Equipment & Services (continued)
Monro, Inc.	5,679	$318,308	Acadia Healthcare Co., Inc. (a)	12,505	$597,239
Murphy USA, Inc. (a)(b)	5,262	363,078	Accuray, Inc. (a)(b)	12,884	51,536
Office Depot, Inc.	84,453	383,421	AdCare Health Systems, Inc. (a)	7,324	6,665
Ollie's Bargain Outlet Holdings, Inc.			Addus HomeCare Corp. (a)(b)	1,286	45,396
(a)	7,432	344,845	Alere, Inc. (a)	14,033	715,543
Overstock.com, Inc. (a)	2,766	82,150	Almost Family, Inc. (a)	2,437	130,867
Party City Holdco, Inc. (a)	3,899	52,831	Alphatec Holdings, Inc. (a)	1,899	4,292
PCM, Inc. (a)(b)	1,516	21,224	Amedisys, Inc. (a)(b)	4,240	237,270
Penske Automotive Group, Inc.	5,762	274,098	American Renal Associates
Pier 1 Imports, Inc.	12,905	54,072	Holdings, Inc. (a)(b)	1,388	20,778
PriceSmart, Inc.	3,440	307,020	Analogic Corp.	1,873	156,864
Providence Service Corp. (a)	2,023	109,404	AngioDynamics, Inc. (a)	7,769	132,772
RealNetworks, Inc. (a)(b)	5,145	24,696	Anika Therapeutics, Inc. (a)(b)	2,272	131,776
Regis Corp. (a)(b)	5,786	82,566	Antares Pharma, Inc. (a)	26,095	84,548
Rent-A-Center, Inc.	7,864	90,279	AtriCure, Inc. (a)	5,376	120,261
RH (a)(b)	3,106	218,414	Atrion Corp.	224	150,528
Rollins, Inc.	15,119	697,591	AxoGen, Inc. (a)	4,935	95,492
Rush Enterprises, Inc., Class A (a)	5,240	242,560	Bio-Rad Laboratories, Inc., Class A
Sally Beauty Holdings, Inc. (a)(b)	20,944	410,084	(a)	3,312	735,993
Sears Holdings Corp. (a)(b)	4,842	35,347	Biolase, Inc. (a)	11,125	6,706
Service Corp. International	29,697	1,024,546	BioScrip, Inc. (a)	20,256	55,704
ServiceMaster Global Holdings,			Biostage, Inc. (a)	3,656	1,130
Inc. (a)	21,046	983,480	BioTelemetry, Inc. (a)(b)	4,630	152,790
Shoe Carnival, Inc.	2,381	53,287	Bovie Medical Corp. (a)	4,719	15,950
Shutterfly, Inc. (a)	5,172	250,739	Brookdale Senior Living, Inc. (a)(b)	28,171	298,623
SiteOne Landscape Supply, Inc.			Bruker Corp.	16,600	493,850
(a)(b)	5,891	342,267	CalAtlantic Group, Inc.	12,261	449,120
Sonic Automotive, Inc., Class A	4,134	84,334	Cantel Medical Corp.	5,957	560,971
Sotheby's (a)	6,051	279,012	Capital Senior Living Corp. (a)(b)	4,670	58,609
SP Plus Corp. (a)	2,950	116,525	Cardiovascular Systems, Inc. (a)	5,198	146,324
Sportsman's Warehouse Holdings,			Civitas Solutions, Inc. (a)	2,868	52,915
Inc. (a)(b)	4,298	19,384	Cogentix Medical, Inc. (a)	6,713	17,185
Stage Stores, Inc.	4,672	8,596	Community Health Systems, Inc.
Stamps.com, Inc. (a)	2,505	507,638	(a)(b)	17,321	133,025
Stein Mart, Inc. (b)	4,383	5,698	ConforMIS, Inc. (a)(b)	5,799	20,412
Strayer Education, Inc.	1,653	144,257	CONMED Corp.	3,573	187,475
Tailored Brands, Inc.	7,130	102,957	Corindus Vascular Robotics, Inc.
Tile Shop Holdings, Inc.	5,605	71,183	(a)(b)	20,807	31,627
Titan Machinery, Inc. (a)	2,671	41,481	Corvel Corp. (a)	1,635	88,944
TrueCar, Inc. (a)	11,249	177,622	CryoLife, Inc. (a)	4,639	105,305
Trupanion, Inc. (a)	3,225	85,172	Cutera, Inc. (a)(b)	2,275	94,071
Tuesday Morning Corp. (a)	6,404	20,493	CytoSorbents Corp. (a)	4,303	26,679
Urban Outfitters, Inc. (a)(b)	13,666	326,617	DexCom, Inc. (a)(b)	13,180	644,831
Weight Watchers International, Inc.			Dextera Surgical, Inc. (a)(b)	3,562	983
(a)(b)	4,031	175,550	Endologix, Inc. (a)	12,883	57,458
Williams-Sonoma, Inc.	12,984	647,382	Ensign Group, Inc.	6,892	155,690
Winmark Corp.	437	57,575	Exactech, Inc. (a)	1,877	61,847
Zumiez, Inc. (a)	2,839	51,386	Five Star Senior Living, Inc. (a)	16,250	25,188
		29,274,713	Fluidigm Corp. (a)(b)	4,592	23,144
			FONAR Corp. (a)(b)	1,417	43,219

Health Care Equipment & Services — 4.3%			Genesis Healthcare, Inc. (a)(b)	5,313	6,163
AAC Holdings, Inc. (a)(b)	2,226	22,104	GenMark Diagnostics, Inc. (a)(b)	7,790	75,018
Abaxis, Inc.	3,511	156,766	Glaukos Corp. (a)(b)	4,900	161,700
ABIOMED, Inc. (a)(b)	6,466	1,090,168	Globus Medical, Inc., Class A (a)	11,083	329,387
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	10

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Health Care Equipment & Services (continued)			Health Care Equipment & Services (continued)
Haemonetics Corp. (a)	7,760	$348,191	RTI Surgical, Inc. (a)	10,112	$46,010
Halyard Health, Inc. (a)	7,764	349,613	SeaSpine Holdings Corp. (a)	1,779	19,960
Healthcare Services Group, Inc.	11,747	633,986	Select Medical Holdings Corp. (a)	16,098	309,082
HealthSouth Corp.	14,780	685,053	Spark Therapeutics, Inc. (a)(b)	4,759	424,312
HealthStream, Inc. (a)	3,976	92,919	STAAR Surgical Co. (a)(b)	5,027	62,586
Hill-Rom Holdings, Inc.	9,945	735,930	STERIS PLC	13,340	1,179,256
HMS Holdings Corp. (a)(b)	13,041	258,994	Surgery Partners, Inc. (a)	3,215	33,275
ICU Medical, Inc. (a)	2,348	436,376	SurModics, Inc. (a)	2,327	72,137
Inogen, Inc. (a)(b)	2,528	240,413	T2 Biosystems, Inc. (a)	4,053	17,023
Insulet Corp. (a)(b)	9,429	519,349	Tandem Diabetes Care, Inc. (a)	3,670	2,679
Integra LifeSciences Holdings			Teladoc, Inc. (a)(b)	6,599	218,757
Corp. (a)(b)	9,568	482,993	Teleflex, Inc.	7,031	1,701,291
Intersect ENT, Inc. (a)	4,481	139,583	Tenet Healthcare Corp. (a)(b)	12,189	200,265
Invacare Corp.	4,891	77,033	Tivity Health, Inc. (a)	5,011	204,449
iRhythm Technologies, Inc. (a)	2,986	154,914	Triple-S Management Corp., Class
Juno Therapeutics, Inc. (a)	12,735	571,292	B (a)	3,526	83,496
K2M Group Holdings, Inc. (a)(b)	6,090	129,169	U.S. Physical Therapy, Inc.	1,955	120,135
Kindred Healthcare, Inc.	12,162	82,702	Utah Medical Products, Inc.	662	48,690
Lantheus Holdings, Inc. (a)(b)	4,633	82,467	Varex Imaging Corp. (a)	5,658	191,467
LeMaitre Vascular, Inc.	2,222	83,147	ViewRay, Inc. (a)(b)	7,494	43,165
LHC Group, Inc. (a)	2,418	171,485	Viveve Medical, Inc. (a)	1,837	9,626
LifePoint Health, Inc. (a)	6,081	352,090	VWR Corp. (a)	13,221	437,747
LivaNova PLC (a)	6,732	471,644	WellCare Health Plans, Inc. (a)	7,053	1,211,282
Magellan Health, Inc. (a)(b)	3,447	297,476	West Pharmaceutical Services, Inc.	11,434	1,100,637
Masimo Corp. (a)	7,196	622,886	Wright Medical Group NV (a)(b)	17,581	454,820
MEDNAX, Inc. (a)	15,170	654,130	Zafgen, Inc. (a)	2,989	10,521
Meridian Bioscience, Inc.	6,734	96,296			31,773,982
Merit Medical Systems, Inc. (a)	8,267	350,107

Molina Healthcare, Inc. (a)(b)	6,739	463,374	Household Goods & Home Construction — 1.6%
Natera, Inc. (a)	4,291	55,311	ACCO Brands Corp. (a)	16,442	195,660
National Healthcare Corp.	1,472	92,103	Bassett Furniture Industries, Inc.	1,739	65,560
Natus Medical, Inc. (a)(b)	5,169	193,838	Beazer Homes USA, Inc. (a)	5,712	107,043
Navidea Biopharmaceuticals, Inc.			Briggs & Stratton Corp.	6,373	149,765
(a)	26,297	10,914	Cavco Industries, Inc. (a)	1,393	205,537
Neogen Corp. (a)	6,464	500,701	Central Garden & Pet Co., Class A
NeoGenomics, Inc. (a)(b)	9,277	103,253	(a)	6,265	232,995
Nevro Corp. (a)	4,286	389,512	Century Communities, Inc. (a)	3,342	82,547
NuVasive, Inc. (a)	7,914	438,910	Compx International, Inc.	1,034	15,769
NxStage Medical, Inc. (a)	10,176	280,858	Comstock Holdings Cos., Inc. (a)	1,729	2,887
Omnicell, Inc. (a)	6,517	332,693	Dixie Group, Inc. (a)	2,900	11,600
OraSure Technologies, Inc. (a)	9,831	221,197	Edgewell Personal Care Co. (a)	8,921	649,181
Orthofix International NV (a)	2,789	131,780	Energizer Holdings, Inc.	9,658	444,751
Owens & Minor, Inc.	9,148	267,122	Ethan Allen Interiors, Inc.	3,943	127,753
PAREXEL International Corp. (a)	8,237	725,515	Flexsteel Industries, Inc.	1,215	61,601
Penumbra, Inc. (a)(b)	4,535	409,510	Forward Industries, Inc. (a)	2,823	3,359
PharMerica Corp. (a)	4,613	135,161	Herman Miller, Inc.	8,959	321,628
Psychemedics Corp.	1,320	24,328	HNI Corp.	6,656	276,024
Quidel Corp. (a)(b)	4,380	192,107	Hooker Furniture Corp.	1,876	89,579
Quorum Health Corp. (a)	4,330	22,429	Hovnanian Enterprises, Inc., Class
R1 RCM, Inc. (a)(b)	14,948	55,457	A (a)(b)	21,351	41,207
RadNet, Inc. (a)	5,911	68,272	Interface, Inc.	9,610	210,459
Rennova Health, Inc. (a)	26	5	iRobot Corp. (a)(b)	4,266	328,738
Retractable Technologies, Inc. (a)	4,605	3,069	KB Home	12,278	296,145
Rockwell Medical, Inc. (a)(b)	7,565	64,756	Knoll, Inc.	7,374	147,480
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Household Goods & Home Construction (continued)			Industrial Engineering (continued)
La-Z-Boy, Inc.	7,437	$200,055	Graco, Inc.	8,754	$1,082,782
LGI Homes, Inc. (a)(b)	2,808	136,385	Graham Corp.	1,902	39,619
Libbey, Inc.	3,627	33,586	Greenbrier Cos., Inc.	4,279	206,034
Lifetime Brands, Inc.	2,050	37,515	H&E Equipment Services, Inc.	4,783	139,664
M/I Homes, Inc. (a)	4,013	107,267	Horizon Global Corp. (a)	3,297	58,159
MDC Holdings, Inc.	5,937	197,168	Hurco Cos., Inc.	1,373	57,117
Meritage Homes Corp. (a)	5,844	259,474	Hyster-Yale Materials Handling,
National Presto Industries, Inc.	790	84,096	Inc.	1,727	132,012
NVR, Inc. (a)	549	1,567,395	IDEX Corp.	11,736	1,425,572
Oil-Dri Corp. of America	1,129	55,242	John Bean Technologies Corp. (b)	4,869	492,256
Scotts Miracle-Gro Co., Class A	6,384	621,419	Kadant, Inc.	1,829	180,248
Select Comfort Corp. (a)(b)	7,058	219,151	Kennametal, Inc.	11,991	483,717
Spectrum Brands Holdings, Inc.	3,826	405,250	Key Technology, Inc. (a)	998	18,852
Steelcase, Inc., Class A	12,921	198,983	Kimball International, Inc., Class B	5,240	103,595
Taylor Morrison Home Corp., Class			Lincoln Electric Holdings, Inc.	9,781	896,722
A (a)	10,966	241,800	Lindsay Corp.	1,858	170,750
Tempur Sealy International, Inc. (a)	7,394	477,061	Lydall, Inc. (a)	2,799	160,383
Toll Brothers, Inc.	23,980	994,451	Manitex International, Inc. (a)	2,717	24,399
TRI Pointe Group, Inc. (a)(b)	25,458	351,589	Manitowoc Co., Inc. (a)	23,434	210,915
Tupperware Brands Corp.	7,915	489,305	Materion Corp.	3,097	133,636
Virco Manufacturing Corp. (a)	5,315	29,233	Meritor, Inc. (a)	14,861	386,535
Wayfair, Inc., Class A (a)	6,202	418,015	Middleby Corp. (a)	9,126	1,169,679
WD-40 Co.	2,313	258,825	Milacron Holdings Corp. (a)(b)	8,386	141,388
William Lyon Homes, Class A (a)	4,111	94,512	Miller Industries, Inc.	2,019	56,431
		11,545,045	MSA Safety, Inc.	4,976	395,642
			Mueller Industries, Inc.	9,270	323,987

Industrial Engineering — 3.3%			NACCO Industries, Inc., Class A	799	68,554
AGCO Corp.	10,320	761,306	Navistar International Corp. (a)(b)	9,906	436,557
Alamo Group, Inc.	1,607	172,544	Neff Corp., Class A (a)	1,724	43,100
Albany International Corp., Class A	4,299	246,763	NN, Inc.	4,181	121,249
Altra Industrial Motion Corp.	4,683	225,252	Nordson Corp.	7,922	938,757
American Railcar Industries, Inc.	1,354	52,264	Oshkosh Corp.	11,784	972,651
Astec Industries, Inc.	2,944	164,893	Paylocity Holding Corp. (a)(b)	4,271	208,510
Babcock & Wilcox Enterprises, Inc.			Perma-Pipe International Holdings,
(a)(b)	8,137	27,096	Inc. (a)	1,937	16,368
Broadwind Energy, Inc. (a)	4,880	15,811	Proto Labs, Inc. (a)	3,660	293,898
Ceco Environmental Corp.	4,277	36,183	REV Group, Inc.	1,759	50,589
Chicago Rivet & Machine Co.	494	15,314	Spartan Motors, Inc.	5,545	61,272
CIRCOR International, Inc. (b)	2,547	138,633	SPX Corp. (a)	6,490	190,417
Colfax Corp. (a)	15,461	643,796	SPX FLOW, Inc. (a)	6,381	246,051
Columbus McKinnon Corp.	2,933	111,073	Standex International Corp.	2,053	218,029
Commercial Vehicle Group, Inc. (a)	5,294	38,911	Sun Hydraulics Corp.	3,942	212,868
Crane Co.	8,061	644,799	Tennant Co.	2,625	173,775
DMC Global, Inc.	2,800	47,320	Terex Corp.	13,178	593,274
Donaldson Co., Inc.	20,977	963,683	Timken Co.	10,466	508,124
Douglas Dynamics, Inc.	3,445	135,733	TimkenSteel Corp. (a)	5,808	95,832
Energy Recovery, Inc. (a)(b)	5,232	41,333	Toro Co.	16,959	1,052,476
EnPro Industries, Inc.	3,440	277,023	Trinity Industries, Inc.	23,378	745,790
Federal Signal Corp.	9,098	193,605	Twin Disc, Inc. (a)	1,831	34,075
Franklin Electric Co., Inc.	5,838	261,834	Wabash National Corp.	10,252	233,951
FreightCar America, Inc.	2,656	51,951	Wabtec Corp. (b)	13,427	1,017,095
Gardner Denver Holdings, Inc. (a)	6,253	172,083	Welbilt, Inc. (a)(b)	22,964	529,320
GATX Corp.	6,015	370,283
Gorman-Rupp Co.	2,838	92,434
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	12

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Industrial Engineering (continued)			Industrial Transportation (continued)
Woodward, Inc.	8,805	$683,356	Knight-Swift Transportation
		24,137,952	Holdings, Inc. (a)	18,927	$786,458
			Landstar System, Inc.	6,328	630,585

Industrial Metals & Mining — 0.9%			Macquarie Infrastructure Corp.	11,772	849,703
AK Steel Holding Corp. (a)	48,142	269,119	Marten Transport Ltd.	5,945	122,170
Alcoa Corp.	26,331	1,227,551	Matson, Inc.	6,329	178,351
Allegheny Technologies, Inc.	16,681	398,676	Old Dominion Freight Line, Inc. (b)	10,806	1,189,849
Ampco-Pittsburgh Corp.	1,955	34,017	Overseas Shipholding Group, Inc.,
Carpenter Technology Corp.	7,069	339,524	Class A (a)	5,813	15,288
Century Aluminum Co. (a)	7,937	131,595	PAM Transportation Services, Inc.
Cleveland-Cliffs, Inc. (a)	45,149	322,815	(a)	659	15,770
Commercial Metals Co.	17,547	333,919	Patriot Transportation Holding, Inc.
Friedman Industries, Inc.	2,787	17,140	(a)	627	12,226
Handy & Harman Ltd. (a)	780	25,389	PHH Corp. (a)	8,457	117,806
Haynes International, Inc.	2,039	73,221	Radiant Logistics, Inc. (a)	3,916	20,794
Kaiser Aluminum Corp.	2,778	286,523	Rand Logistics, Inc. (a)	5,032	1,618
McEwen Mining, Inc. (a)(b)	36,703	71,571	Roadrunner Transportation
Olympic Steel, Inc.	1,597	35,134	Systems, Inc. (a)	4,706	44,848
Real Industry, Inc. (a)	5,569	10,024	Ryder System, Inc.	7,941	671,412
Reliance Steel & Aluminum Co.	11,267	858,207	Saia, Inc. (a)	4,133	258,932
Ryerson Holding Corp. (a)(b)	2,400	26,040	Schneider National, Inc., Class B	3,952	99,986
Steel Dynamics, Inc.	37,399	1,289,144	Triton International Ltd. (a)	6,337	210,895
Synalloy Corp. (a)	2,147	26,838	Universal Logistics Holdings, Inc.	1,233	25,215
United States Steel Corp.	27,323	701,108	USA Truck, Inc. (a)	1,622	22,789
Universal Stainless & Alloy			Werner Enterprises, Inc.	6,158	225,075
Products, Inc. (a)	1,302	27,147	Wesco Aircraft Holdings, Inc. (a)(b)	8,960	84,224
Uranium Energy Corp. (a)	19,733	27,232	Willis Lease Finance Corp. (a)	1,351	33,221
Worthington Industries, Inc.	6,911	317,906	World Fuel Services Corp.	10,630	360,463
		6,849,840	XPO Logistics, Inc. (a)(b)	15,155	1,027,206
			YRC Worldwide, Inc. (a)	4,920	67,896

Industrial Transportation — 1.5%					10,914,516
Air Lease Corp.	14,722	627,452

Air Transport Services Group, Inc.			Leisure Goods — 1.0%
(a)	7,220	175,735	Acushnet Holdings Corp.	4,802	85,284
Aircastle Ltd.	8,419	187,659	Akoustis Technologies, Inc. (a)(b)	1,429	9,317
ArcBest Corp.	3,519	117,711	Brunswick Corp.	14,117	790,129
Atlas Air Worldwide Holdings, Inc.			Callaway Golf Co.	14,931	215,454
(a)	3,769	248,000	Camping World Holdings, Inc.,
CAI International, Inc. (a)	2,930	88,838	Class A (b)	3,256	132,649
Celadon Group, Inc.	4,175	28,181	Clarus Corp. (a)(b)	4,738	35,535
Covenant Transportation Group,			Eastman Kodak Co. (a)(b)	6,100	44,835
Inc., Class A (a)	2,275	65,929	Escalade, Inc.	2,070	28,152
Daseke, Inc. (a)	3,674	47,946	Fitbit, Inc., Series A (a)	27,915	194,295
Echo Global Logistics, Inc. (a)(b)	4,536	85,504	Fox Factory Holding Corp. (a)(b)	6,431	277,176
Forward Air Corp.	4,502	257,649	Glu Mobile, Inc. (a)	17,785	66,872
FRP Holdings, Inc. (a)	1,209	54,707	GoPro, Inc., Class A (a)	15,121	166,482
Genco Shipping & Trading Ltd. (a)	2,047	23,725	Johnson Outdoors, Inc., Class A	710	52,029
Gener8 Maritime, Inc. (a)	12,477	56,271	LCI Industries	3,780	437,913
Genesee & Wyoming, Inc., Class A			Malibu Boats, Inc. (a)	3,744	118,460
(a)(b)	9,759	722,264	Marine Products Corp.	1,493	23,963
Heartland Express, Inc.	6,722	168,588	MCBC Holdings, Inc. (a)	2,500	50,950
Hub Group, Inc., Class A (a)	5,287	227,077	Nautilus, Inc. (a)(b)	4,821	81,475
International Seaways, Inc. (a)	6,407	126,218	Polaris Industries, Inc.	9,151	957,469
Kirby Corp. (a)	8,071	532,282	Pool Corp.	6,438	696,398
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Leisure Goods (continued)			Media (continued)
Take-Two Interactive Software, Inc.			Entravision Communications Corp.,
(a)	16,476	$1,684,341	Class A	10,513	$59,924
Thor Industries, Inc.	7,641	962,078	EW Scripps Co., Class A (a)	8,572	163,811
Universal Electronics, Inc. (a)(b)	2,235	141,699	FactSet Research Systems, Inc.	6,258	1,127,128
Vista Outdoor, Inc. (a)	9,083	208,364	Gannett Co., Inc.	17,822	160,398
Winnebago Industries, Inc.	4,162	186,250	Global Eagle Entertainment, Inc.
Zedge, Inc., Class B (a)	4,053	7,782	(a)	7,875	26,933
		7,655,351	Graham Holdings Co., Class B	728	425,953
			Gray Television, Inc. (a)	10,007	157,110

Life Insurance — 0.4%			Groupon, Inc. (a)	60,701	315,645
American Equity Investment Life			Harte-Hanks, Inc. (a)	6,749	7,221
Holding Co.	11,676	339,538	John Wiley & Sons, Inc., Class A	7,652	409,382
AMERISAFE, Inc.	3,104	180,653	Lamar Advertising Co., Class A	12,881	882,735
Atlantic American Corp.	2,927	9,220	Lee Enterprises, Inc. (a)	8,464	18,621
Citizens, Inc. (a)	8,213	60,366	Liberty Broadband Corp., Class A
CNO Financial Group, Inc.	26,587	620,541	(a)(b)	4,557	429,178
eHealth, Inc. (a)(b)	2,920	69,759	Liberty Broadband Corp., Class C
Employers Holdings, Inc.	5,791	263,201	(a)	23,203	2,211,246
FBL Financial Group, Inc., Class A	1,787	133,131	Liberty Global PLC, Class A (a)	36,482	1,237,105
Genworth Financial, Inc., Class A			Liberty Global PLC, Class C (a)	92,795	3,034,429
(a)	72,970	280,938	Liberty Global PLC LiLAC, Class A
Health Insurance Innovations, Inc.,			(a)	7,846	186,421
Class A (a)	2,459	35,655	Liberty Global PLC LiLAC, Class C
Independence Holding Co.	1,686	42,571	(a)(b)	17,478	407,237
National Western Life Group, Inc.,			Liberty Interactive Corp QVC Group,
Class A (b)	376	131,224	Series A (a)	63,647	1,500,160
Primerica, Inc.	6,834	557,313	Liberty Media Corp-Liberty Formula
		2,724,110	One, Class A (a)	3,415	124,613
			Liberty Media Corp-Liberty Formula

Media — 3.7%			One, Class C (a)	31,342	1,193,817
Acxiom Corp. (a)	11,802	290,801	Liberty Media Corp. - Liberty
AH Belo Corp., Class A	3,599	16,555	SiriusXM, Class A (a)	13,849	580,273
AMC Networks, Inc., Class A (a)	8,997	526,055	Liberty Media Corp. - Liberty
Ascent Capital Group, Inc., Class A			SiriusXM, Class C (a)	26,707	1,118,222
(a)(b)	2,129	27,762	Lions Gate Entertainment Corp.,
Avid Technology, Inc. (a)	5,767	26,182	Class A (a)	9,936	332,359
Bankrate, Inc. (a)	7,128	99,436	Lions Gate Entertainment Corp.,
Beasley Broadcasting Group, Inc.,			Class B (a)(b)	17,152	545,262
Class A	2,692	31,496	Live Nation Entertainment, Inc.
Cable One, Inc.	747	539,424	(a)(b)	20,841	907,626
Central European Media			Marchex, Inc., Class B (a)	5,246	16,210
Enterprises Ltd., Class A (a)(b)	16,001	64,804	McClatchy Co., Class A (a)	1,090	8,055
Clear Channel Outdoor Holdings,			Meredith Corp.	5,876	326,118
Inc., Class A	5,624	26,152	Morningstar, Inc.	2,851	242,306
Cogint, Inc. (a)(b)	4,661	22,839	MSG Networks, Inc., Class A (a)(b)	9,903	209,944
CSS Industries, Inc.	1,461	42,106	National CineMedia, Inc.	9,730	67,915
CTN Media Group, Inc. (a)(c)	50	—	New Media Investment Group, Inc.	9,733	143,951
Cumulus Media, Inc., Class A (a)	3,185	1,019	New York Times Co., Class A	18,334	359,346
Dolby Laboratories, Inc., Class A	8,934	513,884	Nexstar Media Group, Inc., Class A	7,209	449,121
Dun & Bradstreet Corp.	5,713	665,050	Outfront Media, Inc.	22,277	560,935
Emmis Communications Corp.,			Pandora Media, Inc. (a)(b)	37,583	289,389
Class A (a)	2,653	8,808	QuinStreet, Inc. (a)	7,427	54,588
Entercom Communications Corp.,			Quotient Technology, Inc. (a)(b)	11,904	186,298
Class A	4,346	49,762	Remark Holdings, Inc. (a)	4,264	16,075
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	14

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Media (continued)			Mobile Telecommunications (continued)
Rubicon Project, Inc. (a)	6,574	$25,573	Spok Holdings, Inc.	3,740	$57,409
Saga Communications, Inc., Class			Sprint Corp. (a)(b)	104,043	809,462
A	1,046	47,698	T-Mobile U.S., Inc. (a)	44,645	2,752,811
Scholastic Corp.	4,495	167,214	Telephone & Data Systems, Inc.	15,218	424,430
Sinclair Broadcast Group, Inc.,			United States Cellular Corp. (a)	1,710	60,534
Class A	12,177	390,273			4,938,518
Sirius XM Holdings, Inc. (b)	234,792	1,296,057

SPAR Group, Inc. (a)	3,165	3,355	Nonlife Insurance — 3.1%
TechTarget, Inc. (a)(b)	2,802	33,456	Alleghany Corp. (a)	2,323	1,286,965
TEGNA, Inc.	33,291	443,769	Ambac Financial Group, Inc. (a)(b)	6,380	110,119
TheStreet, Inc. (a)	16,585	17,912	American Financial Group, Inc.	10,575	1,093,984
Time, Inc.	15,065	203,378	American National Insurance Co.	1,133	133,785
Trade Desk, Inc., Class A (a)(b)	2,912	179,117	AmTrust Financial Services, Inc.	14,768	198,777
Tribune Media Co., Class A	11,076	452,565	Arch Capital Group Ltd. (a)	20,345	2,004,081
TRONC, Inc. (a)	3,616	52,540	Argo Group International Holdings
Value Line, Inc.	906	15,964	Ltd.	4,567	280,870
XO Group, Inc. (a)	4,167	81,965	Aspen Insurance Holdings Ltd.	9,432	381,053
Yelp, Inc. (a)	11,606	502,540	Assured Guaranty Ltd.	18,111	683,690
		27,358,571	Athene Holding Ltd., Class A (a)(b)	11,509	619,645
			Axis Capital Holdings Ltd.	12,768	731,734

Mining — 0.5%			Baldwin & Lyons, Inc., Class B	2,261	50,985
Arch Coal, Inc., Class A	3,734	267,877	Brown & Brown, Inc.	17,946	864,818
Cloud Peak Energy, Inc. (a)(b)	9,192	33,643	CNA Financial Corp.	4,047	203,362
Coeur Mining, Inc. (a)	28,493	261,851	Donegal Group, Inc., Class A	2,337	37,696
Compass Minerals International,			EMC Insurance Group, Inc.	1,652	46,504
Inc.	5,446	353,445	Enstar Group Ltd. (a)	1,653	367,544
CONSOL Energy, Inc. (a)	32,261	546,501	Erie Indemnity Co., Class A	2,694	324,816
Fairmount Santrol Holdings, Inc.			Federated National Holding Co.	2,537	39,603
(a)(b)	23,727	113,415	First Acceptance Corp. (a)	8,599	9,201
General Moly, Inc. (a)	21,436	8,039	First American Financial Corp.	17,443	871,627
Gold Resource Corp.	8,706	32,648	Global Indemnity Ltd. (a)	1,701	72,122
Golden Minerals Co. (a)	9,302	4,465	Greenlight Capital Re Ltd., Class A
Hallador Energy Co.	1,809	10,348	(a)	5,039	109,094
Hecla Mining Co.	61,701	309,744	Hanover Insurance Group, Inc.	6,734	652,727
Peabody Energy Corp. (a)	14,892	432,017	HCI Group, Inc.	1,768	67,626
Pershing Gold Corp. (a)	5,475	16,151	Heritage Insurance Holdings, Inc.
Royal Gold, Inc.	10,083	867,541	(b)	4,282	56,565
Solitario Zinc Corp. (a)	15,315	10,567	Hilltop Holdings, Inc.	12,181	316,706
SunCoke Energy, Inc. (a)	9,743	89,051	Horace Mann Educators Corp.	6,108	240,350
U.S. Silica Holdings, Inc.	12,423	385,983	Infinity Property & Casualty Corp.	1,998	188,212
US Gold Corp. (a)	74	164	James River Group Holdings Ltd.	3,102	128,671
Warrior Met Coal, Inc.	2,392	56,379	Kemper Corp.	7,415	392,995
Westmoreland Coal Co. (a)(b)	3,275	8,351	Kinsale Capital Group, Inc.	2,771	119,624
		3,808,180	Maiden Holdings Ltd.	11,098	88,229
			Markel Corp. (a)	2,187	2,335,672

Mobile Telecommunications — 0.7%			MBIA, Inc. (a)(b)	19,667	171,103
ATN International, Inc.	1,577	83,108	Mercury General Corp.	5,530	313,496
Globalstar, Inc. (a)(b)	62,873	102,483	National General Holdings Corp.	9,620	183,838
Iridium Communications, Inc. (a)(b)	12,372	127,431	Navigators Group, Inc.	3,594	209,710
NII Holdings, Inc. (a)	14,857	6,834	Old Republic International Corp.	38,385	755,820
ORBCOMM, Inc. (a)	12,823	134,257	ProAssurance Corp.	7,994	436,872
pdvWireless, Inc. (a)	1,832	54,594	Reinsurance Group of America,
Shenandoah Telecommunications			Inc.	9,964	1,390,277
Co.	8,741	325,165	RenaissanceRe Holdings Ltd.	6,043	816,651
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Nonlife Insurance (continued)			Oil & Gas Producers (continued)
RLI Corp.	6,231	$357,410	Isramco, Inc. (a)	299	$34,684
Safety Insurance Group, Inc.	2,336	178,237	Jagged Peak Energy, Inc. (a)	5,962	81,441
Selective Insurance Group, Inc.	9,298	500,697	Jones Energy, Inc., Class A (a)(b)	10,938	21,001
State Auto Financial Corp.	2,450	64,263	Kosmos Energy Ltd. (a)(b)	35,154	279,826
State National Cos., Inc.	5,202	109,190	Laredo Petroleum, Inc. (a)(b)	21,343	275,965
Third Point Reinsurance Ltd. (a)(b)	9,561	149,152	Lilis Energy, Inc. (a)	9,585	42,845
United Fire Group, Inc.	3,306	151,481	Lonestar Resources US, Inc., Class
United Insurance Holdings Corp.	3,080	50,204	A (a)	5,226	18,343
Universal Insurance Holdings, Inc.	4,997	114,931	Matador Resources Co. (a)(b)	14,824	402,472
Validus Holdings Ltd.	12,352	607,842	Murphy Oil Corp.	25,344	673,137
W.R. Berkley Corp.	15,246	1,017,518	Nabors Industries Ltd.	46,773	377,458
White Mountains Insurance Group			Northern Oil and Gas, Inc. (a)(b)	8,538	7,684
Ltd.	553	473,921	Oasis Petroleum, Inc. (a)	36,278	330,855
		23,162,065	Pacific Ethanol, Inc. (a)	6,461	35,859
			Panhandle Oil and Gas, Inc., Class

Oil & Gas Producers — 2.7%			A	3,182	75,732
Abraxas Petroleum Corp. (a)(b)	26,599	50,006	Parsley Energy, Inc., Class A (a)	36,697	966,599
Adams Resources & Energy, Inc.	460	19,090	PBF Energy, Inc., Class A	18,369	507,168
Approach Resources, Inc. (a)	5,719	14,355	PDC Energy, Inc. (a)	10,482	513,932
Barnwell Industries, Inc. (a)	4,904	8,828	Penn Virginia Corp. (a)	2,039	81,519
Bill Barrett Corp. (a)	10,675	45,796	PetroQuest Energy, Inc. (a)	14,319	32,791
Bonanza Creek Energy, Inc. (a)	3,768	124,306	Pioneer Energy Services Corp. (a)	13,617	34,723
California Resources Corp. (a)(b)	6,902	72,195	ProPetro Holding Corp. (a)	5,185	74,405
Callon Petroleum Co. (a)(b)	32,726	367,840	QEP Resources, Inc. (a)	36,814	315,496
Carrizo Oil & Gas, Inc. (a)	13,445	230,313	Resolute Energy Corp. (a)	3,759	111,605
Centennial Resource			Rex Energy Corp. (a)	3,959	10,689
Development, Inc., Class A (a)(b)	21,567	387,559	Rice Energy, Inc. (a)	27,915	807,860
Cheniere Energy, Inc. (a)	32,324	1,455,873	Ring Energy, Inc. (a)	8,085	117,152
Cobalt International Energy, Inc. (a)	3,352	4,793	RSP Permian, Inc. (a)	19,929	689,344
Comstock Resources, Inc. (a)	2,950	17,936	Sanchez Energy Corp. (a)	8,884	42,821
Contango Oil & Gas Co. (a)	4,568	22,977	SandRidge Energy, Inc. (a)	5,487	110,234
Continental Resources, Inc. (a)(b)	13,189	509,227	SemGroup Corp., Class A	10,186	292,847
CVR Energy, Inc.	2,373	61,461	SilverBow Resources, Inc. (a)	1,592	39,084
Dawson Geophysical Co. (a)	5,308	24,045	SM Energy Co.	16,896	299,735
Delek US Holdings, Inc.	10,501	280,692	Southwestern Energy Co. (a)	77,433	473,122
Denbury Resources, Inc. (a)	62,278	83,453	SRC Energy, Inc. (a)	32,019	309,624
Diamondback Energy, Inc. (a)(b)	15,489	1,517,302	Stone Energy Corp. (a)	3,723	108,190
Earthstone Energy, Inc., Class A (a)	5,174	56,862	Syntroleum Corp. (a)(c)	2,214	—
Eclipse Resources Corp. (a)	13,713	34,282	Targa Resources Corp.	33,793	1,598,409
Energen Corp. (a)	15,648	855,633	Tellurian, Inc. (a)	10,805	115,397
Energy XXI Gulf Coast, Inc. (a)(b)	6,570	67,934	Torchlight Energy Resources, Inc.
EP Energy Corp., Class A (a)	8,656	28,219	(a)	15,877	19,846
Era Group, Inc. (a)(b)	2,473	27,673	Trecora Resources (a)	4,189	55,714
Evolution Petroleum Corp.	8,686	62,539	Ultra Petroleum Corp. (a)	30,594	265,250
EXCO Resources, Inc. (a)(b)	1,925	2,579	VAALCO Energy, Inc. (a)	10,701	8,775
Extraction Oil & Gas, Inc. (a)(b)	20,347	313,140	W&T Offshore, Inc. (a)	20,170	61,518
Gastar Exploration, Inc. (a)(b)	27,518	24,205	Whiting Petroleum Corp. (a)(b)	59,921	327,169
Gulfport Energy Corp. (a)	25,889	371,248	WildHorse Resource Development
Halcon Resources Corp. (a)(b)	25,366	172,489	Corp. (a)	3,979	53,000
Harvest Natural Resources, Inc.			WPX Energy, Inc. (a)	64,101	737,173
(a)(c)	537	467	Zion Oil & Gas, Inc. (a)(b)	14,230	48,524
HollyFrontier Corp.	28,098	1,010,685			20,215,572
Houston American Energy Corp.

(a)(b)	5,104	2,553
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	16

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Oil Equipment, Services & Distribution	— 1.4%		Oil Equipment, Services & Distribution	(continued)
Archrock, Inc.	10,345	$129,830	Tidewater, Inc. (a)	7,336	$213,331
Atwood Oceanics, Inc. (a)(b)	12,594	118,258	Transocean Ltd. (a)	61,156	658,049
Basic Energy Services, Inc. (a)	3,146	60,718	Unit Corp. (a)(b)	8,312	171,061
Bristow Group, Inc.	5,197	48,592	Weatherford International PLC (a)	158,969	728,083
C&J Energy Services, Inc. (a)	10,271	307,822	Willbros Group, Inc. (a)	9,067	29,196
CARBO Ceramics, Inc. (a)	2,969	25,622			9,938,231
Chart Industries, Inc. (a)(b)	4,840	189,873

Core Laboratories NV	7,112	701,954	Personal Goods — 0.8%
Diamond Offshore Drilling, Inc.			Avon Products, Inc. (a)	65,407	152,401
(a)(b)	9,726	141,027	Carter's, Inc.	7,612	751,685
Dril-Quip, Inc. (a)	6,701	295,849	Cherokee, Inc. (a)	1,956	5,379
Ensco PLC, Class A (b)	50,720	302,798	Columbia Sportswear Co.	4,110	253,094
Exterran Corp. (a)	5,172	163,487	Crocs, Inc. (a)	11,409	110,667
Flotek Industries, Inc. (a)(b)	8,081	37,577	Culp, Inc.	2,014	65,958
Forum Energy Technologies, Inc.			Deckers Outdoor Corp. (a)(b)	4,841	331,173
(a)	11,673	185,601	elf Beauty, Inc. (a)(b)	3,912	88,216
Frank's International NV (b)	9,047	69,843	Fossil Group, Inc. (a)(b)	6,527	60,897
Geospace Technologies Corp. (a)	2,032	36,210	G-III Apparel Group Ltd. (a)	6,412	186,076
Gulf Island Fabrication, Inc.	2,513	31,915	Helen of Troy Ltd. (a)(b)	4,370	423,453
Helix Energy Solutions Group, Inc.			Iconix Brand Group, Inc. (a)(b)	9,546	54,317
(a)	22,690	167,679	Inter Parfums, Inc.	2,513	103,661
Hornbeck Offshore Services, Inc.			Lakeland Industries, Inc. (a)	2,101	29,624
(a)	5,026	20,305	lululemon athletica, Inc. (a)	15,148	942,963
Independence Contract Drilling,			Movado Group, Inc.	2,476	69,328
Inc. (a)	12,676	48,169	Nu Skin Enterprises, Inc., Class A	7,874	484,093
ION Geophysical Corp. (a)	1,418	13,485	Orchids Paper Products Co. (b)	1,530	21,542
Keane Group, Inc. (a)(b)	5,590	93,241	Oxford Industries, Inc.	2,185	138,835
Matrix Service Co. (a)	4,118	62,594	Perry Ellis International, Inc. (a)	2,072	49,024
McDermott International, Inc. (a)	43,100	313,337	Revlon, Inc., Class A (a)(b)	1,899	46,620
Mitcham Industries, Inc. (a)	4,047	14,124	Rocky Brands, Inc.	1,306	17,500
MRC Global, Inc. (a)	14,516	253,885	Sequential Brands Group, Inc.
Natural Gas Services Group, Inc.			(a)(b)	7,426	22,204
(a)(b)	3,331	94,600	Skechers U.S.A., Inc., Class A (a)	21,774	546,310
NCS Multistage Holdings, Inc. (a)	2,191	52,759	Steven Madden Ltd. (a)(b)	8,495	367,833
Newpark Resources, Inc. (a)	13,319	133,190	Unifi, Inc. (a)(b)	2,485	88,541
Noble Corp. PLC (a)	36,851	169,515	Vera Bradley, Inc. (a)	3,075	27,091
NOW, Inc. (a)	16,086	222,148	Vince Holding Corp. (a)	2,985	1,791
Oceaneering International, Inc.	14,799	388,770	Weyco Group, Inc.	1,357	38,512
OGE Energy Corp.	31,439	1,132,747	Wolverine World Wide, Inc.	15,101	435,664
Oil States International, Inc. (a)(b)	8,015	203,180			5,914,452
Par Pacific Holdings, Inc. (a)	5,815	120,952

Parker Drilling Co. (a)	19,733	21,706	Pharmaceuticals & Biotechnology — 6.1%
Patterson-UTI Energy, Inc.	33,327	697,867	Abeona Therapeutics, Inc. (a)(b)	4,376	74,611
PHI, Inc. (a)(b)	1,452	17,076	ACADIA Pharmaceuticals, Inc.
Rowan Cos. PLC, Class A (a)	18,906	242,942	(a)(b)	15,263	574,957
RPC, Inc. (b)	9,161	227,101	Accelerate Diagnostics, Inc. (a)(b)	4,620	103,719
SEACOR Holdings, Inc. (a)(b)	2,530	116,658	Acceleron Pharma, Inc. (a)(b)	5,283	197,162
SEACOR Marine Holdings, Inc. (a)	2,543	39,773	AcelRx Pharmaceuticals, Inc. (a)	6,998	32,191
Smart Sand, Inc. (a)	2,218	15,038	Achaogen, Inc. (a)(b)	4,545	72,493
Solaris Oilfield Infrastructure, Inc.,			Achillion Pharmaceuticals, Inc. (a)	18,775	84,300
Class A (a)	2,914	50,791	Aclaris Therapeutics, Inc. (a)(b)	3,985	102,853
Superior Energy Services, Inc. (a)	22,991	245,544	Acorda Therapeutics, Inc. (a)(b)	6,967	164,770
Tesco Corp. (a)	8,172	44,537	Adamas Pharmaceuticals, Inc. (a)	2,439	51,634
TETRA Technologies, Inc. (a)(b)	23,714	67,822	Adamis Pharmaceuticals Corp. (a)	4,970	25,968
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)			Pharmaceuticals & Biotechnology (continued)
Aduro Biotech, Inc. (a)(b)	4,726	$50,332	Biohaven Pharmaceutical Holding
Advaxis, Inc. (a)(b)	5,697	23,813	Co. Ltd. (a)(b)	1,977	$73,900
Adverum Biotechnologies, Inc. (a)	2,724	9,943	BioMarin Pharmaceutical, Inc.
Aerie Pharmaceuticals, Inc. (a)	5,766	280,228	(a)(b)	27,195	2,531,039
Aevi Genomic Medicine, Inc. (a)	7,157	9,018	Biospecifics Technologies Corp.
Agenus, Inc. (a)(b)	11,520	50,803	(a)(b)	943	43,868
Agios Pharmaceuticals, Inc. (a)(b)	6,733	449,428	BioTime, Inc. (a)(b)	25,411	72,167
Aimmune Therapeutics, Inc. (a)(b)	3,518	87,211	Bioverativ, Inc. (a)	17,433	994,901
Akebia Therapeutics, Inc. (a)(b)	7,617	149,826	Bluebird Bio, Inc. (a)(b)	7,083	972,850
Akorn, Inc. (a)(b)	14,236	472,493	BrainStorm Cell Therapeutics, Inc.
Alder Biopharmaceuticals, Inc. (a)	10,702	131,100	(a)	3,854	15,879
Aldeyra Therapeutics, Inc. (a)	2,978	21,442	Calithera Biosciences, Inc. (a)	5,271	83,018
Alimera Sciences, Inc. (a)	7,469	10,083	Capricor Therapeutics, Inc. (a)	1,665	5,045
Alkermes PLC (a)	24,167	1,228,650	Cara Therapeutics, Inc. (a)(b)	4,726	64,699
Alnylam Pharmaceuticals, Inc. (a)	12,073	1,418,457	Cascadian Therapeutics, Inc. (a)	14,836	60,679
Altimmune, Inc.	1,451	3,366	CASI Pharmaceuticals, Inc. (a)	7,740	13,700
AMAG Pharmaceuticals, Inc. (a)	5,495	101,383	Catalent, Inc. (a)	19,937	795,885
Amicus Therapeutics, Inc. (a)	26,001	392,095	Catalyst Pharmaceutical, Inc. (a)	12,442	31,354
Amphastar Pharmaceuticals, Inc.			CEL-SCI Corp. (a)(b)	861	1,429
(a)(b)	5,565	99,447	Celldex Therapeutics, Inc. (a)	14,541	41,587
Ampio Pharmaceuticals, Inc. (a)	8,902	5,439	Cellular Biomedicine Group, Inc. (a)	1,597	17,008
AnaptysBio, Inc. (a)	1,575	55,046	Cempra, Inc. (a)	7,488	24,336
Anavex Life Sciences Corp. (a)(b)	8,408	34,809	Cerus Corp. (a)(b)	15,994	43,664
ANI Pharmaceuticals, Inc. (a)	1,215	63,775	Charles River Laboratories
Anthera Pharmaceuticals, Inc.			International, Inc. (a)	7,618	822,896
(a)(b)	690	994	ChemoCentryx, Inc. (a)	2,693	19,982
Applied Genetic Technologies Corp.			Chiasma, Inc. (a)	6,599	16,827
(a)	2,151	8,496	Chimerix, Inc. (a)(b)	6,230	32,708
Apricus Biosciences, Inc. (a)	1,237	2,115	Clearside Biomedical, Inc. (a)	1,800	15,732
Aptevo Therapeutics, Inc. (a)	2,249	5,150	Cleveland BioLabs, Inc. (a)	2,800	9,632
AquaBounty Technologies, Inc. (a)	136	963	Clovis Oncology, Inc. (a)	7,751	638,682
Aquinox Pharmaceuticals, Inc. (a)	4,402	62,464	Coherus Biosciences, Inc. (a)	6,187	82,596
Aratana Therapeutics, Inc. (a)(b)	4,787	29,344	Collegium Pharmaceutical, Inc.
Ardelyx, Inc. (a)(b)	3,216	18,010	(a)(b)	3,841	40,292
Arena Pharmaceuticals, Inc. (a)(b)	7,028	179,214	Conatus Pharmaceuticals, Inc. (a)	4,930	27,066
ArQule, Inc. (a)	14,883	16,520	Concert Pharmaceuticals, Inc. (a)	2,663	39,279
Array BioPharma, Inc. (a)	27,191	334,449	ContraVir Pharmaceuticals, Inc.
Arrowhead Pharmaceuticals, Inc.			(a)(b)	18,000	9,360
(a)	11,227	48,613	Corbus Pharmaceuticals Holdings,
Assembly Biosciences, Inc. (a)(b)	2,704	94,424	Inc. (a)(b)	6,152	43,987
Atara Biotherapeutics, Inc. (a)	3,237	53,572	Corcept Therapeutics, Inc. (a)	14,708	283,864
Athersys, Inc. (a)	16,987	34,993	Corium International, Inc. (a)	5,260	58,281
Audentes Therapeutics, Inc. (a)(b)	3,127	87,587	CorMedix, Inc. (a)	7,588	3,946
AVEO Pharmaceuticals, Inc. (a)	13,305	48,563	CTI BioPharma Corp. (a)	2,641	8,425
Avexis, Inc. (a)(b)	3,584	346,680	Cumberland Pharmaceuticals, Inc.
Aviragen Therapeutics, Inc. (a)	9,180	6,289	(a)	4,500	31,770
Bellicum Pharmaceuticals, Inc.			Curis, Inc. (a)	19,155	28,541
(a)(b)	3,697	42,700	Cymabay Therapeutics, Inc. (a)	7,957	64,133
Bio-Path Holdings, Inc. (a)(b)	16,724	6,021	Cytokinetics, Inc. (a)	8,453	122,569
Bio-Techne Corp.	6,056	732,110	CytomX Therapeutics, Inc. (a)(b)	3,758	68,283
BioCryst Pharmaceuticals, Inc.			Cytori Therapeutics, Inc. (a)	2,594	951
(a)(b)	14,777	77,432	CytRx Corp. (a)	45,816	18,785
BioDelivery Sciences International,			Depomed, Inc. (a)	9,157	53,019
Inc. (a)	8,009	23,627	Dermira, Inc. (a)(b)	5,933	160,191
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	18

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)			Pharmaceuticals & Biotechnology (continued)
Dicerna Pharmaceuticals, Inc. (a)	2,670	$15,353	Inotek Pharmaceuticals Corp.
Durect Corp. (a)	19,556	34,614	(a)(b)	3,215	$5,723
Dynavax Technologies Corp. (a)	8,647	185,911	Inovio Pharmaceuticals, Inc. (a)	15,084	95,633
Eagle Pharmaceuticals, Inc. (a)	1,253	74,729	Insmed, Inc. (a)	10,157	317,000
Edge Therapeutics, Inc. (a)	3,751	40,248	Insys Therapeutics, Inc. (a)(b)	3,557	31,586
Editas Medicine, Inc. (a)(b)	5,018	120,482	Intercept Pharmaceuticals, Inc. (a)	2,687	155,954
Egalet Corp. (a)	2,864	3,666	Intrexon Corp. (a)(b)	9,391	178,523
Eiger Biopharmaceuticals, Inc. (a)	1,169	12,859	Invitae Corp. (a)	4,225	39,588
Emergent Biosolutions, Inc. (a)	5,255	212,565	InVivo Therapeutics Holdings Corp.
Enanta Pharmaceuticals, Inc. (a)	2,059	96,361	(a)	5,769	8,509
Endo International PLC (a)	30,244	259,040	Ionis Pharmaceuticals, Inc. (a)	19,165	971,666
Endocyte, Inc. (a)	7,477	10,543	Iovance Biotherapeutics, Inc. (a)(b)	7,492	58,063
Enzo Biochem, Inc. (a)	8,028	84,053	Ironwood Pharmaceuticals, Inc.
Epizyme, Inc. (a)	6,286	119,748	(a)(b)	19,973	314,974
Esperion Therapeutics, Inc. (a)	3,157	158,229	IsoRay, Inc. (a)	15,938	8,232
Exact Sciences Corp. (a)	18,486	871,060	Jazz Pharmaceuticals PLC (a)	9,483	1,386,889
Exelixis, Inc. (a)	43,336	1,050,031	Jounce Therapeutics, Inc. (a)(b)	875	13,633
Fate Therapeutics, Inc. (a)(b)	4,030	15,959	Juniper Pharmaceuticals, Inc. (a)	2,517	11,452
Fibrocell Science, Inc. (a)	1,528	4,676	KalVista Pharmaceuticals, Inc. (a)	258	1,718
FibroGen, Inc. (a)(b)	11,451	616,064	Karyopharm Therapeutics, Inc. (a)	4,706	51,672
Five Prime Therapeutics, Inc. (a)	4,356	178,204	KemPharm, Inc. (a)	4,202	15,547
Flex Pharma, Inc. (a)	2,196	7,488	Keryx Biopharmaceuticals, Inc.
Flexion Therapeutics, Inc. (a)(b)	3,651	88,281	(a)(b)	16,183	114,899
Fortress Biotech, Inc. (a)	6,807	30,087	Kindred Biosciences, Inc. (a)(b)	5,720	44,902
Foundation Medicine, Inc. (a)	2,028	81,526	Kite Pharma, Inc. (a)	7,973	1,433,625
Galectin Therapeutics, Inc. (a)	5,878	12,461	La Jolla Pharmaceutical Co. (a)(b)	3,299	114,739
Galena Biopharma, Inc. (a)	1,385	488	Lannett Co., Inc. (a)	4,569	84,298
Genocea Biosciences, Inc. (a)(b)	3,917	5,719	Lexicon Pharmaceuticals, Inc.
Genomic Health, Inc. (a)	2,857	91,681	(a)(b)	6,848	84,162
GenVec CPR INC. (a)(c)	826	—	Ligand Pharmaceuticals, Inc. (a)(b)	3,185	433,638
Geron Corp. (a)(b)	25,126	54,775	Loxo Oncology, Inc. (a)(b)	3,416	314,682
Global Blood Therapeutics, Inc.			Luminex Corp.	6,445	131,027
(a)(b)	5,614	174,315	MacroGenics, Inc. (a)	4,979	92,012
GlycoMimetics, Inc. (a)	3,212	44,936	Madrigal Pharmaceuticals, Inc. (a)	558	25,099
GTx, Inc. (a)	1,784	14,664	Mallinckrodt PLC (a)	15,493	578,973
Halozyme Therapeutics, Inc. (a)(b)	19,906	345,767	MannKind Corp. (a)(b)	17,465	37,899
Harvard Bioscience, Inc. (a)	6,840	25,650	Matinas BioPharma Holdings, Inc.
Heat Biologics, Inc. (a)	2,991	1,953	(a)(b)	11,213	14,801
Hemispherx Biopharma, Inc. (a)	5,727	1,847	Medicines Co. (a)(b)	10,769	398,884
Heron Therapeutics, Inc. (a)	7,109	114,810	MediciNova, Inc. (a)(b)	4,864	30,984
Heska Corp. (a)	963	84,831	Medpace Holdings, Inc. (a)	926	29,539
Histogenics Corp. (a)	1,354	2,681	MEI Pharma, Inc. (a)	8,459	22,670
Horizon Pharma PLC (a)(b)	24,357	308,847	Merrimack Pharmaceuticals, Inc.	2,006	29,167
iBio, Inc. (a)	21,015	6,725	Microbot Medical, Inc. (a)	246	288
Idera Pharmaceuticals, Inc. (a)	26,398	58,868	MiMedx Group, Inc. (a)(b)	15,260	181,289
Ignyta, Inc. (a)(b)	6,135	75,767	Minerva Neurosciences, Inc. (a)(b)	7,034	53,458
Immune Design Corp. (a)	1,494	15,463	Mirati Therapeutics, Inc. (a)	4,241	49,620
ImmunoGen, Inc. (a)	12,865	98,417	Molecular Templates, Inc. (a)	996	6,942
Immunomedics, Inc. (a)(b)	17,603	246,090	Momenta Pharmaceuticals, Inc. (a)	12,237	226,385
Impax Laboratories, Inc. (a)(b)	10,889	221,047	MyoKardia, Inc. (a)	3,206	137,377
INC Research Holdings, Inc., Class			Myriad Genetics, Inc. (a)(b)	10,288	372,220
A (a)	8,614	450,512	NanoString Technologies, Inc.
Infinity Pharmaceuticals, Inc. (a)	7,013	9,327	(a)(b)	3,715	60,034
Innoviva, Inc. (a)(b)	12,381	174,820	NantKwest, Inc. (a)	4,139	22,682
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	19

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)			Pharmaceuticals & Biotechnology (continued)
Nektar Therapeutics (a)(b)	25,270	$606,480	Sage Therapeutics, Inc. (a)	5,160	$321,468
Neothetics, Inc. (a)	1,616	744	Sangamo Therapeutics, Inc. (a)	13,373	200,595
Neuralstem, Inc. (a)	1,335	1,762	Sarepta Therapeutics, Inc. (a)	9,454	428,833
Neurocrine Biosciences, Inc. (a)(b)	14,255	873,546	Savara, Inc. (a)	5,254	49,125
NewLink Genetics Corp. (a)(b)	3,137	31,935	Sciclone Pharmaceuticals, Inc.
Novavax, Inc. (a)	41,203	46,971	(a)(b)	8,444	94,573
Novus Therapeutics, Inc. (a)	164	854	Seattle Genetics, Inc. (a)	15,392	837,479
Ocular Therapeutix, Inc. (a)(b)	3,033	18,744	Seres Therapeutics, Inc. (a)(b)	3,552	56,974
Ohr Pharmaceutical, Inc. (a)	9,287	6,687	Sorrento Therapeutics, Inc. (a)	6,112	10,390
Omeros Corp. (a)(b)	6,534	141,265	Spectrum Pharmaceuticals, Inc.
Oncocyte Corp. (a)	478	3,609	(a)(b)	12,555	176,649
OncoMed Pharmaceuticals, Inc. (a)	3,414	15,431	Stemline Therapeutics, Inc. (a)(b)	3,075	34,133
Ophthotech Corp. (a)	4,442	12,526	Sucampo Pharmaceuticals, Inc.,
OPKO Health, Inc. (a)(b)	59,667	409,323	Class A (a)	4,244	50,079
Orexigen Therapeutics, Inc. (a)(b)	1,808	3,833	Sunesis Pharmaceuticals, Inc. (a)	2,343	4,545
Organovo Holdings, Inc. (a)(b)	12,913	28,667	Supernus Pharmaceuticals, Inc. (a)	7,705	308,200
Otonomy, Inc. (a)	4,226	13,735	Syndax Pharmaceuticals, Inc. (a)(b)	2,311	27,039
OvaScience, Inc. (a)	5,645	8,016	Synergy Pharmaceuticals, Inc.
Pacific Biosciences of California,			(a)(b)	37,825	109,693
Inc. (a)	17,021	89,360	Synthetic Biologics, Inc. (a)	13,497	12,594
Pacira Pharmaceuticals, Inc. (a)(b)	6,722	252,411	Syros Pharmaceuticals, Inc. (a)	1,293	19,033
Pain Therapeutics, Inc. (a)	1,248	5,079	Teligent, Inc. (a)(b)	6,994	46,930
Palatin Technologies, Inc. (a)	23,498	15,579	Tenax Therapeutics, Inc. (a)	1,873	676
Paratek Pharmaceuticals, Inc. (a)	3,569	89,582	Tetraphase Pharmaceuticals, Inc.
PDL BioPharma, Inc. (a)	23,556	79,855	(a)	9,610	65,732
Peregrine Pharmaceuticals, Inc. (a)	5,102	16,020	TG Therapeutics, Inc. (a)(b)	10,091	119,578
Pernix Therapeutics Holdings, Inc.			TherapeuticsMD, Inc. (a)(b)	25,609	135,472
(a)	763	2,403	Theravance Biopharma, Inc. (a)(b)	6,417	219,718
Pfenex, Inc. (a)	2,551	7,704	Titan Pharmaceuticals, Inc. (a)	3,672	6,426
Portola Pharmaceuticals, Inc. (a)	8,971	484,703	Tocagen, Inc. (a)	1,311	16,335
PRA Health Sciences, Inc. (a)	7,712	587,423	Tonix Pharmaceuticals Holding
Prestige Brands Holdings, Inc.			Corp. (a)	155	707
(a)(b)	8,836	442,595	Tracon Pharmaceuticals, Inc. (a)	1,428	4,498
Progenics Pharmaceuticals, Inc. (a)	10,933	80,467	Trevena, Inc. (a)	7,025	17,914
Protagonist Therapeutics, Inc. (a)	1,296	22,900	Trovagene, Inc. (a)(b)	5,524	4,033
Proteon Therapeutics, Inc. (a)	1,374	2,748	Trubion Pharmaceuticals, Inc.
Prothena Corp. PLC (a)	6,403	414,722	(a)(c)	3,113	—
pSivida Corp. (a)	6,822	8,186	Ultragenyx Pharmaceutical, Inc. (a)	5,955	317,163
PTC Therapeutics, Inc. (a)	5,755	115,158	United Therapeutics Corp. (a)	6,930	812,127
Pulse Biosciences, Inc. (a)(b)	522	9,714	Vanda Pharmaceuticals, Inc. (a)	6,494	116,243
Puma Biotechnology, Inc. (a)(b)	4,673	559,592	Veracyte, Inc. (a)	4,395	38,544
Ra Pharmaceuticals, Inc. (a)	1,016	14,834	Verastem, Inc. (a)	5,333	25,065
Radius Health, Inc. (a)(b)	6,378	245,872	Vericel Corp. (a)	7,335	44,010
Reata Pharmaceuticals, Inc., Class			Versartis, Inc. (a)	3,367	8,249
A (a)	1,583	49,231	Vical, Inc. (a)	2,976	7,142
Recro Pharma, Inc. (a)	2,418	21,714	Vital Therapies, Inc. (a)	3,761	18,993
REGENXBIO, Inc. (a)	4,051	133,480	Vivus, Inc. (a)	17,507	17,332
Regulus Therapeutics, Inc. (a)	33,260	41,575	Voyager Therapeutics, Inc. (a)(b)	3,638	74,906
Repligen Corp. (a)(b)	5,757	220,608	WaVe Life Sciences Ltd. (a)	3,410	74,168
Repros Therapeutics, Inc. (a)	4,528	1,449	XBiotech, Inc. (a)(b)	3,229	14,111
Retrophin, Inc. (a)	6,278	156,259	Xencor, Inc. (a)	6,254	143,342
Revance Therapeutics, Inc. (a)	3,551	97,830	XOMA Corp. (a)	1,089	21,399
Rexahn Pharmaceuticals, Inc. (a)	4,487	10,859	ZIOPHARM Oncology, Inc. (a)	18,936	116,267
Rigel Pharmaceuticals, Inc. (a)	16,778	42,616	Zogenix, Inc. (a)(b)	4,527	158,671
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	20

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)			Real Estate Investment Trusts (REITs)	(continued)
Zynerba Pharmaceuticals, Inc.			American Campus Communities,
(a)(b)	1,503	$12,565	Inc.	20,597	$909,358
		45,235,249	American Homes 4 Rent, Class A	35,997	781,495
			Annaly Capital Management, Inc.

Real Estate Investment & Services — 1.5%			(b)	168,830	2,058,050
AG Mortgage Investment Trust, Inc.	4,544	87,426	Anworth Mortgage Asset Corp.	16,369	98,378
Alexander & Baldwin, Inc.	7,453	345,297	Apollo Commercial Real Estate
Altisource Portfolio Solutions SA (a)	1,818	47,032	Finance, Inc. (b)	13,447	243,525
American Realty Investors, Inc. (a)	1,631	14,108	Apple Hospitality REIT, Inc. (b)	32,226	609,394
AV Homes, Inc. (a)	2,544	43,630	Arbor Realty Trust, Inc.	9,585	78,597
Black Knight Financial Services,			Ares Commercial Real Estate Corp.	6,966	92,717
Inc., Class A (a)(b)	4,740	204,057	Arlington Asset Investment Corp.,
Chimera Investment Corp.	25,996	491,844	Class A (b)	1,883	23,971
Columbia Property Trust, Inc.	18,064	393,253	Armada Hoffler Properties, Inc.	10,498	144,977
Consolidated-Tomoka Land Co. (b)	1,011	60,731	ARMOUR Residential REIT, Inc. (b)	5,832	156,881
Dynex Capital, Inc.	15,906	115,637	Ashford Hospitality Prime, Inc.	5,078	48,241
Forest City Realty Trust, Inc., Class			Ashford Hospitality Trust, Inc. (b)	13,385	89,278
A	40,743	1,039,379	Blackstone Mortgage Trust, Inc.,
Forestar Group, Inc. (a)	4,591	78,965	Class A (b)	14,099	437,351
Gaming and Leisure Properties,			Bluerock Residential Growth REIT,
Inc.	31,946	1,178,488	Inc. (b)	8,685	96,056
Hannon Armstrong Sustainable			Brandywine Realty Trust	26,057	455,737
Infrastructure Capital, Inc. (b)	8,464	206,268	Brixmor Property Group, Inc.	47,285	888,958
HFF, Inc., Class A	5,216	206,345	BRT Apartments Corp.	3,601	38,603
Howard Hughes Corp. (a)	5,872	692,485	Camden Property Trust	13,737	1,256,249
InfraREIT, Inc.	6,218	139,097	Capstead Mortgage Corp.	13,401	129,320
Jones Lang LaSalle, Inc.	7,034	868,699	CareTrust REIT, Inc. (b)	12,118	230,727
Kennedy-Wilson Holdings, Inc.	15,167	281,348	Catchmark Timber Trust, Inc.,
Marcus & Millichap, Inc. (a)	2,728	73,629	Class A	7,387	93,150
Maui Land & Pineapple Co., Inc. (a)	2,281	31,820	CBL & Associates Properties, Inc.
Nationstar Mortgage Holdings, Inc.			(b)	25,400	213,106
(a)	5,186	96,304	Cedar Realty Trust, Inc.	12,109	68,053
Paramount Group, Inc. (b)	33,090	529,440	Chatham Lodging Trust	6,442	137,343
QTS Realty Trust, Inc., Class A	7,599	397,884	Chesapeake Lodging Trust (b)	8,980	242,191
RE/MAX Holdings, Inc., Class A	2,929	186,138	CIM Commercial Trust Corp. (b)	2,998	50,366
Realogy Holdings Corp.	22,172	730,567	Colony NorthStar, Inc., Class A (b)	88,392	1,110,203
Reis, Inc.	1,837	33,066	Condor Hospitality Trust, Inc.	151	1,578
Rexford Industrial Realty, Inc.	12,939	370,314	CoreCivic, Inc. (b)	17,915	479,585
St. Joe Co. (a)(b)	10,898	205,427	CorEnergy Infrastructure Trust, Inc.
STORE Capital Corp. (b)	26,260	653,086	(b)	2,295	81,128
Tejon Ranch Co. (a)(b)	2,659	56,105	Coresite Realty Corp. (b)	5,210	582,999
Xenia Hotels & Resorts, Inc. (b)	15,639	329,201	Corporate Office Properties Trust
Zillow Group, Inc., Class A (a)	6,744	270,772	(b)	14,392	472,489
Zillow Group, Inc., Class C (a)(b)	17,180	690,808	Cousins Properties, Inc.	65,203	608,996
		11,148,650	CubeSmart	28,024	727,503
			CyrusOne, Inc. (b)	13,981	823,900

Real Estate Investment Trusts (REITs) — 8.3%			CYS Investments, Inc.	22,334	192,966
Acadia Realty Trust (b)	12,259	350,853	DCT Industrial Trust, Inc.	14,305	828,546
AGNC Investment Corp.	60,208	1,305,309	DDR Corp.	48,692	446,019
Agree Realty Corp.	4,285	210,308	DiamondRock Hospitality Co.	33,993	372,223
Alexander's, Inc.	553	234,522	Douglas Emmett, Inc. (b)	22,625	891,877
Altisource Residential Corp. (b)	9,073	100,801	Easterly Government Properties,
American Assets Trust, Inc.	5,923	235,558	Inc.	7,189	148,597
			EastGroup Properties, Inc.	5,115	450,734
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	21

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs)	(continued)		Real Estate Investment Trusts (REITs)	(continued)
Education Realty Trust, Inc. (b)	11,089	$398,428	Park Hotels & Resorts, Inc.	21,555	$594,056
Empire State Realty Trust, Inc.,			Parkway, Inc.	8,271	190,481
Class A (b)	19,567	401,906	Pebblebrook Hotel Trust (b)	12,437	449,473
EPR Properties	10,228	713,301	Pennsylvania Real Estate
Equity Commonwealth (a)	19,392	589,517	Investment Trust	10,348	108,550
Equity Lifestyle Properties, Inc.	12,778	1,087,152	PennyMac Mortgage Investment
Farmland Partners, Inc.	9,333	84,370	Trust (d)	10,450	181,725
First Industrial Realty Trust, Inc.	17,418	524,108	Physicians Realty Trust	27,835	493,515
First Potomac Realty Trust	9,864	109,885	Piedmont Office Realty Trust, Inc.,
Franklin Street Properties Corp.	15,738	167,138	Class A	21,999	443,500
Geo Group, Inc. (b)	18,374	494,261	Potlatch Corp. (b)	7,091	361,641
Getty Realty Corp.	4,438	126,971	Preferred Apartment Communities,
Gladstone Commercial Corp.	5,033	112,085	Inc., Class A	8,962	169,203
Global Net Lease, Inc. (b)	11,847	259,331	PS Business Parks, Inc.	3,004	401,034
Government Properties Income			Quality Care Properties, Inc. (a)	14,098	218,519
Trust (b)	10,679	200,445	RAIT Financial Trust	12,466	9,100
Gramercy Property Trust	23,053	697,353	Ramco-Gershenson Properties
Healthcare Realty Trust, Inc. (b)	17,391	562,425	Trust	12,330	160,413
Healthcare Trust of America, Inc.,			Rayonier, Inc.	19,634	567,226
Class A	30,434	906,933	Redwood Trust, Inc. (b)	12,292	200,237
Hersha Hospitality Trust	6,587	122,979	Resource Capital Corp. (b)	5,570	60,045
Highwoods Properties, Inc.	15,935	830,054	Retail Opportunity Investments
Hospitality Properties Trust	24,756	705,298	Corp.	18,131	344,670
Hudson Pacific Properties, Inc.	23,986	804,251	Retail Properties of America, Inc.,
Independence Realty Trust, Inc. (b)	13,622	138,536	Class A (b)	36,165	474,846
Invesco Mortgage Capital, Inc.	16,844	288,538	RLJ Lodging Trust	27,386	602,492
Investors Real Estate Trust (b)	19,805	121,009	RMR Group, Inc., Class A	1,340	68,809
Invitation Homes, Inc.	12,131	274,767	Sabra Health Care REIT, Inc.	24,078	528,271
iStar, Inc. (a)(b)	11,959	141,116	Saul Centers, Inc.	1,841	113,976
JBG Smith Properties (a)	14,163	484,516	Select Income REIT	9,802	229,563
Kilroy Realty Corp.	15,188	1,080,171	Senior Housing Properties Trust (b)	35,803	699,949
Kite Realty Group Trust	12,411	251,323	Seritage Growth Properties, Class
LaSalle Hotel Properties (b)	16,772	486,723	A (b)	5,008	230,719
Lexington Realty Trust	31,494	321,869	Spirit Realty Capital, Inc.	76,232	653,308
Liberty Property Trust	22,607	928,243	STAG Industrial, Inc.	13,585	373,180
Life Storage, Inc.	7,129	583,223	Starwood Property Trust, Inc. (b)	39,988	868,539
LTC Properties, Inc.	6,172	289,961	Starwood Waypoint Homes	19,544	710,815
Mack-Cali Realty Corp.	13,234	313,778	Summit Hotel Properties, Inc.	16,267	260,109
Medical Properties Trust, Inc. (b)	55,582	729,792	Sun Communities, Inc.	11,793	1,010,424
MFA Financial, Inc. (b)	59,642	522,464	Sunstone Hotel Investors, Inc. (b)	34,433	553,338
Monmouth Real Estate Investment			Tanger Factory Outlet Centers, Inc.
Corp.	12,241	198,182	(b)	15,295	373,504
MTGE Investment Corp.	7,285	141,329	Taubman Centers, Inc.	9,740	484,078
National Health Investors, Inc. (b)	6,241	482,367	Terreno Realty Corp.	8,380	303,188
National Retail Properties, Inc.	23,288	970,178	Tier REIT, Inc.	7,404	142,897
National Storage Affiliates Trust (b)	7,009	169,898	Two Harbors Investment Corp. (b)	54,500	549,360
New Residential Investment Corp.	47,775	799,276	UMH Properties, Inc.	5,693	88,526
New Senior Investment Group, Inc.	19,548	178,864	Uniti Group, Inc.	26,939	394,926
New York Mortgage Trust, Inc. (b)	18,994	116,813	Universal Health Realty Income
NexPoint Residential Trust, Inc. (b)	4,076	96,723	Trust (b)	2,237	168,871
NorthStar Realty Europe Corp.	9,768	125,128	Urban Edge Properties	15,710	378,925
Omega Healthcare Investors, Inc.	30,915	986,498	Urstadt Biddle Properties, Inc.,
One Liberty Properties, Inc.	5,824	141,873	Class A (b)	4,981	108,088
Orchid Island Capital, Inc. (b)	7,148	72,838	VEREIT, Inc.	155,933	1,292,693
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	22

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs)	(continued)		Software & Computer Services (continued)
Walter Investment Management			Computer Task Group, Inc.	2,432	$13,036
Corp. (a)	5,793	$3,429	Conduent, Inc. (a)	30,270	474,331
Washington Prime Group, Inc. (b)	35,080	292,216	Cornerstone OnDemand, Inc. (a)(b)	7,793	316,474
Washington Real Estate			Cotiviti Holdings, Inc. (a)(b)	5,882	211,634
Investment Trust	11,952	391,547	Coupa Software, Inc. (a)	4,657	145,066
Weingarten Realty Investors	18,323	581,572	CSG Systems International, Inc.	4,927	197,573
Western Asset Mortgage Capital			Dell Technologies, Inc., Class V (a)	31,454	2,428,563
Corp. (b)	7,954	83,278	Determine, Inc. (a)	2,985	6,403
Whitestone REIT (b)	10,973	143,198	Digimarc Corp. (a)	1,894	69,320
WP Carey, Inc.	16,708	1,125,952	DST Systems, Inc.	9,828	539,361
		60,900,927	Ebix, Inc.	3,364	219,501
			eGain Corp. (a)	13,579	36,663

Software & Computer Services — 8.0%			Ellie Mae, Inc. (a)(b)	5,282	433,811
2U, Inc. (a)	7,519	421,365	Endurance International Group
A10 Networks, Inc. (a)(b)	6,913	52,262	Holdings, Inc. (a)	12,628	103,550
ACI Worldwide, Inc. (a)	17,713	403,502	Envestnet, Inc. (a)(b)	6,555	334,305
Actua Corp. (a)	6,343	97,048	EPAM Systems, Inc. (a)(b)	7,635	671,346
Aerohive Networks, Inc. (a)	3,106	12,704	Everbridge, Inc. (a)	3,078	81,321
Alarm.com Holdings, Inc. (a)	3,603	162,784	Evolving Systems, Inc. (a)	2,275	11,034
Allscripts Healthcare Solutions, Inc.			Exa Corp. (a)	3,017	72,951
(a)	28,232	401,741	Fair Isaac Corp.	4,791	673,135
Alteryx, Inc., Class A (a)	2,373	48,338	FireEye, Inc. (a)	26,313	441,269
Amber Road, Inc. (a)	4,539	34,860	Five9, Inc. (a)	8,034	192,013
American Software, Inc., Class A	5,062	57,504	Forrester Research, Inc.	1,630	68,215
Angie's List, Inc. (a)(b)	8,054	100,353	Fortinet, Inc. (a)	23,587	845,358
Appfolio, Inc., Class A (a)(b)	1,791	85,878	Gigamon, Inc. (a)	5,975	251,846
Arista Networks, Inc. (a)(b)	7,139	1,353,626	GoDaddy, Inc., Class A (a)(b)	12,190	530,387
Aspen Technology, Inc. (a)	11,975	752,150	Gogo, Inc. (a)	8,869	104,743
athenahealth, Inc. (a)	6,362	791,178	Great Elm Capital Group, Inc. (a)	4,587	16,284
Barracuda Networks, Inc. (a)	6,171	149,523	GSE Systems, Inc. (a)	5,963	21,169
Benefitfocus, Inc. (a)(b)	3,803	127,971	Guidewire Software, Inc. (a)	11,713	911,974
Blackbaud, Inc. (b)	7,425	651,915	Hackett Group, Inc.	4,211	63,965
Blackline, Inc. (a)(b)	2,473	84,379	Hortonworks, Inc. (a)(b)	7,695	130,430
Blucora, Inc. (a)	6,758	170,977	HubSpot, Inc. (a)(b)	5,301	445,549
Boingo Wireless, Inc. (a)	6,907	147,603	IAC/InterActiveCorp (a)	11,539	1,356,756
Bottomline Technologies, Inc. (a)	6,070	193,208	Immersion Corp. (a)	5,072	41,438
Box, Inc., Class A (a)	12,634	244,089	Innodata, Inc. (a)	6,741	10,112
Brightcove, Inc. (a)(b)	5,883	42,358	Internap Corp. (a)(b)	9,211	40,068
BroadSoft, Inc. (a)(b)	4,650	233,895	Ipass, Inc. (a)	12,564	8,292
CACI International, Inc., Class A (a)	3,899	543,326	j2 Global, Inc.	7,542	557,203
Calix, Inc. (a)	7,426	37,501	KEYW Holding Corp. (a)	6,373	48,499
Callidus Software, Inc. (a)	10,869	267,921	Leidos Holdings, Inc.	22,407	1,326,943
Carbonite, Inc. (a)(b)	3,394	74,668	Limelight Networks, Inc. (a)	11,498	45,647
Castlight Health, Inc., Class B (a)	9,141	39,306	LivePerson, Inc. (a)(b)	8,346	113,088
CDW Corp.	24,197	1,597,002	LogMeIn, Inc.	8,216	904,171
ChannelAdvisor Corp. (a)	4,783	55,004	Manhattan Associates, Inc. (a)	10,859	451,409
Cloudera, Inc. (a)(b)	2,467	41,002	Mastech Digital, Inc. (a)	1,020	13,036
Cogent Communications Holdings,			Match Group, Inc. (a)(b)	7,940	184,129
Inc.	5,978	292,324	Medidata Solutions, Inc. (a)	9,003	702,774
CommerceHub, Inc., Series A (a)(b)	2,884	65,092	Meet Group, Inc. (a)	13,832	50,348
CommerceHub, Inc., Series C (a)	2,799	59,759	MicroStrategy, Inc., Class A (a)	1,631	208,295
CommVault Systems, Inc. (a)(b)	6,399	389,059	MINDBODY, Inc., Class A (a)(b)	4,662	120,513
Computer Programs & Systems,			Mitek Systems, Inc. (a)(b)	6,170	58,615
Inc. (b)	1,686	49,821	MobileIron, Inc. (a)	8,172	30,236
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	23

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Software & Computer Services (continued)			Software & Computer Services (continued)
Model N, Inc. (a)	4,111	$61,459	Tyler Technologies, Inc. (a)(b)	5,367	$935,575
Monotype Imaging Holdings, Inc.	6,127	117,945	Ultimate Software Group, Inc.
MuleSoft, Inc., Class A (a)	2,864	57,681	(a)(b)	4,560	864,576
Netscout Systems, Inc. (a)	14,040	454,194	Unisys Corp. (a)(b)	7,423	63,095
New Relic, Inc. (a)(b)	6,653	331,319	Upland Software, Inc. (a)	1,929	40,818
NIC, Inc.	9,602	164,674	Vantiv, Inc., Class A (a)(b)	25,023	1,763,371
Nuance Communications, Inc. (a)	40,375	634,695	Varonis Systems, Inc. (a)	3,341	139,988
Nutanix, Inc., Class A (a)(b)	5,101	114,211	VASCO Data Security International,
Okta, Inc. (a)(b)	2,544	71,766	Inc. (a)	4,683	56,430
Palo Alto Networks, Inc. (a)(b)	14,392	2,073,887	Vectrus, Inc. (a)	1,852	57,116
Park City Group, Inc. (a)(b)	3,280	39,852	Veeva Systems, Inc., Class A (a)(b)	16,798	947,575
Paycom Software, Inc. (a)(b)	7,530	564,449	Verint Systems, Inc. (a)	10,536	440,932
PC-Tel, Inc.	4,538	28,589	VirnetX Holding Corp. (a)(b)	6,877	26,820
PDF Solutions, Inc. (a)	4,645	71,951	Virtusa Corp. (a)(b)	4,107	155,162
Pegasystems, Inc.	5,608	323,301	VMware, Inc., Class A (a)(b)	11,217	1,224,784
Perficient, Inc. (a)	5,910	116,250	Web.com Group, Inc. (a)(b)	8,012	200,300
Premier, Inc., Class A (a)(b)	8,583	279,548	Workday, Inc., Class A (a)(b)	20,522	2,162,814
Presidio, Inc. (a)	3,222	45,591	Workiva, Inc. (a)	4,543	94,722
Progress Software Corp.	7,313	279,137	Zendesk, Inc. (a)	15,887	462,471
Proofpoint, Inc. (a)	6,962	607,226	Zix Corp. (a)	10,588	51,775
PROS Holdings, Inc. (a)	4,092	98,740	Zynga, Inc., Class A (a)	126,813	479,357
PTC, Inc. (a)	18,357	1,033,132			58,944,777
Q2 Holdings, Inc. (a)	5,319	221,536

QAD, Inc., Class A	906	31,121	Support Services — 4.0%
QAD, Inc., Class B	1,021	27,955	ABM Industries, Inc.	8,327	347,319
Quality Systems, Inc. (a)	6,990	109,953	Acacia Research Corp. (a)	8,239	37,488
Qualys, Inc. (a)	4,934	255,581	Advanced Disposal Services, Inc.
Rapid7, Inc. (a)(b)	3,930	69,168	(a)	6,022	151,694
RealPage, Inc. (a)	9,061	361,534	Advisory Board Co. (a)	6,250	335,156
RigNet, Inc. (a)(b)	2,435	41,882	AMN Healthcare Services, Inc. (a)	7,750	354,175
RingCentral, Inc., Class A (a)	9,999	417,458	Applied Industrial Technologies,
Rosetta Stone, Inc. (a)	3,678	37,552	Inc.	6,349	417,764
Science Applications International			Aqua Metals, Inc. (a)(b)	1,767	12,104
Corp.	6,999	467,883	ARC Document Solutions, Inc. (a)	6,901	28,225
ServiceNow, Inc. (a)(b)	26,295	3,090,451	Asure Software, Inc. (a)	3,050	37,881
Shutterstock, Inc. (a)	2,987	99,437	B. Riley Financial, Inc.	3,786	64,551
Silver Spring Networks, Inc. (a)	6,698	108,307	Barnes Group, Inc.	7,572	533,372
Smith Micro Software, Inc. (a)	3,086	3,456	Barrett Business Services, Inc.	1,189	67,214
Snap, Inc., Class A (a)	34,084	495,581	Bazaarvoice, Inc. (a)	12,100	59,895
SoftBrands, Inc. (a)(c)	114	—	Black Box Corp.	2,668	8,671
Splunk, Inc. (a)	21,380	1,420,273	Booz Allen Hamilton Holding Corp.	23,420	875,674
SPS Commerce, Inc. (a)	2,618	148,467	Brink's Co.	7,345	618,816
Square, Inc., Class A (a)(b)	38,926	1,121,458	Broadridge Financial Solutions,
SS&C Technologies Holdings, Inc.	26,496	1,063,814	Inc.	18,126	1,464,943
Support.com, Inc. (a)	5,782	13,588	Cardtronics PLC, Class A (a)(b)	7,594	174,738
Synchronoss Technologies, Inc. (a)	6,422	59,917	Cartesian, Inc. (a)	2,116	1,333
Syntel, Inc.	5,667	111,357	Casella Waste Systems, Inc., Class
Tableau Software, Inc., Class A			A (a)	6,369	119,737
(a)(b)	9,833	736,393	Cass Information Systems, Inc.	1,314	83,360
TeleNav, Inc. (a)	5,854	37,173	CBIZ, Inc. (a)	9,058	147,193
Teradata Corp. (a)(b)	19,206	648,971	Cenveo, Inc. (a)	1,842	6,465
TiVo Corp.	18,079	358,868	Clean Harbors, Inc. (a)	8,279	469,419
Twilio, Inc. (a)	10,160	303,276	Comfort Systems USA, Inc.	5,684	202,919
Twitter, Inc. (a)(b)	99,462	1,677,941	Convergys Corp.	14,425	373,463
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	24

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Support Services (continued)			Support Services (continued)
CoreLogic, Inc. (a)	13,193	$609,781	MSC Industrial Direct Co., Inc.,
CoStar Group, Inc. (a)	5,068	1,359,491	Class A	7,060	$533,524
CRA International, Inc.	1,412	57,963	National Research Corp., Class A	963	36,305
Crawford & Co., Class B	3,693	44,168	Navigant Consulting, Inc. (a)	7,309	123,668
Cross Country Healthcare, Inc.			NV5 Global, Inc. (a)	1,219	66,618
(a)(b)	5,168	73,541	Odyssey Marine Exploration, Inc.
Deluxe Corp.	7,253	529,179	(a)	2,444	10,509
DHI Group, Inc. (a)	8,680	22,568	On Assignment, Inc. (a)	7,474	401,204
DigitalGlobe, Inc. (a)	9,636	339,669	Park-Ohio Holdings Corp.	1,321	60,238
Donnelley Financial Solutions, Inc.			Perma-Fix Environmental Services
(a)	5,132	110,646	(a)	4,810	18,278
DXP Enterprises, Inc. (a)	2,735	86,125	Pitney Bowes, Inc.	28,398	397,856
Ennis, Inc.	3,906	76,753	Planet Payment, Inc. (a)	9,438	40,489
Essendant, Inc.	5,328	70,170	PRGX Global, Inc. (a)	6,115	42,805
Euronet Worldwide, Inc. (a)	8,232	780,311	Quad/Graphics, Inc.	4,359	98,557
Everi Holdings, Inc. (a)	10,402	78,951	Quest Resource Holding Corp. (a)	2,241	2,532
EVERTEC, Inc.	9,459	149,925	Resources Connection, Inc.	4,605	64,010
Evolent Health, Inc., Class A (a)(b)	9,665	172,037	RPX Corp. (a)	8,380	111,286
ExlService Holdings, Inc. (a)	5,026	293,116	RR Donnelley & Sons Co.	10,646	109,654
ExOne Co. (a)	1,784	20,266	Schnitzer Steel Industries, Inc.,
Exponent, Inc.	3,885	287,102	Class A	4,015	113,022
First Data Corp., Class A (a)	66,457	1,198,902	ServiceSource International, Inc.
FleetCor Technologies, Inc. (a)	14,375	2,224,819	(a)(b)	10,518	36,392
Franklin Covey Co. (a)(b)	2,677	54,343	Sharps Compliance Corp. (a)	3,499	16,725
Frontline Capital Group (a)(c)	300	—	StarTek, Inc. (a)	3,340	39,245
FTI Consulting, Inc. (a)(b)	6,649	235,907	Sykes Enterprises, Inc. (a)	5,857	170,790
Genpact Ltd.	19,180	551,425	Team, Inc. (a)	4,703	62,785
GP Strategies Corp. (a)	2,813	86,781	TeleTech Holdings, Inc.	2,549	106,421
HD Supply Holdings, Inc. (a)	28,997	1,045,958	Tetra Tech, Inc.	8,976	417,833
Heidrick & Struggles International,			TransUnion (a)	22,597	1,067,934
Inc.	2,753	58,226	TriNet Group, Inc. (a)	6,312	212,210
Heritage-Crystal Clean, Inc. (a)	3,226	70,166	TrueBlue, Inc. (a)	6,460	145,027
Hudson Global, Inc. (a)	7,493	10,940	U.S. Ecology, Inc.	3,348	180,122
Hudson Technologies, Inc. (a)(b)	5,638	44,033	UniFirst Corp. (b)	2,344	355,116
Huron Consulting Group, Inc. (a)	3,240	111,132	Universal Technical Institute, Inc.
ICF International, Inc. (a)	3,065	165,357	(a)	3,377	11,718
Imperva, Inc. (a)	5,073	220,168	Viad Corp.	3,107	189,216
InnerWorkings, Inc. (a)	7,279	81,889	WageWorks, Inc. (a)	5,921	359,405
Inovalon Holdings, Inc., Class A			WEX, Inc. (a)	6,113	686,001
(a)(b)	10,521	179,383	Willdan Group, Inc. (a)	1,423	46,191
Insperity, Inc.	2,827	248,776			29,543,693
Jack Henry & Associates, Inc.	12,124	1,246,226

Kaman Corp.	3,995	222,841	Technology Hardware & Equipment — 4.4%
Kelly Services, Inc., Class A	4,059	101,840	3D Systems Corp. (a)	17,506	234,405
Kforce, Inc.	3,944	79,669	Acacia Communications, Inc. (a)(b)	3,044	143,372
Korn/Ferry International	9,346	368,513	ADTRAN, Inc.	7,492	179,808
LSC Communications, Inc.	6,424	106,060	Advanced Energy Industries, Inc.
ManpowerGroup, Inc.	10,425	1,228,274	(a)	6,210	501,520
MAXIMUS, Inc.	10,231	659,900	Agilysys, Inc. (a)(b)	3,119	37,272
McGrath RentCorp	3,639	159,206	Alpha & Omega Semiconductor
Mistras Group, Inc. (a)	2,701	55,371	Ltd. (a)	2,913	48,035
Mobile Mini, Inc.	6,403	220,583	Amkor Technology, Inc. (a)	18,642	196,673
ModusLink Global Solutions, Inc.			Amtech Systems, Inc. (a)	2,148	25,733
(a)	9,568	17,988	Applied Optoelectronics, Inc. (a)(b)	3,123	201,964
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	25

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)			Technology Hardware & Equipment (continued)
ARRIS International PLC (a)	28,396	$809,002	Lattice Semiconductor Corp. (a)	19,222	$100,147
Axcelis Technologies, Inc. (a)	4,811	131,581	Loral Space & Communications,
AXT, Inc. (a)(b)	6,341	58,020	Inc. (a)(b)	1,784	88,308
Brocade Communications			LRAD Corp. (a)	8,678	18,484
Systems, Inc.	63,429	757,977	Lumentum Holdings, Inc. (a)(b)	9,473	514,858
Brooks Automation, Inc.	10,683	324,336	Marvell Technology Group Ltd.	67,437	1,207,140
Cabot Microelectronics Corp.	4,270	341,301	Maxim Integrated Products, Inc.	43,730	2,086,358
CalAmp Corp. (a)	5,908	137,361	MaxLinear, Inc., Class A (a)(b)	9,324	221,445
Cavium, Inc. (a)(b)	10,511	693,095	Mercury Systems, Inc. (a)	8,280	429,566
CEVA, Inc. (a)(b)	3,467	148,388	Microsemi Corp. (a)	18,199	936,885
Ciena Corp. (a)	22,691	498,521	MKS Instruments, Inc.	8,485	801,408
Cirrus Logic, Inc. (a)	10,096	538,319	Monolithic Power Systems, Inc.	5,914	630,137
Clearfield, Inc. (a)	2,370	32,232	MoSys, Inc. (a)	1,465	1,398
Cohu, Inc.	4,081	97,291	Nanometrics, Inc. (a)(b)	4,363	125,654
CommScope Holding Co., Inc.			NCR Corp. (a)	19,358	726,312
(a)(b)	30,439	1,010,879	Neonode, Inc. (a)	12,904	16,517
Comtech Telecommunications			NeoPhotonics Corp. (a)(b)	4,903	27,261
Corp.	3,715	76,269	NETGEAR, Inc. (a)	5,225	248,710
Concurrent Computer Corp.	3,805	22,830	Oclaro, Inc. (a)(b)	26,290	226,883
Cray, Inc. (a)	6,048	117,634	ON Semiconductor Corp. (a)	66,006	1,219,149
Cree, Inc. (a)	14,947	421,356	Ooma, Inc. (a)(b)	2,194	23,147
Cypress Semiconductor Corp.	53,019	796,345	Optical Cable Corp. (a)	1,750	3,762
Diebold Nixdorf, Inc.	12,634	288,687	PAR Technology Corp. (a)	3,332	34,786
Digi International, Inc. (a)	4,719	50,021	ParkerVision, Inc. (a)	4,644	7,338
Diodes, Inc. (a)	5,690	170,302	PC Connection, Inc.	1,900	53,561
DSP Group, Inc. (a)(b)	4,564	59,332	Pendrell Corp. (a)(b)	2,899	19,800
Dycom Industries, Inc. (a)(b)	5,090	437,129	Photronics, Inc. (a)	10,897	96,438
EchoStar Corp., Class A (a)	7,058	403,929	Pixelworks, Inc. (a)	5,286	24,897
Electronics for Imaging, Inc. (a)	7,109	303,412	Plantronics, Inc.	5,004	221,277
Emcore Corp. (a)	4,624	37,917	Power Integrations, Inc.	4,369	319,811
Entegris, Inc. (a)	21,468	619,352	Pure Storage, Inc., Class A (a)(b)	15,900	254,241
ePlus, Inc. (a)	2,204	203,760	Quantenna Communications, Inc.
Extreme Networks, Inc. (a)	18,940	225,197	(a)(b)	3,665	61,609
Finisar Corp. (a)(b)	17,636	390,990	Quantum Corp. (a)	5,670	34,700
First Solar, Inc. (a)	12,518	574,326	QuickLogic Corp. (a)	9,826	16,508
FormFactor, Inc. (a)	11,782	198,527	Qumu Corp. (a)	2,149	6,468
GSI Technology, Inc. (a)	4,254	30,927	Rambus, Inc. (a)	16,362	218,433
Harmonic, Inc. (a)(b)	12,042	36,728	Rudolph Technologies, Inc. (a)	5,365	141,099
Ichor Holdings Ltd. (a)	2,560	68,608	ScanSource, Inc. (a)	3,608	157,489
ID Systems, Inc. (a)	3,541	26,593	Seachange International, Inc. (a)	7,106	19,470
Identiv, Inc. (a)	3,365	15,614	Semtech Corp. (a)	10,811	405,953
Impinj, Inc. (a)(b)	2,838	118,089	Sigma Designs, Inc. (a)	6,054	38,140
Infinera Corp. (a)	22,378	198,493	Silicon Laboratories, Inc. (a)	6,872	549,073
Inphi Corp. (a)(b)	6,551	260,009	Sonic Foundry, Inc. (a)	2,214	7,085
Insight Enterprises, Inc. (a)	5,507	252,881	Sonus Networks, Inc. (a)	8,411	64,344
Integrated Device Technology, Inc.			Sunworks, Inc. (a)	4,851	7,616
(a)	20,498	544,837	Super Micro Computer, Inc. (a)(b)	6,046	133,617
InterDigital, Inc.	5,491	404,961	Synaptics, Inc. (a)	5,823	228,145
Intra-Cellular Therapies, Inc. (a)	6,465	102,018	SYNNEX Corp.	4,401	556,770
IXYS Corp. (a)	3,911	92,691	Systemax, Inc.	1,844	48,737
Kopin Corp. (a)	11,813	49,260	Tech Data Corp. (a)	5,204	462,375
Kulicke & Soffa Industries, Inc. (a)	10,388	224,069	Teradyne, Inc.	30,906	1,152,485
KVH Industries, Inc. (a)	2,945	35,193	TransAct Technologies, Inc.	2,692	26,247
Lantronix, Inc. (a)	9,095	22,101	TransEnterix, Inc. (a)(b)	29,999	42,899
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	26

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)			Travel & Leisure (continued)
Ubiquiti Networks, Inc. (a)(b)	3,998	$223,968	Del Taco Restaurants, Inc. (a)	6,237	$95,676
Ultra Clean Holdings, Inc. (a)	5,086	155,733	Denny's Corp. (a)	12,272	152,786
USA Technologies, Inc. (a)(b)	7,417	46,356	DineEquity, Inc.	2,576	110,716
VeriFone Systems, Inc. (a)	18,810	381,467	Domino's Pizza, Inc.	7,560	1,501,038
ViaSat, Inc. (a)(b)	8,405	540,610	Dover Downs Gaming &
Viavi Solutions, Inc. (a)	36,093	341,440	Entertainment, Inc. (a)	6,916	7,123
Vocera Communications, Inc. (a)	4,197	131,660	Dover Motorsports, Inc.	1,592	3,264
VOXX International Corp. (a)	4,073	34,824	Drive Shack, Inc.	11,272	40,692
West Corp.	7,325	171,918	Dunkin' Brands Group, Inc.	14,048	745,668
Xcerra Corp. (a)	9,468	93,260	El Pollo Loco Holdings, Inc. (a)	3,382	41,091
Xperi Corp.	7,141	180,667	Eldorado Resorts, Inc. (a)	8,754	224,540
		32,394,315	Empire Resorts, Inc. (a)	827	18,483
			Extended Stay America, Inc.	31,381	627,620

Tobacco — 0.1%			Famous Dave's Of America, Inc. (a)	1,498	6,067
22nd Century Group Inc. (a)(b)	10,809	29,941	Fiesta Restaurant Group, Inc. (a)(b)	4,111	78,109
Alliance One International, Inc. (a)	1,357	14,791	Four Corners Property Trust, Inc.	10,488	261,361
Schweitzer-Mauduit International,			Full House Resorts, Inc. (a)	8,160	22,766
Inc.	4,407	182,714	Gaming Partners International
Universal Corp.	4,150	237,795	Corp.	1,026	11,389
Vector Group Ltd.	15,564	318,616	Golden Entertainment, Inc. (a)	1,723	42,007
		783,857	Habit Restaurants, Inc., Class A
			(a)(b)	2,486	32,442

Travel & Leisure — 4.2%			Hawaiian Holdings, Inc. (a)	8,543	320,790
Allegiant Travel Co.	1,928	253,918	Herc Holdings, Inc. (a)	4,409	216,614
AMC Entertainment Holdings, Inc.,			Hertz Global Holdings, Inc. (a)	13,240	296,046
Class A	9,009	132,432	Hilton Grand Vacations, Inc. (a)	9,502	367,062
Aramark	38,126	1,548,297	Hyatt Hotels Corp., Class A (a)(b)	7,436	459,470
Avis Budget Group, Inc. (a)	11,544	439,365	ILG, Inc.	17,146	458,313
Belmond Ltd., Class A (a)	12,500	170,625	International Speedway Corp.,
Biglari Holdings, Inc. (a)	187	62,325	Class A	3,864	139,104
BJ's Restaurants, Inc. (a)(b)	3,216	97,927	J Alexander's Holdings, Inc. (a)	4,126	47,862
Bloomin' Brands, Inc.	15,088	265,549	Jack in the Box, Inc.	4,878	497,166
Bob Evans Farms, Inc.	3,169	245,629	Jamba, Inc. (a)	3,045	26,309
Bojangles', Inc. (a)	1,669	22,531	JetBlue Airways Corp. (a)	51,191	948,588
Boyd Gaming Corp.	12,688	330,522	La Quinta Holdings, Inc. (a)	12,475	218,312
Bravo Brio Restaurant Group, Inc.			Las Vegas Sands Corp.	56,780	3,643,069
(a)	3,322	7,558	Liberty Braves Group, Class A (a)	2,717	68,930
Brinker International, Inc.	7,527	239,810	Liberty Braves Group, Class C
Buffalo Wild Wings, Inc. (a)	2,546	269,112	(a)(b)	6,324	159,807
Caesars Entertainment Corp. (a)(b)	8,936	119,296	Liberty Expedia Holdings, Inc.,
Carrols Restaurant Group, Inc.			Class A (a)	8,378	444,956
(a)(b)	6,109	66,588	Liberty TripAdvisor Holdings, Inc.,
Century Casinos, Inc. (a)	6,355	52,175	Series A (a)	10,940	135,109
Cheesecake Factory, Inc.	6,609	278,371	Luby's, Inc. (a)	5,639	14,943
Choice Hotels International, Inc.	5,449	348,191	Madison Square Garden Co., Class
Churchill Downs, Inc.	1,973	406,833	A (a)	2,548	545,527
Chuy's Holdings, Inc. (a)	2,773	58,372	Marcus Corp.	3,067	84,956
Cinemark Holdings, Inc.	16,653	603,005	Marriott Vacations Worldwide Corp.	3,630	452,044
Cracker Barrel Old Country Store,			Monarch Casino & Resort, Inc. (a)	2,088	82,539
Inc. (b)	3,588	544,013	Noodles & Co. (a)(b)	3,634	15,990
Dave & Buster's Entertainment,			Norwegian Cruise Line Holdings
Inc. (a)	5,755	302,022	Ltd. (a)	27,769	1,500,914
Del Frisco's Restaurant Group, Inc.			Papa John's International, Inc.	4,041	295,276
(a)	4,306	62,652	Penn National Gaming, Inc. (a)	11,873	277,709
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	27

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value
Travel & Leisure (continued)
Pinnacle Entertainment, Inc. (a)(b)	9,766	$208,113
Planet Fitness, Inc., Class A	11,978	323,166
Playa Hotels & Resorts NV (a)	8,176	85,276
Potbelly Corp. (a)(b)	4,799	59,508
RCI Hospitality Holdings, Inc. (b)	2,654	65,686
Reading International, Inc., Class A
(a)	2,601	40,888
Red Lion Hotels Corp. (a)	5,052	43,700
Red Robin Gourmet Burgers, Inc.
(a)(b)	1,864	124,888
Red Rock Resorts, Inc., Class A	9,836	227,802
Regal Entertainment Group, Class
A	16,050	256,800
Ruby Tuesday, Inc. (a)(b)	10,132	21,682
Ruth's Hospitality Group, Inc.	4,841	101,419
Ryman Hospitality Properties, Inc.	7,679	479,861
Sabre Corp.	33,436	605,192
Scientific Games Corp., Class A
(a)(b)	7,878	361,206
SeaWorld Entertainment, Inc.	9,937	129,082
Shake Shack, Inc., Class A (a)	2,951	98,062
Six Flags Entertainment Corp.	12,868	784,176
SkyWest, Inc.	7,663	336,406
Sonic Corp.	7,093	180,517
Speedway Motorsports, Inc.	1,762	37,531
Spirit Airlines, Inc. (a)(b)	10,544	352,275
Texas Roadhouse, Inc.	9,590	471,253
Town Sports International
Holdings, Inc. (a)	5,154	36,078
Travelport Worldwide Ltd.	19,914	312,650
Travelzoo, Inc. (a)	2,100	18,060
Vail Resorts, Inc.	6,235	1,422,328
Wendy's Co.	28,430	441,518
Wingstop, Inc.	5,041	167,613
World Wrestling Entertainment,
Inc., Class A	5,646	132,963
Zoe's Kitchen, Inc. (a)	3,126	39,481
		30,632,541
Total Common Stocks - 98.8%		728,607,565
	Beneficial
	Interest
Other Interests (d)	(000)	Value
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA (a)(c)	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)(c)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (a)(c)	4	$45
Travel & Leisure — 0.0%
FRD Acquisition Co. (a)(c)	13	—
Total Other Interests - 0.0%		45

	Shares
Rights — 0.0%
Pharmaceuticals & Biotechnology — 0.0%
Dyax Corp. CVR (Expires
12/31/19) (a)(c)	21,803	50,060
Total Long-Term Investments
(Cost — $461,512,834) — 98.8%		728,657,670

Short-Term Securities
BlackRock Cash Funds:
Institutional, SL Agency Shares,
1.32% (e)(f)(g)	91,461,054	91,488,492
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.91% (f)(g)	8,272,718	8,272,718
Total Short-Term Securities
(Cost — $99,761,210) — 13.5%		99,761,210
Total Investments
(Cost — $561,274,044) — 112.3%		828,418,880
Liabilities in Excess of Other Assets — (12.3)%		(90,523,080)
Net Assets — 100.0%		$737,895,800

Notes to Schedule of Investments

(a)Non-income producing security.

(b)Security, or a portion of the security, is on loan.

(c)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)Security was purchased with the cash collateral from loaned securities.

(f)Annualized 7-day yield as of period end.

(g)During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the Series, were as follows:

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	28

Schedule of Investments (continued)	Master Extended Market Index Series

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Change in
	Shares at		Shares at	Value at			Unrealized
Affiliate Persons and/or	December	Shares	September	September		Net Realized	Appreciation
Related Parties	31, 2016	Purchased Shares Sold	30, 2017	30, 2017	Income	Gain (Loss)	(Depreciation)

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

BlackRock Cash Funds:
Institutional, SL Agency
Shares	— 91,461,0541		—	91,461,054	$ 91,488,492	$201,9083	$(106)	—
BlackRock Liquidity Funds,
T-Fund, Institutional
Class	10,850,139	—	(2,577,421)	8,272,718	8,272,718	68,272	—	—
PennyMac Mortgage
Investment Trust	10,450	—	—	10,450	181,725	9,823	—$	10,659
SL Liquidity Series, LLC,
Money Market Series	5,565,324	—	(5,565,324)2	—	—	214,6223	989	(388)
Total					$ 99,942,935	$494,625	$883	$10,271

1Represents net shares purchased.

2Represents net shares sold.

3Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Series compliance purposes, the Series' industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					Value /
			Notional		Unrealized
	Number of	Expiration	Amount		Appreciation
Description	Contracts	Date	(000)		(Depreciation)

Long Contracts
Russell 2000 Mini Index	92	December 2017		$6,867	$430,198
S&P 500 E-Mini Index	4	December 2017		$503	1,485
S&P MidCap 400 E-Mini Index	14	December 2017		$2,514	56,075

Total					$487,758
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	29

Schedule of Investments (continued)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, refer to the Series' most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$12,434,860	—	—	$12,434,860
Alternative Energy	966,286	—	—	966,286
Automobiles & Parts	18,472,875	—	—	18,472,875
Banks	58,128,085	—	—	58,128,085
Beverages	723,171	—	—	723,171
Chemicals	20,098,546	—	—	20,098,546
Construction & Materials	18,398,917	—	—	18,398,917
Electricity	9,644,258	—	—	9,644,258
Electronic & Electrical
Equipment	24,676,864	—	—	24,676,864
Financial Services	31,602,273	—	—	31,602,273
Fixed Line
Telecommunications	2,716,937	—	—	2,716,937
Food & Drug Retailers	3,220,830	—	—	3,220,830
Food Producers	14,698,979	—	—	14,698,979
Forestry & Paper	1,539,806	—	—	1,539,806
Gas, Water & Multi-Utilities	11,099,354	—	—	11,099,354
QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	30

Schedule of Investments (concluded)	Master Extended Market Index Series
	Level 1	Level 2	Level 3	Total
General Industrials	$10,390,417	—	—	$10,390,417
General Retailers	29,274,713	—	—	29,274,713
Health Care Equipment & Services	31,773,982	—	—	31,773,982
Household Goods & Home
Construction	11,545,045	—	—	11,545,045
Industrial Engineering	24,137,952	—	—	24,137,952
Industrial Metals & Mining	6,849,840	—	—	6,849,840
Industrial Transportation	10,914,516	—	—	10,914,516
Leisure Goods	7,655,351	—	—	7,655,351
Life Insurance	2,724,110	—	—	2,724,110
Media	27,358,571	—	—	27,358,571
Mining	3,808,180	—	—	3,808,180
Mobile
Telecommunications	4,938,518	—	—	4,938,518
Nonlife Insurance	23,162,065	—	—	23,162,065
Oil & Gas Producers	20,215,105	—	$467	20,215,572
Oil Equipment, Services &
Distribution	9,938,231	—	—	9,938,231
Personal Goods	5,914,452	—	—	5,914,452
Pharmaceuticals &
Biotechnology	45,235,249	—	—	45,235,249
Real Estate Investment &
Services	11,069,685	$78,965	—	11,148,650
Real Estate Investment
Trusts (REITs)	60,900,927	—	—	60,900,927
Software & Computer
Services	58,944,777	—	—	58,944,777
Support Services	29,543,693	—	—	29,543,693
Technology Hardware &
Equipment	32,394,315	—	—	32,394,315
Tobacco	783,857	—	—	783,857
Travel & Leisure	30,632,541	—	—	30,632,541
Other Interests:
Technology Hardware & Equipment	—	—	45	45
Rights:
Pharmaceuticals &
Biotechnology	—	—	50,060	50,060
Short-Term Securities	99,761,210	—	—	99,761,210
Total	$828,289,343	$78,965	$50,572	$828,418,880
Derivative Financial Instruments 1
Assets:
Equity contracts	$487,758	—	—	$487,758

1Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	31

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Extended Market Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series (the Series) of the Quantitative Master Series LLC (Master LLC), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

Fund investment – At September 30, 2017, the Fund's investment in the Series was $738,024,454, at value, representing 99.9% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

Fair value measurements – Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

32 | USAA Extended Market Index Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA FLEXIBLE INCOME FUND

SEPTEMBER 30, 2017

(Form N-Q)

97759-1117	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Flexible Income Fund

September 30, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (51.4%)

CORPORATE OBLIGATIONS (8.0%)

Consumer Discretionary (2.9%)

Department Stores (0.9%)

$995	Neiman Marcus Group Ltd., LLC, LIBOR +
	0.0325% (a)	4.48%	10/25/2020	$744
	Specialty Stores (2.0%)
995	Academy Sports, LIBOR + 0.04% (a)	5.27	7/01/2022	679
1,000	Guitar Center, Inc. (b),(c)	6.50	4/15/2019	913
				1,592
	Total Consumer Discretionary			2,336
	Consumer Staples (1.1%)
	Food Retail (1.1%)
1,000	BI-LO, LLC & BI-LO Finance Corp. (b)	9.25	2/15/2019	915
	Energy (2.7%)
	Oil & Gas Drilling (0.5%)
3,648	Schahin II Finance Co. SPV Ltd. (b),(d)	5.88	9/25/2023	401
	Oil & Gas Storage & Transportation (2.2%)
2,000	Southern Union Co., 3 mo. USD LIBOR +
	3.0175% (c)	4.33 (e)	11/01/2066	1,735
	Total Energy			2,136
	Real Estate (1.3%)
	Real Estate Development (1.3%)
1,000	Crescent Communities, LLC & Crescent
	Ventures, Inc. (b)	8.88	10/15/2021	1,065
	Total Corporate Obligations (cost: $8,366)			6,452

CONVERTIBLE SECURITIES (3.5%)

Materials (3.5%)

Gold (3.5%)

1,747 Hycroft Mining Corp., acquired 10/21/2015 -
10/02/2017; cost $1,685 (f),(g),(h),(r)
(cost: $1,703)	15.00 (i)	10/22/2020	2,794

1 | USAA Flexible Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	ASSET-BACKED SECURITIES (1.2%)
	Financials (1.2%)
	Asset-Backed Financing (1.2%)
$1,000	Avis Budget Rental Car Funding AESOP, LLC
	(b) (cost: $996)	3.75%	7/20/2020	$1,005
	COLLATERALIZED MORTGAGE OBLIGATIONS (3.1%)
	Financials (3.1%)
547	Countrywide Alternative Loan Trust	5.00 (q)	3/25/2035	8
499	Sequoia Mortgage Trust, 1 mo. USD LIBOR +
	0.90% (c)	2.14 (e)	9/20/2033	485
1,588	Structured Asset Mortgage Investments, Inc., 1
	mo. USD LIBOR + 0.50% (c)	1.74 (e)	7/19/2035	1,475
538	Wells Fargo Mortgage Backed Securities Trust
	(c)	3.00 (q)	4/25/2035	508
	Total Financials			2,476
	Total Collateralized Mortgage Obligations (cost: $2,561)			2,476
	COMMERCIAL MORTGAGE SECURITIES (4.8%)
	Financials (4.8%)
	Commercial Mortgage-Backed Securities (3.2%)
1,000	Citigroup Commercial Mortgage Trust (c)	6.43 (q)	12/10/2049	600
2,000	Morgan Stanley Capital I Trust (c)	5.61 (q)	3/12/2044	1,987
				2,587
	Interest-Only Commercial Mortgage-Backed Securities (1.6%)
17,101	GS Mortgage Securities Trust, acquired
	1/02/2014; cost $696 (b),(f)	0.84 (q)	3/10/2044	313
33,730	JPMBB Commercial Mortgage Securities Trust,
	acquired 4/30/2014; cost $2,201 (f)	1.00 (q)	4/15/2047	975
				1,288
	Total Financials			3,875
	Total Commercial Mortgage Securities (cost: $4,026)			3,875
	U.S. TREASURY SECURITIES (30.8%)(j)
	Bonds (30.8%)
3,000	3.00%, 11/15/2045			3,087
2,000	3.00%, 5/15/2045 (k)			2,060
10,000	3.00%, 5/15/2047 (STRIPS Principal) (l),(m)			4,206
2,000	3.02%, 5/15/2045 (STRIPS Principal) (m)			894
32,000	3.09%, 8/15/2044 (STRIPS Principal) (m)			14,662
				24,909
	Total U.S. Treasury Securities (cost: $23,872)			24,909
	Total Bonds (cost: $41,524)			41,511

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (22.9%)

COMMON STOCKS (15.5%)

Energy (3.5%)

Integrated Oil & Gas (1.5%)

300,000	Gazprom PAO ADR (c)	$1,257
	Oil & Gas Storage & Transportation (2.0%)
100,000	Enbridge Energy Partners, LP	1,598
	Total Energy	2,855
	Financials (1.1%)
	Asset Management & Custody Banks (1.1%)
130,000	Prospect Capital Corp.(c),(l)	873
	Materials (10.9%)
	Diversified Metals & Mining (2.7%)
1,200,000	Northern Dynasty Minerals*(l)	2,160
	Gold (8.2%)
174,500	Alamos Gold, Inc. "A"	1,180
88,599	AuRico Metals, Inc.*	90
75,000	Goldcorp, Inc.(c)	972
49,180	Hycroft Mining Corp., acquired 5/30/2014-5/21/2015; cost $4,195*(f),(g),(r)	24
300,000	Kinross Gold Corp.*(c)	1,272
42,000	Newmont Mining Corp.(c)	1,575
159,000	Novagold Resources, Inc.*(c)	655
47,000	Wheaton Precious Metals Corp.	897
		6,665
	Total Materials	8,825
	Total Common Stocks (cost: $16,261)	12,553
	PREFERRED STOCKS (4.8%)
	Consumer Staples (1.3%)
	Agricultural Products (1.3%)
10,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b),(c)	1,062
	Energy (2.3%)
	Oil & Gas Exploration & Production (2.3%)
3,000	Chesapeake Energy Corp., 5.75%, perpetual (b),(c)	1,838
	Telecommunication Services (1.2%)
	Integrated Telecommunication Services (1.2%)
40,000	Qwest Corp., 6.50%	1,012
	Total Preferred Stocks (cost: $5,185)	3,912
	INVESTMENT COMPANIES (2.6%)
134,502	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund(cost: $1,953)	2,070
	Total Equity Securities (cost: $23,399)	18,535

3 | USAA Flexible Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (25.4%)

COMMERCIAL PAPER (22.4%)

Consumer Discretionary (2.0%)

Automobile Manufacturers (1.0%)

$800	Hyundai Capital America (b),(n)	1.37%	10/05/2017	$800
	Leisure Products (1.0%)
800	Hasbro, Inc. (b),(n)	1.33	10/06/2017	800
	Total Consumer Discretionary			1,600
	Consumer Staples (2.0%)
	Packaged Foods & Meat (2.0%)
800	Campbell Soup Co. (b),(n)	1.30	10/24/2017	799
800	Tyson Foods, Inc. (b),(n)	1.41	10/10/2017	800
				1,599
	Total Consumer Staples			1,599
	Energy (4.9%)
	Oil & Gas Drilling (1.2%)
1,000	Nabors Industries, Inc. (b),(n)	2.00	1/08/2018	991
	Oil & Gas Storage & Transportation (3.7%)
700	Enbridge Energy Partners (b),(n)	1.87	10/02/2017	700
675	Energy Transfer, LP (b),(n)	2.18	10/18/2017	674
800	Enterprise Products Operating, LLC (b),(n)	1.40	10/23/2017	800
800	Spectra Energy Partners (b),(n)	1.33	10/04/2017	800
				2,974
	Total Energy			3,965
	Financials (3.7%)
	Asset-Backed Financing (3.7%)
700	Victory Receivables (b),(n)	1.24	11/07/2017	699
800	Manhattan Asset Funding Co., LLC (b),(n)	1.24	10/19/2017	800
750	LMA Americas, LLC (b),(n)	1.20	10/24/2017	749
800	Barton Capital Corp. (b),(n)	1.19	10/11/2017	800
				3,048
	Total Financials			3,048
	Industrials (1.0%)
	Industrial Machinery (1.0%)
820	Snap-On, Inc. (b),(n)	1.16	10/03/2017	820
	Information Technology (1.0%)
	Electronic Components (1.0%)
800	Amphenol Corp. (b),(n)	1.31	10/13/2017	800
	Materials (2.0%)
	Diversified Chemicals (1.0%)
800	Ei Dupont (b),(n)	1.31	10/06/2017	800
	Fertilizers & Agricultural Chemicals (1.0%)
800	Agrium, Inc.	1.32	10/13/2017	799

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Total Materials			$1,599

Utilities (5.8%)

Electric Utilities (1.0%)

$800	Eversource Energy (b),(n)	1.25%	10/05/2017	800
	Gas Utilities (2.0%)
800	Southern Co. Gas Capital (b),(n)	1.37	10/03/2017	800
800	Spire, Inc. (b),(n)	1.37	10/12/2017	800
				1,600
	Multi-Utilities (2.8%)
800	Public Service Enterprise Group, Inc. (b),(n)	1.35	10/20/2017	799
800	San Diego Gas & Electric Co. (b),(n)	1.12	10/04/2017	800
692	Sempra Global (b),(n)	1.40	10/05/2017	692
				2,291
	Total Utilities			4,691
	Total Commercial Paper (cost: $18,122)			18,122
Number
of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS
	(3.0%)
2,399,131	State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (o)			2,399
	Total Money Market Instruments (cost: $20,521)			20,521

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.4%)

36,850	Federated Government Obligations Fund Institutional Class, 0.89%(o)	37
2,222,855	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(o)	2,223
20,425	Invesco Government & Agency Portfolio Institutional Class, 0.93%(o)	20
503,170	Western Asset Institutional Government Reserves Institutional Class, 0.90%(o)	503
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $2,783)	2,783
	Total Investments (cost: $88,227)	$83,350

5 | USAA Flexible Income Fund

				Unrealized
				Appreciation/
Number of	Expiration	Notional	Contract	(Depreciation)
Contracts	Date	Amount (000)	Value (000)	(000)

FUTURES (p)

SHORT FUTURES

Equity Contracts

(175) Russell 2000 Mini12/15/2017 (12,387) USD $ (13,063) $(676)

Foreign Exchange Contracts

(50) Japanese Yen Currency	12/18/2017	(5,703) USD	(5,575)	128
Total Short Futures					$(18,638)	$(548)
Total Futures					$(18,638)	$(548)
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $		6,452 $	— $	6,452
Convertible Securities		—		—	2,794	2,794
Asset-Backed Securities		—		1,005	—	1,005
Collateralized Mortgage Obligations		—		2,476	—	2,476
Commercial Mortgage Securities		—		3,875	—	3,875
U.S. Treasury Securities		5,147		19,762	—	24,909
Equity Securities:
Common Stocks		12,529		—	24	12,553
Preferred Stocks		—		3,912	—	3,912
Investment Companies		2,070		—	—	2,070
Money Market Instruments:
Commercial Paper		—		18,122	—	18,122
Government & U.S. Treasury Money Market
Funds		2,399		—	—	2,399
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		2,783		—	—	2,783
Futures(1)		128		—	—	128
Total		$25,056		$55,604	$2,818 $	83,478
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures(1)		$(676)	$	— $	— $	(676)
Total		$(676)	$	— $	— $	(676)

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 6

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Convertible Securities	Common Stock
Balance as of December 31, 2016	$2,556	$49
Purchases	123	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	115	(25)
investments

Balance as of September 30, 2017	$2,794	$24

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	September 30, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range/Value
Bonds:
Convertible Securities	$2,794	Market	Average	$61.98
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	40%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

7 | USAA Flexible Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Flexible Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

8 | USAA Flexible Income Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

9 | USAA Flexible Income Fund

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

9.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Notes to Portfolio of Investments | 10

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations. Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are

11 | USAA Flexible Income Fund

expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F.As of September 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $4,605,000 and $9,482,000, respectively, resulting in net unrealized depreciation of $4,877,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $80,849,000 at September 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.0% of net assets at September 30, 2017.

Notes to Portfolio of Investments | 12

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to

13 | USAA Flexible Income Fund

period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Notes to Portfolio of Investments | 14

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
LIBOR	London Interbank Offered Rate
STRIPS	Separate trading of registered interest and principal of securities
USD	U.S. Dollar

SPECIFIC NOTES

(a)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2017.

(d)At September 30, 2017, the issuer was in default with respect to interest and/or principal payments.

(e)Variable-rate – interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2017.

(f)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2017, was $4,106,000, which represented 5.1% of the Fund's net assets.

(g)Security was fair valued at September 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,818,000, which represented 3.5% of the Fund's net assets.

(h)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(i)All of the coupon is PIK.

(j)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(k)Securities with a value of $2,060,000 are segregated as collateral for initial margin requirements on open futures contracts.

(l)The security, or a portion thereof, was out on loan as of September 30, 2017.

(m)Zero-coupon security. Rate represents the effective yield at the date of purchase.

15 | USAA Flexible Income Fund

(n)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(o)Rate represents the money market fund annualized seven-day yield at September 30, 2017.

(p)The contract value of futures sold as a percentage of Net Assets is 23.1%

(q)Stated interest rates may change slightly over time as underlying mortgages pay down.

(r)Security was fair valued at Level 3.

*Non-income-producing security.

Notes to Portfolio of Investments | 16

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GLOBAL MANAGED VOLATILITY FUND

SEPTEMBER 30, 2017

(Form N-Q)

88397-1117	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Managed Volatility Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (93.7%)

COMMON STOCKS (24.9%)

Consumer Discretionary (2.2%)

Advertising (0.1%)

30,257	Interpublic Group of Companies, Inc.	$629
2,130	Omnicom Group, Inc.	158
		787
	Apparel Retail (0.3%)
13,726	Foot Locker, Inc.	483
8,050	Gap, Inc.	238
13,270	Ross Stores, Inc. (a)	857
13,120	TJX Companies, Inc.	967
		2,545
	Apparel, Accessories & Luxury Goods (0.0%)
2,790	Coach, Inc.	112
	Auto Parts & Equipment (0.0%)
2,260	Lear Corp.	391
	Broadcasting (0.1%)
2,550	CBS Corp. "B"	148
20,920	Discovery Communications, Inc. "A"*	445
2,220	Scripps Networks Interactive "A"	191
		784
	Cable & Satellite (0.3%)
380	Charter Communications, Inc. "A"*	138
55,310	Comcast Corp. "A" (a)	2,128
2,340	DISH Network Corp. "A"*	127
		2,393
	Casinos & Gaming (0.1%)
8,930	Las Vegas Sands Corp.	573
	Computer & Electronics Retail (0.1%)
8,879	Best Buy Co., Inc.	506
	Department Stores (0.1%)
5,037	Kohl's Corp.	230
7,830	Macy's, Inc.	171
		401
	General Merchandise Stores (0.2%)
1,940	Dollar General Corp.	157
18,147	Target Corp.	1,071
		1,228
	Home Improvement Retail (0.1%)
2,200	Home Depot, Inc.	360

1 | USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)
1,760	Lowe's Companies, Inc.	$141
		501
	Homebuilding (0.1%)
140	NVR, Inc.*	400
	Homefurnishing Retail (0.0%)
7,550	Bed Bath & Beyond, Inc.	177
	Hotels, Resorts & Cruise Lines (0.3%)
22,633	Carnival Corp. (a)	1,461
3,890	Royal Caribbean Cruises Ltd.	461
4,030	Wyndham Worldwide Corp.	425
		2,347
	Internet & Direct Marketing Retail (0.0%)
680	Netflix, Inc.*	123
80	Priceline Group, Inc.*	147
		270
	Leisure Products (0.0%)
510	Hasbro, Inc. (a)	50
	Movies & Entertainment (0.3%)
820	Time Warner, Inc.	84
28,252	Twenty-First Century Fox, Inc. "A"	745
5,139	Twenty-First Century Fox, Inc. "B"	133
10,200	Viacom, Inc. "B"	284
9,860	Walt Disney Co. (a)	972
		2,218
	Restaurants (0.1%)
15,554	Darden Restaurants, Inc. (a)	1,225
	Specialized Consumer Services (0.0%)
10,518	H&R Block, Inc.	279
	Specialty Stores (0.0%)
6,150	Dick's Sporting Goods, Inc.	166
	Total Consumer Discretionary	17,353
	Consumer Staples (3.0%)
	Agricultural Products (0.3%)
11,298	Archer-Daniels-Midland Co.	480
3,669	Bunge Ltd.	255
12,114	Ingredion, Inc.	1,462
		2,197
	Brewers (0.0%)
4,311	Molson Coors Brewing Co. "B" (a)	352
	Distillers & Vintners (0.0%)
2,950	Brown-Forman Corp. "B"	160
	Drug Retail (0.2%)
20,817	CVS Health Corp. (a)	1,693
	Food Retail (0.1%)
22,137	Kroger Co. (a)	444
	Household Products (0.9%)
13,340	Church & Dwight Co., Inc.	646
9,190	Clorox Co. (a)	1,212
8,210	Kimberly-Clark Corp. (a)	966
43,368	Procter & Gamble Co.	3,946

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
4,189	Spectrum Brands Holdings, Inc.	$444
		7,214
	Hypermarkets & Super Centers (0.3%)
1,280	Costco Wholesale Corp.	210
28,231	Wal-Mart Stores, Inc.	2,206
		2,416
	Packaged Foods & Meat (0.5%)
22,766	Campbell Soup Co. (a)	1,066
13,700	ConAgra Brands, Inc. (a)	462
2,140	Hershey Co.	234
15,761	Hormel Foods Corp.	506
5,690	J.M. Smucker Co. (a)	597
12,769	Tyson Foods, Inc. "A"	900
		3,765
	Soft Drinks (0.5%)
4,560	Coca-Cola Co.	205
7,090	Dr. Pepper Snapple Group, Inc.	627
29,610	PepsiCo, Inc.	3,300
		4,132
	Tobacco (0.2%)
22,130	Altria Group, Inc. (a)	1,403
2,420	Philip Morris International, Inc.	269
		1,672
	Total Consumer Staples	24,045
	Energy (1.4%)
	Integrated Oil & Gas (0.6%)
18,844	Chevron Corp.	2,214
21,380	Exxon Mobil Corp.	1,753
14,360	Occidental Petroleum Corp.	922
		4,889
	Oil & Gas Equipment & Services (0.0%)
8,170	Baker Hughes, a GE Co.	299
	Oil & Gas Exploration & Production (0.2%)
16,229	Antero Resources Corp.*	323
8,320	ConocoPhillips (a)	416
7,900	Devon Energy Corp.	290
770	Diamondback Energy, Inc.*	75
6,310	Murphy Oil Corp.	168
		1,272
	Oil & Gas Refining & Marketing (0.4%)
4,540	Andeavor	468
3,940	HollyFrontier Corp.	142
8,960	Marathon Petroleum Corp.	503
12,480	Phillips 66	1,143
9,420	Valero Energy Corp. (a)	725
		2,981
	Oil & Gas Storage & Transportation (0.2%)
4,650	Cheniere Energy, Inc.*	209
26,465	Kinder Morgan, Inc.	508
17,489	Plains Group Holdings, LP "A"	383
19,300	Williams Companies, Inc.	579
		1,679
	Total Energy	11,120

3 | USAA Global Managed Volatility Fund

Market
Number	Value
of Shares Security	(000)

Financials (3.5%)

Asset Management & Custody Banks (0.0%)

6,090	Franklin Resources, Inc.	$271
	Consumer Finance (0.1%)
4,340	American Express Co. (a)	393
2,340	Capital One Financial Corp.	198
4,680	Discover Financial Services	302
5,420	Synchrony Financial	168
		1,061
	Diversified Banks (0.2%)
8,130	Bank of America Corp.	206
6,930	Citigroup, Inc.	504
2,792	JPMorgan Chase & Co.	267
2,570	U.S. Bancorp	138
		1,115
	Insurance Brokers (0.0%)
1,550	Aon plc	226
	Investment Banking & Brokerage (0.0%)
3,120	E*Trade Financial Corp.*	136
3,600	Morgan Stanley	173
		309
	Life & Health Insurance (0.3%)
22,446	AFLAC, Inc.	1,827
2,950	Athene Holding Ltd. "A"*	159
2,540	Principal Financial Group, Inc.	163
2,300	Prudential Financial, Inc.	244
4,200	Unum Group	215
		2,608
	Multi-Line Insurance (0.3%)
5,600	American Financial Group, Inc.	579
31,959	Loews Corp.	1,530
		2,109
	Multi-Sector Holdings (0.2%)
6,910	Berkshire Hathaway, Inc. "B"*	1,267
	Property & Casualty Insurance (1.0%)
24,127	Allstate Corp. (a)	2,218
24,087	AXIS Capital Holdings Ltd.	1,380
4,220	Progressive Corp.	204
16,537	Travelers Companies, Inc. (a)	2,026
27,300	W.R. Berkley Corp.	1,822
		7,650
	Regional Banks (0.4%)
12,413	BB&T Corp.	583
6,870	Citizens Financial Group, Inc.	260
1,540	Comerica, Inc.	117
4,630	East West Bancorp, Inc.	277
8,380	Fifth Third Bancorp	234
6,220	KeyCorp	117
1,630	M&T Bank Corp.	263
4,258	PNC Financial Services Group, Inc.	574
14,390	Regions Financial Corp.	219
1,420	SVB Financial Group*	266
		2,910

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Reinsurance (0.5%)
5,443	Everest Re Group Ltd.	$1,243
9,834	Reinsurance Group of America, Inc.	1,372
12,204	RenaissanceRe Holdings Ltd.	1,650
		4,265
	REITs - Mortgage (0.5%)
92,212	AGNC Investment Corp.	1,999
151,284	Annaly Capital Management, Inc. (a)	1,844
		3,843
	Total Financials	27,634
	Health Care (3.9%)
	Biotechnology (0.4%)
6,020	AbbVie, Inc.	535
5,772	Amgen, Inc. (a)	1,076
920	Biogen, Inc.*	288
11,575	Gilead Sciences, Inc.	938
1,790	United Therapeutics Corp.*	210
		3,047
	Health Care Distributors (0.3%)
7,504	AmerisourceBergen Corp.	621
8,955	Cardinal Health, Inc.	599
13,760	Henry Schein, Inc.*	1,128
		2,348
	Health Care Equipment (0.7%)
2,720	Baxter International, Inc.	171
790	C.R. Bard, Inc.	253
25,605	Danaher Corp. (a)	2,196
1,140	IDEXX Laboratories, Inc.*	177
240	Intuitive Surgical, Inc.*	251
18,940	Medtronic plc	1,473
1,340	Stryker Corp.	190
6,670	Varian Medical Systems, Inc. (a)*	668
		5,379
	Health Care Facilities (0.2%)
8,256	HCA Healthcare, Inc.*	657
7,420	Universal Health Services, Inc. "B"	823
		1,480
	Health Care Services (0.4%)
2,360	DaVita, Inc.*	140
2,430	Express Scripts Holding Co.*	154
6,341	Laboratory Corp. of America Holdings*	957
3,010	MEDNAX, Inc.*	130
19,489	Quest Diagnostics, Inc. (a)	1,825
		3,206
	Health Care Supplies (0.0%)
910	Align Technology, Inc.*	170
730	Cooper Companies, Inc.	173
		343
	Health Care Technology (0.1%)
4,210	Cerner Corp. (a)*	300
2,880	Veeva Systems, Inc. "A"*	163
		463
	Life Sciences Tools & Services (0.3%)
6,150	Agilent Technologies, Inc.	395

5 | USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)
510	Mettler-Toledo International, Inc.*	$320
7,675	Thermo Fisher Scientific, Inc.	1,452
2,380	Waters Corp.*	427
		2,594
	Managed Health Care (0.6%)
6,322	Anthem, Inc. (a)	1,200
2,780	Centene Corp. (a)*	269
3,727	Cigna Corp. (a)	697
3,848	Humana, Inc.	938
11,500	UnitedHealth Group, Inc.	2,252
		5,356
	Pharmaceuticals (0.9%)
4,250	Bristol-Myers Squibb Co.	271
11,610	Eli Lilly & Co.	993
60	Jazz Pharmaceuticals plc*	9
14,780	Johnson & Johnson (a)	1,921
5,110	Mallinckrodt plc*	191
17,160	Merck & Co., Inc.	1,099
6,600	Mylan N.V.*	207
70,320	Pfizer, Inc.	2,510
		7,201
	Total Health Care	31,417
	Industrials (2.5%)
	Aerospace & Defense (1.3%)
1,080	Boeing Co.	275
11,614	General Dynamics Corp. (a)	2,388
2,082	Huntington Ingalls Industries, Inc.	471
4,502	L3 Technologies, Inc.	848
4,170	Lockheed Martin Corp. (a)	1,294
8,173	Northrop Grumman Corp.	2,351
2,750	Textron, Inc.	148
19,250	United Technologies Corp. (a)	2,235
		10,010
	Agricultural & Farm Machinery (0.0%)
1,080	Deere & Co.	136
	Airlines (0.1%)
4,290	Delta Air Lines, Inc.	207
3,700	United Continental Holdings, Inc.*	225
		432
	Construction & Engineering (0.0%)
3,690	Fluor Corp.	155
2,690	Jacobs Engineering Group, Inc.	157
		312
	Construction Machinery & Heavy Trucks (0.1%)
1,160	Cummins, Inc.	195
2,800	PACCAR, Inc.	203
		398
	Electrical Components & Equipment (0.1%)
2,310	Eaton Corp. plc	177
1,190	Rockwell Automation, Inc.	212
		389
	Environmental & Facilities Services (0.6%)
35,345	Republic Services, Inc.	2,335

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
28,117	Waste Management, Inc. (a)	$2,201
		4,536
	Human Resource & Employment Services (0.0%)
1,680	ManpowerGroup, Inc.	198
	Industrial Conglomerates (0.1%)
2,740	3M Co.	575
2,120	Honeywell International, Inc. (a)	300
500	Roper Technologies, Inc.	122
		997
	Industrial Machinery (0.1%)
1,850	Illinois Tool Works, Inc.	273
1,490	Ingersoll-Rand plc	133
2,423	Stanley Black & Decker, Inc. (a)	366
		772
	Railroads (0.1%)
6,713	CSX Corp. (a)	364
5,310	Union Pacific Corp. (a)	616
		980
	Trading Companies & Distributors (0.0%)
1,470	United Rentals, Inc.*	204
930	W.W. Grainger, Inc.	167
		371
	Total Industrials	19,531
	Information Technology (4.9%)
	Application Software (0.4%)
1,570	Adobe Systems, Inc.*	234
4,940	Citrix Systems, Inc.*	379
4,170	Intuit, Inc. (a)	593
25,736	Synopsys, Inc.*	2,073
		3,279
	Communications Equipment (0.5%)
610	Arista Networks, Inc.*	116
76,874	Cisco Systems, Inc.	2,585
4,560	Commscope Holding Co., Inc.*	151
6,977	F5 Networks, Inc.*	841
18,092	Juniper Networks, Inc.	504
		4,197
	Data Processing & Outsourced Services (0.9%)
6,010	Automatic Data Processing, Inc.	657
10,760	Broadridge Financial Solutions, Inc.	870
16,540	Fiserv, Inc. (a)*	2,133
13,590	Jack Henry & Associates, Inc.	1,397
3,220	MasterCard, Inc. "A"	455
10,980	Paychex, Inc.	658
7,638	Total System Services, Inc.	500
5,310	Vantiv, Inc. "A"*	374
10,500	Western Union Co.	202
		7,246
	Electronic Components (0.1%)
3,440	Amphenol Corp. "A"	291
15,067	Corning, Inc. (a)	451
		742

7 | USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)
	Electronic Manufacturing Services (0.1%)
25,866	Flex Ltd.*	$428
2,080	TE Connectivity Ltd.	173
		601
	Internet Software & Services (0.4%)
4,310	Akamai Technologies, Inc.*	210
1,000	Alphabet, Inc. "C"*	959
25,921	eBay, Inc.*	997
12,680	VeriSign, Inc. (a)*	1,349
		3,515
	IT Consulting & Other Services (0.4%)
10,200	Accenture plc "A"	1,378
7,560	Cognizant Technology Solutions Corp. "A" (a)	548
2,420	International Business Machines Corp.	351
13,070	Leidos Holdings, Inc.	774
		3,051
	Semiconductor Equipment (0.2%)
15,124	Applied Materials, Inc. (a)	788
2,190	KLA-Tencor Corp. (a)	232
3,283	Lam Research Corp.	607
		1,627
	Semiconductors (0.7%)
750	Broadcom Ltd.	182
31,054	Intel Corp.	1,183
22,529	Maxim Integrated Products, Inc.	1,075
1,770	Microchip Technology, Inc.	159
6,370	Micron Technology, Inc.*	250
880	NVIDIA Corp.	157
3,360	QUALCOMM, Inc.	174
460	Skyworks Solutions, Inc.	47
22,593	Texas Instruments, Inc. (a)	2,025
11,437	Xilinx, Inc.	810
		6,062
	Systems Software (0.7%)
15,240	CA, Inc. (a)	509
16,920	Microsoft Corp.	1,261
39,634	Oracle Corp.	1,916
16,011	VMware, Inc. "A"*(b)	1,748
		5,434
	Technology Distributors (0.1%)
2,780	Arrow Electronics, Inc.*	224
3,870	CDW Corp.	255
		479
	Technology Hardware, Storage, & Peripherals (0.4%)
12,257	Apple, Inc.	1,889
20,020	Hewlett Packard Enterprise Co.	294
9,063	NetApp, Inc.	397
4,820	Seagate Technology plc	160
1,580	Western Digital Corp.	137
10,490	Xerox Corp.	349
		3,226
	Total Information Technology	39,459

Portfolio of Investments | 8

Market
Number	Value
of Shares Security	(000)

Materials (0.5%)

Diversified Chemicals (0.2%)

25,595	DowDuPont, Inc.	$1,772
2,063	Eastman Chemical Co. (a)	187
		1,959
	Industrial Gases (0.1%)
7,590	Air Products & Chemicals, Inc.	1,148
	Metal & Glass Containers (0.1%)
6,485	Crown Holdings, Inc. (a)*	387
	Paper Packaging (0.1%)
3,750	Avery Dennison Corp.	369
1,220	Packaging Corp. of America	140
		509
	Specialty Chemicals (0.0%)
1,730	Celanese Corp. "A"	180
	Total Materials	4,183
	Real Estate (1.0%)
	Real Estate Services (0.0%)
8,030	CBRE Group, Inc. "A"*	304
	REITs - Diversified (0.1%)
13,973	Liberty Property Trust, Inc.	574
	REITs - Health Care (0.0%)
3,650	Ventas, Inc.	238
	REITs - Industrial (0.1%)
4,220	ProLogis, Inc.	268
23,556	Duke Realty Corp.	679
		947
	REITs - Residential (0.7%)
7,030	AvalonBay Communities, Inc. (a)	1,254
20,246	Camden Property Trust	1,852
18,210	Equity Residential (a)	1,201
26,960	UDR, Inc.	1,025
		5,332
	REITs - Retail (0.0%)
19,540	Brixmor Property Group, Inc.	367
	REITs - Specialized (0.1%)
60	Public Storage	13
3,780	American Tower Corp.	516
		529
	Total Real Estate	8,291
	Telecommunication Services (0.3%)
	Alternative Carriers (0.0%)
3,440	Level 3 Communications, Inc.*	183
	Integrated Telecommunication Services (0.2%)
20,320	AT&T, Inc. (a)	796
7,800	CenturyLink, Inc.	148
13,890	Verizon Communications, Inc. (a)	687
		1,631

9 | USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)
	Wireless Telecommunication Services (0.1%)
4,870	T-Mobile US, Inc.*	$300
	Total Telecommunication Services	2,114
	Utilities (1.7%)
	Electric Utilities (1.2%)
21,850	Edison International	1,686
32,960	Eversource Energy	1,992
6,210	FirstEnergy Corp.	191
130	OGE Energy Corp.	5
20,999	PG&E Corp.	1,430
21,805	Pinnacle West Capital Corp.	1,844
53,540	PPL Corp. (a)	2,032
		9,180
	Gas Utilities (0.0%)
5,930	UGI Corp.	278
	Multi-Utilities (0.5%)
24,335	Ameren Corp.	1,408
14,840	CenterPoint Energy, Inc.	433
24,987	Consolidated Edison, Inc. (a)	2,016
250	Sempra Energy	28
		3,885
	Total Utilities	13,343
	Total Common Stocks (cost: $192,178)	198,490

EXCHANGE-TRADED FUNDS (19.2%)

100,000	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	4,992
94,600	iShares Edge MSCI Min Vol USA ETF	4,762
219,200	iShares Edge MSCI USA Momentum Factor ETF(b)	20,973
471,500	iShares Edge MSCI USA Quality Factor ETF	36,372
350,000	iShares Edge MSCI USA Size Factor ETF	27,772
114,100	iShares Edge MSCI USA Value Factor ETF	8,822
2,800	iShares Russell 1000 ETF	392
256,500	PowerShares FTSE RAFI U.S.1000 Portfolio(b)	27,484
626,000	Schwab Fundamental U.S. Large Co. Index ETF	22,004
	Total Exchange-Traded Funds (cost: $130,200)	153,573

INTERNATIONAL EXCHANGE-TRADED FUNDS (49.6%)

72,200	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,416
120,000	Goldman Sachs ActiveBeta International Equity ETF	3,481
444,100	iShares Core MSCI EAFE ETF	28,498
287,800	iShares Core MSCI Emerging Markets ETF	15,547
721,300	iShares Edge MSCI Min Vol Emerging Markets ETF(b)	41,908
1,733,200	iShares Edge MSCI Min Vol EAFE ETF	123,161
51,700	JPMorgan Diversified Return Emerging Markets Equity ETF	2,915
895,968	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	39,539
1,017,200	PowerShares FTSE RAFI Emerging Markets Portfolio	21,697
564,200	Schwab Fundamental Emerging Markets Large Co. Index ETF	16,170
1,572,900	Schwab Fundamental International Large Co. Index ETF	46,982
622,200	Schwab Fundamental International Small Co. Index ETF(b)	21,690
478,600	Vanguard FTSE Developed Markets ETF	20,776
260,000	Vanguard FTSE Emerging Markets ETF	11,328
	Total International Exchange-Traded Funds (cost: $359,421)	396,108
	Total Equity Securities (cost: $681,799)	748,171

Portfolio of Investments | 10

Principal		Market
Amount		Value
(000)	Security	(000)

BONDS (4.6%)

U.S. TREASURY SECURITIES (4.6%)(e)

Bonds (0.4%)

$3,000	3.00%, 5/15/2047	$3,088
	Notes (4.2%)
34,000	1.88%, 4/30/2022 (d)	33,974
	Total U.S. Treasury Securities	37,062
	Total Bonds (cost: $37,290)	37,062

Number of

Shares

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (c)
4,133,584	(cost: $4,134)	4,134

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.5%)

5,125	Federated Government Obligations Fund Institutional Class, 0.89%(c)	5
121,025	Fidelity Government Portfolio Class I, 0.91%(c)	121
633,350	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(c)	633
18,818,875	Invesco Government & Agency Portfolio Institutional Class, 0.93%(c)	18,819
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,	102
101,525	0.90%(c)
273,400	Western Asset Institutional Government Reserves Institutional Class, 0.90%(c)	273
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $19,953)	19,953
	Total Investments (cost: $743,176)	$809,320

11 | USAA Global Managed Volatility Fund

		Notional	Market
Number		Amount	Value
of Contracts	Security	(000)	(000)

PURCHASED OPTIONS (0.1%)

200	Put – S&P 500 Index expiring January 19,
	2018 at 2,200	USD	50,387	$130
65	Put – S&P 500 Index expiring March 16,
	2018 at 2,200	USD	16,376	199
135	Put – S&P 500 Index expiring March 16,
	2018 at 2,255	USD	34,011	338
	Total Purchased Options (cost: $1,184)			$667
						Unrealized
			Notional			Appreciation/
		Expiration	Amount		Contract	(Depreciation)
		Date	(000)		Value (000)	(000)
	FUTURES (f)
	LONG FUTURES
	Equity Contracts
507	Euro Stoxx 50	12/15/2017	17,830	EURO	21,428	354
117	TOPIX Index	12/07/2017	1,836,566	JPY	17,416	1,095
48	E-mini S&P 500	12/15/2017	5,907	USD	6,039	132
					44,883	1,581
	Total Long Futures				$44,883	$1,581
	Total Futures				$44,883	$1,581

Portfolio of Investments | 12

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$198,490	$—	$—	$198,490
Exchange-Traded Funds	153,573	—	—	153,573
International Exchange-Traded Funds	396,108	—	—	396,108
Bonds:
U.S. Treasury Securities	37,062	—	—	37,062
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	4,134	—	—	4,134
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	19,953	—	—	19,953
Purchased Options	667	—	—	667
Futures (1)	1,581	—	—	1,581
Total	$811,568	$—	$—	$811,568

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

13 | USAA Global Managed Volatility Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Global Managed Volatility Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

14 | USAA Global Managed Volatility Fund

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities,

15 | USAA Global Managed Volatility Fund

such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 16

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or

17 | USAA Global Managed Volatility Fund

received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

Notes to Portfolio of Investments | 18

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F.As of September 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were

$69,061,000 and $3,434,000, respectively, resulting in net unrealized appreciation of $65,627,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $798,963,000 at September 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 49.8% of net assets at September 30, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

19 | USAA Global Managed Volatility Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2017.

(b)The security, or a portion thereof, was out on loan as of September 30, 2017.

(c)Rate represents the money market fund annualized seven-day yield at September 30, 2017.

(d)Securities with a value of $3,000,000 are segregated as collateral for initial margin requirements on open futures contracts.

(e)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(f)The contract value of futures purchased and/or sold as a percentage of net assets is 5.6%.

*Non-income-producing security.

Notes to Portfolio of Investments | 20

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA NASDAQ-100 INDEX FUND

SEPTEMBER 30, 2017

(Form N-Q)

48415 -1117	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Nasdaq-100 Index Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.0%)

COMMON STOCKS (96.0%)

Consumer Discretionary (20.2%)

Apparel Retail (0.4%)

81,827	Ross Stores, Inc.	$5,284
	Automobile Manufacturers (0.8%)
35,090	Tesla Motors, Inc.*(a)	11,969
	Automotive Retail (0.3%)
18,505	O'Reilly Automotive, Inc.*	3,985
	Broadcasting (0.1%)
32,411	Discovery Communications, Inc. "A"*	690
45,900	Discovery Communications, Inc. "C"*	930
		1,620
	Cable & Satellite (4.8%)
54,221	Charter Communications, Inc. "A"*	19,705
989,025	Comcast Corp. "A"	38,058
47,913	DISH Network Corp. "A"*	2,598
47,387	Liberty Global plc "A"*	1,607
125,199	Liberty Global plc "C"*	4,094
10,247	Liberty Global plc LiLAC "A"*	243
25,531	Liberty Global plc LiLAC "C"*	595
969,743	Sirius XM Holdings, Inc.(a)	5,353
		72,253
	Casinos & Gaming (0.2%)
21,565	Wynn Resorts Ltd.	3,212
	General Merchandise Stores (0.3%)
49,796	Dollar Tree, Inc.*	4,323
	Hotels, Resorts & Cruise Lines (0.7%)
78,308	Marriott International, Inc. "A"	8,635
47,997	Norwegian Cruise Line Holdings Ltd.*	2,594
		11,229
	Internet & Direct Marketing Retail (10.2%)
101,005	Amazon.com, Inc.*(b)	97,101
96,311	Ctrip.com International Ltd. ADR*	5,079
29,191	Expedia, Inc.	4,202
193,009	JD.com, Inc. ADR*	7,373
88,741	Liberty Interactive Corp. "A"*	2,092
17,039	Liberty Ventures*	981
90,780	Netflix, Inc.*	16,463
10,317	Priceline Group, Inc.*	18,888
		152,179

1 | USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)
	Leisure Products (0.2%)
26,331	Hasbro, Inc.	$2,572
72,064	Mattel, Inc.(a)	1,115
		3,687
	Movies & Entertainment (0.8%)
221,263	Twenty-First Century Fox, Inc. "A"	5,837
167,932	Twenty-First Century Fox, Inc. "B"	4,331
74,286	Viacom, Inc. "B"	2,068
		12,236
	Restaurants (1.1%)
303,598	Starbucks Corp.	16,306
	Specialty Stores (0.3%)
26,636	Tractor Supply Co.	1,686
12,916	Ulta Beauty, Inc.*	2,920
		4,606
	Total Consumer Discretionary	302,889
	Consumer Staples (4.8%)
	Drug Retail (1.2%)
225,001	Walgreens Boots Alliance, Inc.	17,374
	Hypermarkets & Super Centers (1.0%)
92,220	Costco Wholesale Corp.	15,151
	Packaged Foods & Meat (2.2%)
256,155	Kraft Heinz Co.	19,865
317,001	Mondelez International, Inc. "A"	12,889
		32,754
	Soft Drinks (0.4%)
119,468	Monster Beverage Corp.*	6,601
	Total Consumer Staples	71,880
	Health Care (11.1%)
	Biotechnology (8.3%)
46,927	Alexion Pharmaceuticals, Inc.*	6,583
153,424	Amgen, Inc.	28,606
44,456	Biogen, Inc.*	13,920
36,851	BioMarin Pharmaceutical, Inc.*	3,430
164,501	Celgene Corp.*	23,988
274,588	Gilead Sciences, Inc.	22,247
43,252	Incyte Corp.*	5,049
22,128	Regeneron Pharmaceuticals, Inc.*	9,894
15,325	Shire plc ADR	2,347
53,012	Vertex Pharmaceuticals, Inc.*	8,060
		124,124
	Health Care Distributors (0.2%)
33,296	Henry Schein, Inc.*	2,730
	Health Care Equipment (0.9%)
59,027	Hologic, Inc.*	2,166
18,349	IDEXX Laboratories, Inc.*	2,853
7,839	Intuitive Surgical, Inc.*	8,198
		13,217
	Health Care Services (0.5%)
121,430	Express Scripts Holding Co.*	7,689

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Health Care Supplies (0.2%)
48,249	Dentsply Sirona, Inc.	$2,886
	Health Care Technology (0.3%)
69,717	Cerner Corp.*	4,972
	Life Sciences Tools & Services (0.4%)
30,697	Illumina, Inc.*	6,115
	Pharmaceuticals (0.3%)
112,761	Mylan N.V.*	3,537
	Total Health Care	165,270
	Industrials (2.1%)
	Airlines (0.3%)
102,400	American Airlines Group, Inc.	4,863
	Construction Machinery & Heavy Trucks (0.3%)
73,885	PACCAR, Inc.	5,345
	Diversified Support Services (0.2%)
22,176	Cintas Corp.	3,199
	Railroads (0.7%)
192,069	CSX Corp.	10,422
	Research & Consulting Services (0.2%)
34,582	Verisk Analytics, Inc.*	2,877
	Trading Companies & Distributors (0.2%)
60,460	Fastenal Co.	2,756
	Trucking (0.2%)
22,978	JB Hunt Transport Services, Inc.	2,552
	Total Industrials	32,014
	Information Technology (56.9%)
	Application Software (2.1%)
103,744	Adobe Systems, Inc.*	15,476
46,088	Autodesk, Inc.*	5,174
31,855	Citrix Systems, Inc.*	2,447
53,874	Intuit, Inc.	7,658
		30,755
	Communications Equipment (2.4%)
1,051,311	Cisco Systems, Inc.	35,355
	Data Processing & Outsourced Services (2.4%)
93,434	Automatic Data Processing, Inc.	10,214
44,252	Fiserv, Inc.*	5,707
75,563	Paychex, Inc.	4,531
252,820	PayPal Holdings, Inc.*	16,188
		36,640
	Home Entertainment Software (1.2%)
158,730	Activision Blizzard, Inc.	10,240
64,913	Electronic Arts, Inc.*	7,663
		17,903
	Internet Software & Services (16.5%)
36,037	Akamai Technologies, Inc.*	1,756
62,668	Alphabet, Inc. "A"*(b)	61,021
73,116	Alphabet, Inc. "C"*	70,126
57,912	Baidu, Inc. ADR*	14,344

3 | USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)
225,042	eBay, Inc.*	$8,655
498,393	Facebook, Inc. "A"*	85,161
9,300	MercadoLibre, Inc.	2,408
15,950	NetEase, Inc. ADR	4,208
		247,679
	IT Consulting & Other Services (0.6%)
124,186	Cognizant Technology Solutions Corp. "A"	9,008
	Semiconductor Equipment (1.4%)
224,234	Applied Materials, Inc.	11,680
32,990	KLA-Tencor Corp.	3,497
34,157	Lam Research Corp.	6,321
		21,498
	Semiconductors (9.8%)
77,302	Analog Devices, Inc.	6,661
85,491	Broadcom Ltd.	20,735
988,115	Intel Corp.	37,627
59,284	Maxim Integrated Products, Inc.	2,829
48,929	Microchip Technology, Inc.	4,393
234,243	Micron Technology, Inc.*	9,213
126,158	NVIDIA Corp.	22,553
310,356	QUALCOMM, Inc.(b)	16,089
38,625	Skyworks Solutions, Inc.	3,936
208,166	Texas Instruments, Inc.	18,660
52,268	Xilinx, Inc.	3,702
		146,398
	Systems Software (8.8%)
88,569	CA, Inc.	2,956
34,368	Check Point Software Technologies Ltd.*	3,919
1,619,499	Microsoft Corp.(b)	120,637
129,210	Symantec Corp.	4,239
		131,751
	Technology Hardware, Storage, & Peripherals (11.7%)
1,086,055	Apple, Inc.(b)	167,383
60,512	Seagate Technology plc	2,007
61,999	Western Digital Corp.	5,357
		174,747
	Total Information Technology	851,734
	Telecommunication Services (0.9%)
	Wireless Telecommunication Services (0.9%)
174,731	T-Mobile US, Inc.*	10,774
97,695	Vodafone Group plc ADR	2,780
		13,554
	Total Telecommunication Services	13,554
	Total Common Stocks	1,437,341
	Total Equity Securities (cost: $813,803)	1,437,341

MONEY MARKET INSTRUMENTS (3.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.7%)

55,919,507 State Street Institutional Treasury Money Market Fund Premier Class, 0.92%(c)	55,920

Portfolio of Investments | 4

Principal		Market
Amount		Value
$(000)	Security	(000)

U.S. TREASURY BILLS (0.2%)

$2,660 1.09%; 02/01/2018(d)	$2,650
Total Money Market Instruments (cost: $58,570)	58,570

Number

of Shares

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.2%)

776,255	Federated Government Obligations Fund Institutional Class, 0.89%(c)	776
931,401	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(c)	932
16,578,289	Invesco Government & Agency Portfolio Institutional Class, 0.93%(c)	16,578
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
111,191	0.90%(c)	111
37,535	Western Asset Institutional Government Reserves Institutional Class, 0.90%(c)	38
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $18,435)	18,435
	Total Investments (cost: $890,808)	$1,514,346
				Unrealized
Number of	Expiration	Notional	Contract	Appreciation/
				(Depreciation)
Contracts	Date	Amount (000)	Value (000)	(000)
FUTURES (e)
LONG FUTURES
Equity Contracts
495 Nasdaq 100 E-Mini	12/15/2017	58,903 USD	$59,227	$324
Total Long Futures			$59,227	$324
Total Futures			$59,227	$324

5 | USAA Nasdaq-100 Index Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,437,341	$		— $	— $	1,437,341
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	55,920			—	—	55,920
U.S. Treasury Bills	2,650			—	—	2,650
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	18,435			—	—	18,435
Futures(1)	324			—	—	324
Total	$1,514,670	$		— $	— $	1,514,670

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Nasdaq-100 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Nasdaq-100 Index Fund Shares (Fund Shares) and Nasdaq-100 Index Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

7 | USAA Nasdaq-100 Index Fund

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Repurchase agreements are valued at cost.

6.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing

Notes to Portfolio of Investments | 8

these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

9 | USAA Nasdaq-100 Index Fund

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.As of September 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $637,634,000 and $14,096,000, respectively, resulting in net unrealized appreciation of $623,538,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,497,136,000 at September 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

Notes to Portfolio of Investments | 10

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of September 30, 2017.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2017.

(c)Rate represents the money market fund annualized seven-day yield at September 30, 2017.

(d)Securities with a value of $2,650,000 are segregated as collateral for initial margin requirements on open futures contracts.

(e)The contract value of futures purchased and/or sold as a percentage of net assets is 4.0%.

*Non-income-producing security.

11 | USAA Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA REAL RETURN FUND

SEPTEMBER 30, 2017

(Form N-Q)

94427 -1117	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Real Return Fund

September 30, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (15.9%)
	EXCHANGE-TRADED FUNDS (15.9%)
223,600	iShares Core Dividend Growth ETF(a)	$7,260
8,000	PowerShares KBW Bank Portfolio(a)	410
55,600	ProShares S&P 500 Dividend Aristocrats ETF(a)	3,305
	Total Exchange-Traded Funds (cost: $8,764)	10,975
	Total U.S. Equity Securities (cost: $8,764)	10,975
	INTERNATIONAL EQUITY SECURITIES (11.1%)
	EXCHANGE-TRADED FUNDS (11.1%)
55,200	iShares Core MSCI Emerging Markets ETF	2,982
21,000	iShares Edge MSCI Min Vol Emerging Markets ETF	1,220
45,000	PowerShares FTSE RAFI Emerging Markets Portfolio	960
8,300	SPDR S&P Emerging Markets Small Cap ETF	411
10,704	WisdomTree Emerging Markets High Dividend Fund	460
11,600	WisdomTree Emerging Markets Local Debt Fund	448
9,100	WisdomTree Emerging Markets SmallCap Dividend Fund	446
29,700	WisdomTree India Earnings Fund	748
	Total Exchange-Traded Funds (cost: $6,378)	7,675
	Total International Equity Securities (cost: $6,378)	7,675
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (14.9%)
	EXCHANGE-TRADED FUNDS (14.9%)
45,200	First Trust Global Tactical Commodity Strategy Fund*(a)	907
1,800	iShares Silver Trust*	29
273,600	PowerShares Optimum Yield Diversified Commodity Strategy	4,610
25,200	SPDR S&P Oil & Gas Exploration & Production ETF(a)	859
93,000	United States Commodity Index Fund*	3,724
5,800	VanEck Vectors Oil Services ETF	151
	Total Exchange-Traded Funds (cost: $10,182)	10,280
	Total Precious Metals and Commodity-Related Securities (cost: $10,182)	10,280
	GLOBAL REAL ESTATE EQUITY SECURITIES (8.9%)
	EXCHANGE-TRADED FUNDS (8.9%)
125,000	iShares Core U.S. REIT ETF (cost: $6,208)	6,157

1 | USAA Real Return Fund

Principal		Market
Amount		Value
(000)	Security	(000)

BONDS (48.4%)

U.S. TREASURY SECURITIES (40.1%)

Inflation-Indexed Notes (40.1%)

1,013	1.88%, 7/15/2019	$1,056
1,518	1.38%, 1/15/2020	1,573
2,430	1.25%, 7/15/2020	2,533
2,152	1.13%, 1/15/2021	2,238
3,719	0.63%, 7/15/2021	3,823
2,156	0.13%, 1/15/2022	2,164
1,698	0.13%, 7/15/2022	1,707
3,729	0.13%, 1/15/2023	3,722
1,052	0.38%, 7/15/2023	1,066
1,071	0.63%, 1/15/2024	1,094
1,504	0.13%, 7/15/2024	1,490
1,953	2.50%, 1/15/2029	2,360
1,246	2.13%, 2/15/2040	1,570
894	2.13%, 2/15/2041	1,133
181	0.63%, 2/15/2043	169
		27,698
	Total U.S. Treasury Securities (cost: $27,019)	27,698

Number

of Shares

EXCHANGE-TRADED FUNDS (8.3%)

17,800	iShares iBoxx $ High Yield Corporate Bond ETF(a)	1,580
17,100	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,073
18,600	iShares TIPS Bond ETF	2,112
	Total Exchange-Traded Funds (cost: $5,695)	5,765
	Total Bonds (cost: $32,714)	33,463

MONEY MARKET INSTRUMENTS (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (b)
473,751 (cost: $474)	474

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.2%)

69,350	Federated Government Obligations Fund Institutional Class, 0.89%(b)	69
613,150	Fidelity Government Portfolio Class I, 0.91%(b)	613
84,975	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(b)	85
832,770	Invesco Government & Agency Portfolio Institutional Class, 0.93%(b)	833

Portfolio of Investments | 2

Number of						Market
Shares	Security					Value (000)
Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
142,500	0.90%(b)					$143
1,865,921 Western Asset Institutional Government Reserves Institutional Class, 0.90%(b)						1,866
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $3,609)					3,609
Total Investments (cost: $68,329)						$72,633
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Exchange-Traded Funds		$10,975	$	— $	— $	10,975
International Equity Securities:
Exchange-Traded Funds		7,675		—	—	7,675
Precious Metals and Commodity-Related
Securities:
Exchange-Traded Funds		10,280		—	—	10,280
Global Real Estate Equity Securities:
Exchange-Traded Funds		6,157		—	—	6,157
Bonds:
U.S. Treasury Securities		27,698		—	—	27,698
Exchange-Traded Funds		5,765		—	—	5,765
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds		474		—	—	474
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money
Market Funds		3,609		—	—	3,609
Total		$72,633	$	— $	— $	72,633

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

3 | USAA Real Return Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Real Return Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

4 | USAA Real Return Fund

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities,

5 | USAA Real Return Fund

such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 6

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.As of September 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $5,109,000 and $805,000, respectively, resulting in net unrealized appreciation of $4,304,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $69,093,000 at September 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.1% of net assets at September 30, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend

7 | USAA Real Return Fund

Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
TIPS	U.S. Treasury Inflation-Protected Securities

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of September 30, 2017.

(b)Rate represents the money market fund annualized seven-day yield at September 30, 2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA S&P 500 INDEX FUND

SEPTEMBER 30, 2017

(Form N-Q)

48414 -1117	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS			1
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	COMMON STOCKS (98.5%)
	Consumer Discretionary (11.7%)
	Advertising (0.1%)
118,223	Interpublic Group of Companies, Inc.		$2,458
69,264	Omnicom Group, Inc.		5,130
			7,588
	Apparel & Accessories & Luxury Goods (0.3%)
84,878	Coach, Inc.		3,419
109,931	Hanesbrands, Inc.		2,709
46,072	Michael Kors Holdings Ltd. *		2,204
23,101	PVH Corp.		2,912
16,467	Ralph Lauren Corp.		1,454
54,473	Under Armour, Inc. ''A'' (h)*		898
55,116	Under Armour, Inc. ''C'' (h)*		828
98,090	V.F. Corp.		6,235
			20,659
	Apparel Retail (0.4%)
39,699	Foot Locker, Inc.		1,398
66,401	Gap, Inc.		1,961
74,902	L Brands, Inc.		3,117
116,890	Ross Stores, Inc.		7,548
190,838	TJX Companies, Inc.		14,070
			28,094
	Auto Parts & Equipment (0.2%)
59,700	BorgWarner, Inc.		3,058
80,068	Delphi Automotive plc		7,879
			10,937
	Automobile Manufacturers (0.5%)
1,171,862	Ford Motor Co.		14,027
393,586	General Motors Co.		15,893
			29,920
	Automotive Retail (0.3%)
22,114	Advance Auto Parts, Inc.		2,194
8,379	AutoZone, Inc. *		4,986
54,986	CarMax, Inc. *		4,169
26,410	O'Reilly Automotive, Inc. *		5,688
			17,037
	Broadcasting (0.2%)
109,255	CBS Corp. ''B''		6,337
46,099	Discovery Communications, Inc. ''A'' *		981
61,069	Discovery Communications, Inc. ''C'' *		1,237
29,081	Scripps Networks Interactive, Inc. ''A''		2,498
			11,053
	Cable & Satellite (1.2%)
60,355	Charter Communications, Inc. ''A'' *		21,934
1,411,356	Comcast Corp. ''A''		54,309
68,736	DISH Network Corp.''A'' *		3,728
			79,971
	Casinos & Gaming (0.1%)
155358	MGM Resorts International		5,063
24,072	Wynn Resorts Ltd.		3,585
			8,648
	Computer & Electronic Retail (0.1%)
79,271	Best Buy Co., Inc.		4,515
	Consumer Electronics (0.0%)
33,326	Garmin Ltd.		1,799
	Department Stores (0.1%)
51,114	Kohl's Corp.		2,333
91,376	Macy's, Inc.		1,994
35,189	Nordstrom, Inc.		1,659
			5,986
	Distributors (0.2%)
44,072	Genuine Parts Co.		4,215
92,131	LKQ Corp. *		3,316
			7,531

PORTFOLIO OF INVESTMENTS (continued)			2
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Footwear (0.3%)
394,283	NIKE, Inc. ''B''		$20,444
	General Merchandise Stores (0.3%)
78,057	Dollar General Corp.		6,327
71,060	Dollar Tree, Inc. *		6,169
163,728	Target Corp.		9,662
			22,158
	Home Furnishings (0.1%)
39,706	Leggett & Platt, Inc.		1,895
18,951	Mohawk Industries, Inc. *		4,691
			6,586
	Home Improvement Retail (1.2%)
353,652	Home Depot, Inc.		57,843
253,276	Lowe's Companies, Inc.		20,247
			78,090
	Homebuilding (0.1%)
102,002	D.R. Horton, Inc.		4,073
60,978	Lennar Corp. ''A''		3,219
83,413	PulteGroup, Inc.		2,280
			9,572
	Hotels, Resorts & Cruise Lines (0.5%)
122,327	Carnival Corp.		7,899
61,565	Hilton Worldwide Holdings, Inc.		4,276
93,853	Marriott International, Inc. ''A''		10,348
51,614	Royal Caribbean Cruises Ltd.		6,118
30,845	Wyndham Worldwide Corp.		3,251
			31,892
	Household Appliances (0.1%
21,909	Whirlpool Corp.		4,041
	Housewares & Specialties (0.1%)
147,098	Newell Brands, Inc.		6,277
	Internet & Direct Marketing Retail (2.6%)
119,634	Amazon.com, Inc. *		115,010
36,687	Expedia, Inc.		5,281
129,555	Netflix, Inc. *		23,495
14,721	Priceline Group, Inc. *		26,951
32,187	TripAdvisor, Inc. *		1,305
			172,042
	Leisure Products (0.1%)
34,213	Hasbro, Inc.		3,341
102,301	Mattel, Inc. (h)		1,584
			4,925
	Motorcycle Manufacturers (0.0%)
51,264	Harley-Davidson, Inc. (h)		2,471
	Movies & Entertainment (1.3%)
233,337	Time Warner, Inc.		23,905
315,178	Twenty-First Century Fox, Inc. ''A''		8,314
131,863	Twenty-First Century Fox, Inc. ''B''		3,401
106,354	Viacom, Inc. ''B''		2,961
463,090	Walt Disney Co.		45,647
			84,228
	Publishing (0.0%)
113,042	News Corp. ''A''		1,499
36,078	News Corp. ''B''		492
			1,991
	Restaurants (1.1%)
7,534	Chipotle Mexican Grill, Inc. *		2,319
37,556	Darden Restaurants, Inc.		2,959
243,018	McDonald's Corp.		38,076
433,210	Starbucks Corp.		23,268
103,466	Yum! Brands, Inc.		7,616
			74,238

PORTFOLIO OF INVESTMENTS (continued)			3
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Specialized Consumer Services (0.0%)
62,308	H&R Block, Inc.		$1,650
	Specialty Stores (0.2%)
18,149	Signet Jewelers Ltd.		1,208
30,623	Tiffany & Co.		2,811
38,019	Tractor Supply Co.		2,406
17,615	Ulta Beauty, Inc. *		3,982
			10,407
	Tires & Rubber (0.0%)
75,615	Goodyear Tire & Rubber Co.		2,514
	Total Consumer Discretionary		767,264
	Consumer Staples (8.1%)
	Agricultural Products (0.1%)
168,791	Archer-Daniels-Midland Co.		7,175
	Brewers (0.1%)
55,439	Molson Coors Brewing Co. ''B''		4,526
	Distillers & Vintners (0.2%)
58,818	Brown-Forman Corp. ''B''		3,194
51,587	Constellation Brands, Inc. ''A''		10,289
			13,483
	Drug Retail (0.7%)
304,999	CVS Health Corp.		24,803
276,069	Walgreens Boots Alliance, Inc.		21,318
			46,121
	Food Distributors (0.1%)
145,659	Sysco Corp.		7,858
	Food Retail (0.1%)
269,276	Kroger Co.		5,402
	Household Products (1.7%)
74,530	Church & Dwight Co., Inc.		3,611
38,675	Clorox Co.		5,102
264,224	Colgate-Palmolive Co.		19,249
106,115	Kimberly-Clark Corp.		12,487
765,198	Procter & Gamble Co. (f)		69,618
			110,067
	Hypermarkets & Super Centers (0.9%)
131,745	Costco Wholesale Corp.		21,644
439,085	Wal-Mart Stores, Inc. (f)		34,310
			55,954
	Packaged Food & Meat (1.1%)
58,220	Campbell Soup Co.		2,726
124,724	Conagra Brands, Inc.		4,208
173,308	General Mills, Inc.		8,970
42,375	Hershey Co.		4,626
81,225	Hormel Foods Corp.		2,611
34,090	J.M. Smucker Co.		3,577
74,572	Kellogg Co.		4,651
179,078	Kraft Heinz Co.		13,888
35,685	McCormick & Co., Inc.		3,663
452,324	Mondelez International, Inc. ''A''		18,391
86,802	Tyson Foods, Inc. ''A''		6,115
			73,426
	Personal Products (0.1%)
140,614	Coty, Inc. ''A''		2,325
67,371	Estee Lauder Companies, Inc. ''A''		7,265
			9,590
	Soft Drinks (1.7%)
1,151,742	Coca-Cola Co.		51,840
54,712	Dr Pepper Snapple Group, Inc.		4,840
124,474	Monster Beverage Corp. *		6,877
428,490	PepsiCo, Inc.		47,747
			111,304

PORTFOLIO OF INVESTMENTS (continued)			4
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Tobacco (1.3%)
575,567	Altria Group, Inc.		$36,503
465,989	Philip Morris International, Inc.		51,729
	Total Consumer Staples		88,232
			533,138
	Energy (6.0%)
	Integrated Oil & Gas (2.9%)
568,608	Chevron Corp.		66,811
1,271,403	Exxon Mobil Corp.		104,230
229,553	Occidental Petroleum Corp.		14,740
			185,781
	Oil & Gas Drilling (0.0%)
32,537	Helmerich & Payne, Inc.		1,695
	Oil & Gas Equipment & Services (0.8%)
129,054	Baker Hughes, a GE Co.		4,726
260,142	Halliburton Co.		11,974
113,362	National Oilwell Varco, Inc.		4,051
417,026	Schlumberger Ltd.		29,092
131,995	TechnipFMC plc *		3,685
			53,528
	Oil & Gas Exploration & Production (1.4%)
168,144	Anadarko Petroleum Corp.		8,214
114,227	Apache Corp.		5,232
138,195	Cabot Oil & Gas Corp.		3,697
273,472	Chesapeake Energy Corp. (h)*		1,176
28,542	Cimarex Energy Co.		3,244
44,417	Concho Resources, Inc. *		5,851
365,286	ConocoPhillips		18,282
157,590	Devon Energy Corp.		5,785
173,156	EOG Resources, Inc.		16,751
51,957	EQT Corp.		3,390
81,210	Hess Corp.		3,808
254,825	Marathon Oil Corp.		3,455
59,982	Newfield Exploration Co. *		1,780
146,274	Noble Energy, Inc.		4,148
51,032	Pioneer Natural Resources Co.		7,529
67,916	Range Resources Corp.		1,329
			93,671
	Oil & Gas Refining & Marketing (0.5%)
43,332	Andeavor		4,470
151,938	Marathon Petroleum Corp.		8,520
128,958	Phillips 66		11,814
132,535	Valero Energy Corp.		10,196
			35,000
	Oil & Gas Storage & Transportation (0.4%)
577,219	Kinder Morgan, Inc.		11,071
114,018	ONEOK, Inc.		6,318
247,728	Williams Companies, Inc.		7,434
	Total Energy		24,823
			394,498
	Financials (14.4%)
	Asset Management & Custody Banks (1.2%)
16,761	Affiliated Managers Group, Inc.		3,182
44,994	Ameriprise Financial, Inc.		6,682
310,036	Bank of New York Mellon Corp.		16,438
37,201	BlackRock, Inc.		16,632
98,776	Franklin Resources, Inc.		4,397
122,281	Invesco Ltd.		4,285
63,759	Northern Trust Corp. (c)		5,861
112,229	State Street Corp.		10,722
71,847	T. Rowe Price Group, Inc.		6,513
			74,712

PORTFOLIO OF INVESTMENTS (continued)			5
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Consumer Finance (0.7%)
220,135	American Express Co.		$19,913
145,193	Capital One Financial Corp.		12,292
111,813	Discover Financial Services		7,210
82,278	Navient Corp.		1,236
224,423	Synchrony Financial		6,968
			47,619
	Diversified Banks (5.2%)
2,943,841	Bank of America Corp. (f)		74,597
817,438	Citigroup, Inc.		59,461
1,055,778	JPMorgan Chase & Co. (f)		100,837
476,781	U.S. Bancorp		25,551
1,340,440	Wells Fargo & Co.		73,925
			334,371
	Financial Exchanges & Data (0.8%)
33,858	CBOE Holdings, Inc.		3,644
102,001	CME Group, Inc.		13,840
176,640	Intercontinental Exchange, Inc.		12,135
50,018	Moody's Corp.		6,963
35,311	Nasdaq, Inc.		2,739
77,137	S&P Global, Inc.		12,057
			51,378
	Insurance Brokers (0.5%)
76,334	Aon plc		11,152
54,232	Arthur J. Gallagher & Co.		3,338
153,735	Marsh & McLennan Companies, Inc.		12,885
40,322	Willis Towers Watson plc		6,219
			33,594
	Investment Banking & Brokerage (1.0%)
357,655	Charles Schwab Corp.		15,644
83,053	E*TRADE Financial Corp. *		3,622
107,967	Goldman Sachs Group, Inc.		25,608
424,372	Morgan Stanley		20,442
38,429	Raymond James Financial, Inc.		3,241
			68,557
	Life & Health Insurance (0.9%)
118,471	Aflac, Inc.		9,642
28,585	Brighthouse Financial, Inc. *		1,738
66,492	Lincoln National Corp.		4,886
318,977	MetLife, Inc.		16,571
80,459	Principal Financial Group, Inc.		5,177
128,252	Prudential Financial, Inc.		13,636
32,448	Torchmark Corp.		2,599
67526	Unum Group		3,452
			57,701
	Multi-line Insurance (0.4%)
271,170	American International Group, Inc.		16,647
16,220	Assurant, Inc.		1,549
109,416	Hartford Financial Services Group, Inc.		6,065
82778	Loews Corp.		3,962
	Multi-Sector Holdings (1.6%)		28,223

577,295	Berkshire Hathaway, Inc. ''B'' *		105,830
95,186	Leucadia National Corp.		2,403
			108,233
	Property & Casualty Insurance (0.8%)
108,446	Allstate Corp.		9,967
139,514	Chubb Ltd.		19,888
44,685	Cincinnati Financial Corp.		3,422
174,479	Progressive Corp.		8,448
82,838	Travelers Companies, Inc.		10,149
77,468	XL Group Ltd.		3,056
			54,930
	Regional Banks (1.3%)
243,019	BB&T Corp.		11,407
150,315	Citizens Financial Group, Inc.		5,692
52,823	Comerica, Inc.		4,028
221,162	Fifth Third Bancorp		6,188
326,437	Huntington Bancshares, Inc.		4,557
326,413	KeyCorp		6,143
45,601	M&T Bank Corp.		7,344
103,111	People's United Financial, Inc.		1,871
143,759	PNC Financial Services Group, Inc.		19,374
358,270	Regions Financial Corp.		5,457
144,060	SunTrust Banks, Inc.		8,611
60,448	Zions Bancorp		2,852
			83,524
	Reinsurance (0.0%)
12,372	Everest Re Group Ltd.		2,826
	Total Financials		945,668

PORTFOLIO OF INVESTMENTS (continued)			6
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Health Care (14.3%)
	Biotechnology (3.1%)
478,318	AbbVie, Inc.		$42,503
66,977	Alexion Pharmaceuticals, Inc. *		9,396
218,950	Amgen, Inc.		40,823
63,449	Biogen, Inc. *		19,867
234,601	Celgene Corp. *		34,210
391,790	Gilead Sciences, Inc. (f)		31,743
51,239	Incyte Corp. *		5,982
23,055	Regeneron Pharmaceuticals, Inc. *		10,309
75,653	Vertex Pharmaceuticals, Inc. *		11,502
			206,335
	Health Care Distributors (0.4%)
48,653	AmerisourceBergen Corp.		4,026
94,683	Cardinal Health, Inc.		6,336
47,548	Henry Schein, Inc. *		3,898
63,150	McKesson Corp.		9,701
24,584	Patterson Companies, Inc.		950
			24,911
	Health Care Equipment (2.6%)
521,496	Abbott Laboratories		27,827
150,337	Baxter International, Inc.		9,434
68,371	Becton, Dickinson & Co.		13,397
411,576	Boston Scientific Corp. *		12,006
21,781	C.R. Bard, Inc.		6,981
183,647	Danaher Corp.		15,753
63,355	Edwards Lifesciences Corp. *		6,925
84,126	Hologic, Inc. *		3,087
26,090	IDEXX Laboratories, Inc. *		4,057
11,184	Intuitive Surgical, Inc. *		11,697
406,408	Medtronic plc		31,606
42,615	ResMed, Inc.		3,280
96,495	Stryker Corp.		13,704
27,535	Varian Medical Systems, Inc. *		2,755
60786	Zimmer Biomet Holdings, Inc.		7,117
			169,626
	Health Care Facilities (0.1%)
86,725	HCA Healthcare, Inc. *		6,902
26,444	Universal Health Services, Inc. ''B''		2,934
			9,836
	Health Care Services (0.4%)
45,848	DaVita, Inc. *		2,723
36,300	Envision Healthcare Corp. *		1,632
173,300	Express Scripts Holding Co. *		10,973
30,646	Laboratory Corp. of America Holdings *		4,627
40,906	Quest Diagnostics, Inc.		3,830
			23,785
	Health Care Supplies (0.2%)
21,633	Align Technology, Inc. *		4,030
14,590	Cooper Companies, Inc.		3,459
69,192	Dentsply Sirona, Inc.		4,138
			11,627
	Health Care Technology (0.1%)
94,548	Cerner Corp. *		6,743
	Life Sciences Tools & Services (0.8%)
96,621	Agilent Technologies, Inc.		6,203
43,878	Illumina, Inc. *		8,740
7,677	Mettler-Toledo International, Inc. *		4,807
33,069	PerkinElmer, Inc.		2,281
45,494	Quintiles IMS Holdings, Inc. *		4,325
120,082	Thermo Fisher Scientific, Inc.		22,720
23924	Waters Corp. *		4,295
			53,371

PORTFOLIO OF INVESTMENTS (continued)			7
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Managed Health Care (1.8%)
99,584	Aetna, Inc.		$15,835
78,766	Anthem, Inc.		14,956
51,895	Centene Corp. *		5,022
75,527	Cigna Corp.		14,119
43,436	Humana, Inc.		10,582
290,069	UnitedHealth Group, Inc.		56,810
			117,324
	Pharmaceuticals (4.8%)
100,325	Allergan plc		20,562
492,104	Bristol-Myers Squibb Co.		31,367
290,771	Eli Lilly & Co.		24,873
805,345	Johnson & Johnson (f)		104,703
820,358	Merck & Co., Inc. (f)		52,527
160,986	Mylan N.V. *		5,050
39,829	Perrigo Co. plc		3,372
1,790,741	Pfizer, Inc. (f)		63,929
146,896	Zoetis, Inc.		9,366
	Total Health Care		315,749
			939,307
	Industrials (10.1%)
	Aerospace & Defense (2.5%)
116,538	Arconic, Inc.		2,900
166,713	Boeing Co.		42,380
83,617	General Dynamics Corp.		17,190
23,456	L3 Technologies, Inc.		4,420
75,221	Lockheed Martin Corp.		23,341
52,220	Northrop Grumman Corp.		15,025
86,999	Raytheon Co.		16,232
48,720	Rockwell Collins, Inc.		6,368
79,551	Textron, Inc.		4,286
14,435	TransDigm Group, Inc.		3,690
222,951	United Technologies Corp.		25,880
			161,712
	Agriculture & Farm Machinery (0.2%)
96,017	Deere & Co.		12,059
	Air Freight & Logistics (0.7%)
42,381	C.H. Robinson Worldwide, Inc.		3,225
53,991	Expeditors International of Washington, Inc.		3,232
74,054	FedEx Corp.		16,705
206,491	United Parcel Service, Inc. ''B''		24,798
			47,960
	Airlines (0.5%)
37,046	Alaska Air Group, Inc.		2,825
130,087	American Airlines Group, Inc.		6,178
199,828	Delta Air Lines, Inc.		9,636
165,201	Southwest Airlines Co.		9,248
77,602	United Continental Holdings, Inc. *		4,724
			32,611
	Building Products (0.4%)
44,236	A.O. Smith Corp.		2,629
28,345	Allegion plc		2,451
46,356	Fortune Brands Home & Security, Inc.		3,116
279,751	Johnson Controls International plc		11,271
96076	Masco Corp.		3,748
			23,215
	Construction & Engineering (0.1%)
42,100	Fluor Corp.		1,773
36,062	Jacobs Engineering Group, Inc.		2,101
45,493	Quanta Services, Inc. *		1,700
			5,574
	Construction Machinery & Heavy Trucks (0.6%)
177,449	Caterpillar, Inc.		22,130
47,313	Cummins, Inc.		7,950
105,462	PACCAR, Inc.		7,629
			37,709

PORTFOLIO OF INVESTMENTS (continued)			8
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Diversified Support Services (0.0%)
25,473	Cintas Corp.		$3,675
	Electrical Components & Equipment (0.5%)
12,645	Acuity Brands, Inc.		2,166
69,319	AMETEK, Inc.		4,578
133,227	Eaton Corp. plc		10,230
192,118	Emerson Electric Co.		12,073
38,589	Rockwell Automation, Inc.		6,877
			35,924
	Environmental & Facilities Services (0.2%)
68,760	Republic Services, Inc.		4,542
25,602	Stericycle, Inc. *		1,834
121,643	Waste Management, Inc.		9,521
			15,897
	Human Resource & Employment Services (0.0%)
37,702	Robert Half International, Inc.		1,898
	Industrial Conglomerates (2.1%)
179,071	3M Co.		37,587
2,597,972	General Electric Co.		62,819
228,891	Honeywell International, Inc.		32,443
30,576	Roper Technologies, Inc.		7,442
			140,291
	Industrial Machinery (0.9%)
46,723	Dover Corp.		4,270
38,658	Flowserve Corp.		1,646
91,622	Fortive Corp.		6,486
92,944	Illinois Tool Works, Inc.		13,752
76,194	Ingersoll-Rand plc		6,794
39,810	Parker-Hannifin Corp.		6,968
49,556	Pentair plc		3,368
17,125	Snap-on, Inc.		2,552
45,792	Stanley Black & Decker, Inc.		6,913
53,669	Xylem, Inc.		3,361
			56,110
	Railroads (0.9%)
273,945	CSX Corp.		14,864
31,738	Kansas City Southern		3,449
86,558	Norfolk Southern Corp.		11,447
240,091	Union Pacific Corp.		27,843
			57,603
	Research & Consulting Services (0.3%)
35,998	Equifax, Inc.		3,816
109,059	IHS Markit Ltd. *		4,807
100,682	Nielsen Holdings plc		4,173
46,856	Verisk Analytics, Inc. *		3,898
			16,694
	Trading Companies & Distributors (0.2%)
85,823	Fastenal Co.		3,912
25,496	United Rentals, Inc. *		3,537
15,783	W.W. Grainger, Inc.		2,837
			10,286
	Trucking (0.0%)
25,576	J.B. Hunt Transport Services, Inc.		2,841
	Total Industrials		662,059
	Information Technology (22.9%)
	Application Software (1.1%)
148,166	Adobe Systems, Inc. *		22,103
25,423	ANSYS, Inc. *		3,120
65,771	Autodesk, Inc. *		7,383
84,052	Cadence Design Systems, Inc. *		3,317
43,203	Citrix Systems, Inc. *		3,319
72,919	Intuit, Inc.		10,365
204,845	salesforce.com, Inc. *		19,137
45295	Synopsys, Inc. *		3,648
			72,392
	Communications Equipment (1.0%)
1,500,576	Cisco Systems, Inc.		50,464
18,882	F5 Networks, Inc. *		2,277
35,878	Harris Corp.		4,725
114,451	Juniper Networks, Inc.		3,185
48,773	Motorola Solutions, Inc.		4,139
			64,790

PORTFOLIO OF INVESTMENTS (continued)			9
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Data Processing & Outsourced Services (2.6%)
14,501	Alliance Data Systems Corp.		$3,213
133,362	Automatic Data Processing, Inc.		14,579
99,853	Fidelity National Information Services, Inc.		9,325
63,173	Fiserv, Inc. *		8,147
45,594	Global Payments, Inc.		4,333
280,186	Mastercard, Inc. ''A''		39,562
95,923	Paychex, Inc.		5,751
339,171	PayPal Holdings, Inc. *		21,717
50,365	Total System Services, Inc.		3,299
548,925	Visa, Inc. ''A''		57,769
139,620	Western Union Co.		2,681
			170,376
	Electronic Components (0.2%)
91,447	Amphenol Corp. ''A''		7,740
271,100	Corning, Inc.		8,111
			15,851
	Electronic Equipment & Instruments (0.0%)
40,965	FLIR Systems, Inc.		1,594
	Electronic Manufacturing Services (0.1%)
106,091	TE Connectivity Ltd.		8,812
	Home Entertainment Software (0.4%)
226,517	Activision Blizzard, Inc.		14,613
92,629	Electronic Arts, Inc. *		10,936
			25,549
	Internet Software & Services (4.8%)
51,056	Akamai Technologies, Inc. *		2,487
89,427	Alphabet, Inc. ''A'' *		87,077
90,572	Alphabet, Inc. ''C'' *		86,869
298,693	eBay, Inc. *		11,488
711,196	Facebook, Inc. ''A'' *		121,522
25,824	VeriSign, Inc. *		2,747
			312,190
	IT Consulting & Other Services (1.4%)
185,444	Accenture plc ''A''		25,048
176,906	Cognizant Technology Solutions Corp. ''A''		12,833
49,176	CSRA, Inc.		1,587
85,223	DXC Technology Co.		7,319
27,025	Gartner, Inc. *		3,362
260,074	International Business Machines Corp.		37,731
			87,880
	Semiconductor Equipment (0.5%)
320,038	Applied Materials, Inc.		16,671
46,985	KLA-Tencor Corp.		4,980
48,746	Lam Research Corp.		9,020
			30,671
	Semiconductors (3.2%)
241,508	Advanced Micro Devices, Inc. *		3,079
110,038	Analog Devices, Inc.		9,482
122,002	Broadcom Ltd.		29,590
1,409,929	Intel Corp.		53,690
69,865	Microchip Technology, Inc.		6,273
334,277	Micron Technology, Inc. *		13,147
180,020	NVIDIA Corp.		32,182
37,927	Qorvo, Inc. *		2,681
443,426	QUALCOMM, Inc.		22,987
55,348	Skyworks Solutions, Inc.		5,640
297,052	Texas Instruments, Inc.		26,628
74,817	Xilinx, Inc.		5,299
			210,678
	Systems Software (3.5%)
95,377	CA, Inc.		3,184
2,310,919	Microsoft Corp. (f)		172,140
905,988	Oracle Corp.		43,805
53,277	Red Hat, Inc. *		5,906
184,448	Symantec Corp.		6,052
			231,087

PORTFOLIO OF INVESTMENTS (continued)			10
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares		Security	Market Value (000)

	Technology Hardware, Storage & Peripherals (4.1%)
1,549,773	Apple, Inc. (f)		$238,851
493,143	Hewlett Packard Enterprise Co.		7,254
499,939	HP, Inc.		9,979
81,320	NetApp, Inc.		3,559
86,411	Seagate Technology plc		2,866
88,485	Western Digital Corp.		7,645
64,577	Xerox Corp.		2,150
	Total Information Technology		272,304
			1,504,174
	Materials (2.9%)
	Commodity Chemicals (0.1%)
97,429	LyondellBasell Industries N.V. ''A''		9,650
	Construction Materials (0.1%)
18,847	Martin Marietta Materials, Inc.		3,887
39,827	Vulcan Materials Co.		4,763
			8,650
	Copper (0.1%)
403,922	Freeport-McMoRan, Inc. *		5,671
	Diversified Chemicals (0.8%)
700,187	DowDuPont, Inc.		48,474
43,332	Eastman Chemical Co.		3,921
			52,395
	Fertilizers & Agricultural Chemicals (0.4%)
69,462	CF Industries Holdings, Inc.		2,442
40,191	FMC Corp.		3,590
131,661	Monsanto Co.		15,776
104,606	Mosaic Co.		2,258
			24,066
	Gold (0.1%)
159,873	Newmont Mining Corp.		5,997
	Industrial Gases (0.3%)
65,426	Air Products & Chemicals, Inc.		9,894
85,934	Praxair, Inc.		12,008
			21,902
	Metal & Glass Containers (0.1%)
105,224	Ball Corp.		4,346
	Paper Packaging (0.3%)
26,613	Avery Dennison Corp.		2,617
123,809	International Paper Co.		7,035
28,289	Packaging Corp. of America		3,244
56,669	Sealed Air Corp.		2,421
76458	WestRock Co.		4,337
			19,654
	Specialty Chemicals (0.5%)
33,320	Albemarle Corp.		4,542
78,208	Ecolab, Inc.		10,058
23,604	International Flavors & Fragrances, Inc.		3,373
76,727	PPG Industries, Inc.		8,337
24683	Sherwin-Williams Co.		8,838
			35,148
	Steel (0.1%)
95,781	Nucor Corp.		5,368
	Total Materials		192,847
	Real Estate (2.9%)
	Real Estate Services (0.1%)
90,305	CBRE Group, Inc. ''A'' *		3,421
	REITs - Health Care (0.3%)
140,681	HCP, Inc.		3,915
106,564	Ventas, Inc.		6,941
110,430	Welltower, Inc.		7,761
			18,617
	REITs - Hotel & Resort (0.1%)
222,563	Host Hotels & Resorts, Inc.		4,115
	REITs - Industrial (0.2%)
106,767	Duke Realty Corp.		3,077
159793	Prologis, Inc.		10,140
			13,217

PORTFOLIO OF INVESTMENTS (continued)		11
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares	Security	Market Value (000)

	REITs - Office (0.2%)
28,199	Alexandria Real Estate Equities, Inc.	$3,355
46,267	Boston Properties, Inc.	5,685
29,853	SL Green Realty Corp.	3,025
51,748	Vornado Realty Trust	3,978
		16,043
	REITs - Residential (0.4%)
46,832	Apartment Investment & Management Co. ''A''	2,054
41,309	AvalonBay Communities, Inc.	7,370
110,063	Equity Residential	7,256
19,713	Essex Property Trust, Inc.	5,008
33,952	Mid-America Apartment Communities, Inc.	3,629
80,437	UDR, Inc.	3,059
		28,376
	REITs - Retail (0.4%)
21,552	Federal Realty Investment Trust	2,677
188,295	GGP, Inc.	3,911
127,525	Kimco Realty Corp.	2,493
32,846	Macerich Co.	1,806
82,156	Realty Income Corp.	4,698
44,617	Regency Centers Corp.	2,768
93,339	Simon Property Group, Inc.	15,029
		33,382
	REITs - Specialized (1.2%)
128,832	American Tower Corp.	17,609
121,982	Crown Castle International Corp.	12,196
61,451	Digital Realty Trust, Inc.	7,271
23,327	Equinix, Inc.	10,411
37,661	Extra Space Storage, Inc.	3,010
79,528	Iron Mountain, Inc.	3,094
44,861	Public Storage	9,600
36,071	SBA Communications Corp. *	5,196
226433	Weyerhaeuser Co.	7,705
	Total Real Estate	76,092
		193,263
	Telecommunication Services (2.1%)
	Alternative Carriers (0.1%)
87,743	Level 3 Communications, Inc. *	4,676
	Integrated Telecommunication Services (2.0%)
1,842,912	AT&T, Inc. (f)	72,187
163,841	CenturyLink, Inc. (h)	3,097
1,223,706	Verizon Communications, Inc. (f)	60,561
	Total Telecommunication Services	135,845
		140,521
	Utilities (3.1%)
	Electric Utilities (1.9%)
69,889	Alliant Energy Corp.	2,905
147,254	American Electric Power Co., Inc.	10,343
210,207	Duke Energy Corp.	17,641
97,950	Edison International	7,559
53,993	Entergy Corp.	4,123
95,411	Eversource Energy	5,767
287,963	Exelon Corp.	10,847
132,652	FirstEnergy Corp.	4,090
140,336	NextEra Energy, Inc.	20,566
153,777	PG&E Corp.	10,471
33,260	Pinnacle West Capital Corp.	2,812
204,454	PPL Corp.	7,759
300,131	Southern Co.	14,748
152,742	Xcel Energy, Inc.	7,228
		126,859
	Independent Power Producers & Energy Traders (0.1%)
197,878	AES Corp.	2,181
90,240	NRG Energy, Inc.	2,309
		4,490

PORTFOLIO OF INVESTMENTS (continued)					12
USAA S&P 500 INDEX FUND
September 30, 2017 (unaudited)
Number of Shares	Security				Market Value (000)

	Multi-Utilities (1.0%)
73,046	Ameren Corp.				$4,225
130,132	CenterPoint Energy, Inc.				3,801
84,868	CMS Energy Corp.				3,931
92,592	Consolidated Edison, Inc.				7,470
192,537	Dominion Energy, Inc.				14,812
53,980	DTE Energy Co.				5,795
98,409	NiSource, Inc.				2,518
152,178	Public Service Enterprise Group, Inc.				7,038
42,785	SCANA Corp.				2,075
75,181	Sempra Energy				8,581
94,962	WEC Energy Group, Inc.				5,962
					66,208
	Water Utilities (0.1%)
53,572	American Water Works Co., Inc.				4,335
	Total Utilities				201,892
	Total Common Stock (Cost: $3,125,912)				6,474,631
	MONEY MARKET INSTRUMENTS (1.5%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)
86,668,086	Northern Institutional Funds - Government Assets Portfolio, 0.83% (a),(d)				86,668
Principal
Amount
(000)	U.S. TREASURY BILLS (0.2%)

$12,995	1.09%, 2/01/2018 (b),(e)				12,908
	Total Money Market Instruments (Cost: $99,576)				99,576
Number of Shares	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
986,625	Federated Government Obligations Fund Institutional Class, 0.89% (a)				987
231,875	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91% (a)				232
6,564,525	Invesco Government & Agency Portfolio Institutional Class, 0.93% (a)				6,564
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (Cost: $7,783)				7,783
	Total Investments (Cost: $3,233,271)				$6,581,990
					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts		Date	Amount (000)	Value (000)	(000)
	FUTURES (g)
	LONG FUTURES
834	Equity Contracts
	E-mini S&P 500 Index Futures	12/15/2017	102,942 USD	$104,917	$1,975
	Total Futures			$104,917	$1,975

13

PORTFOLIO OF INVESTMENTS (continued)

USAA S&P 500 INDEX FUND

September 30, 2017 (unaudited)

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$6,474,631	$-	$-	$6,474,631
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	86,668	-	-	86,668
U.S. Treasury Bills	12,908	-	-	12,908
Short-Term Investments Purchased with Cash Collateral
from Securities Loaned:
Government & U.S. Treasury Money Market Funds	7,783	-	-	7,783
Futures(1)	1,975	-	-	1,975
Total	$6,583,965	$-	$-	$6,583,965

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through September 30, 2017, there were no transfers between levels

The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period

In which the event or circumstance that caused the transfer occurred.

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA S&P 500 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

14 | USAA S&P 500 Index Fund

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

15 | USAA S&P 500 Index Fund

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

Notes to Portfolio of Investments | 16

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.As of September 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $3,439,959,000 and $91,240,000 respectively, resulting in net unrealized appreciation of $3,348,719,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $6,575,051,000 at September 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

17 | USAA S&P 500 Index Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at September 30, 2017.

(b)Rate represents an annualized yield at time of purchase, not a coupon rate.

(c)Northern Trust Corp. is the parent to Northern Trust Investments, Inc. (NTI), which is the subadviser of the Fund.

(d)NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds - Government Assets Portfolio.

(e)Security with a value of $12,908,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f)Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2017.

(g)The contract value of the futures purchased and/or sold as a percentage of net assets is 1.6%.

(h)The security, or a portion thereof, was out on loan as of September 30, 2017.

* Non-income-producing security.

Notes to Portfolio of Investments | 18

PORTFOLIOS OF INVESTMENTS 3RD QUARTER

USAA TARGET RETIREMENT FUNDS

SEPTEMBER 30, 2017

(Form N-Q)

88235-1117	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Retirement Income Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (35.2%)

316,208	USAA Emerging Markets Fund	$6,087
115,715	USAA Flexible Income Fund	1,074
2,651,893	USAA Global Managed Volatility Fund	27,818
364,474	USAA Growth Fund	10,694
125,190	USAA Income Stock Fund	2,513
797,385	USAA International Fund	26,194
515,796	USAA Real Return Fund*	5,349
153,021	USAA S&P 500 Index Fund	5,480
172,535	USAA Small Cap Stock Fund	3,278
1,838,872	USAA Target Managed Allocation Fund	20,172
46,508	USAA Total Return Strategy Fund	394
493,953	USAA Value Fund	10,951
	Total Equity & Alternative Funds (cost: $92,923)	120,004

FIXED-INCOME FUNDS (64.5%)

7,170,133	USAA Government Securities Fund	70,267
1,781,434	USAA High Income Fund	14,643
5,208,910	USAA Income Fund	68,654
1,608,522	USAA Intermediate-Term Bond Fund	17,211
5,367,712	USAA Short-Term Bond Fund	49,383
	Total Fixed-Income Funds (cost: $214,492)	220,158

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (a)
1,674,568 (cost: $1,675)	1,675
Total Investments (cost: $309,090)	$341,837
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$120,004	$	— $	— $	120,004
Fixed-Income Funds	220,158		—	—	220,158
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	1,675		—	—	1,675
Total	$341,837	$	— $	— $	341,837

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1 | USAA Target Retirement Income Fund

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2020 Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (53.8%)

395,711	USAA Emerging Markets Fund	$7,617
318,348	USAA Flexible Income Fund	2,954
7,267,678	USAA Global Managed Volatility Fund	76,238
1,209,120	USAA Growth Fund	35,476
415,273	USAA Income Stock Fund	8,335
2,084,823	USAA International Fund	68,486
924,553	USAA Real Return Fund*	9,588
507,928	USAA S&P 500 Index Fund	18,189
608,409	USAA Small Cap Stock Fund	11,560
4,425,536	USAA Target Managed Allocation Fund	48,548
202,108	USAA Total Return Strategy Fund	1,714
1,639,343	USAA Value Fund	36,344
	Total Equity & Alternative Funds (cost: $240,244)	325,049

FIXED-INCOME FUNDS (46.2%)

6,186,755	USAA Government Securities Fund	60,630
3,278,455	USAA High Income Fund	26,949
7,508,265	USAA Income Fund	98,959
3,977,154	USAA Intermediate-Term Bond Fund	42,556
5,499,811	USAA Short-Term Bond Fund	50,598
	Total Fixed-Income Funds (cost: $263,433)	279,692

MONEY MARKET INSTRUMENTS (0.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (a)
209,603 (cost: $209)	209
Total Investments (cost: $503,886)	$604,950
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$325,049	$	— $	— $	325,049
Fixed-Income Funds	279,692		—	—	279,692
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	209		—	—	209
Total	$604,950	$	— $	— $	604,950

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

2 | USAA Target Retirement 2020 Fund

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2030 Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (72.7%)

731,401	USAA Emerging Markets Fund	$14,079
579,238	USAA Flexible Income Fund	5,375
20,252,369	USAA Global Managed Volatility Fund	212,447
3,561,861	USAA Growth Fund	104,505
1,222,834	USAA Income Stock Fund	24,542
5,463,129	USAA International Fund	179,464
5,266	USAA Precious Metals and Minerals Fund	70
1,384,363	USAA Real Return Fund*	14,356
1,495,981	USAA S&P 500 Index Fund	53,571
1,737,034	USAA Small Cap Stock Fund	33,004
13,070,148	USAA Target Managed Allocation Fund	143,380
598,099	USAA Total Return Strategy Fund	5,072
4,827,730	USAA Value Fund	107,031
	Total Equity & Alternative Funds (cost: $678,987)	896,896

FIXED-INCOME FUNDS (27.0%)

5,331,904	USAA Government Securities Fund	52,253
5,147,083	USAA High Income Fund	42,309
9,508,988	USAA Income Fund	125,328
7,835,763	USAA Intermediate-Term Bond Fund	83,843
3,159,636	USAA Short-Term Bond Fund	29,069
	Total Fixed-Income Funds (cost: $310,303)	332,802

MONEY MARKET INSTRUMENTS (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (a)
5,495,391 (cost: $5,495)	5,495
Total Investments (cost: $994,785)	$1,235,193
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$896,896	$	— $	— $	896,896
Fixed-Income Funds	332,802		—	—	332,802
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	5,495		—	—	5,495
Total	$1,235,193	$	— $	— $	1,235,193

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

3 | USAA Target Retirement 2030 Fund

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2040 Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (86.4%)

1,093,504	USAA Emerging Markets Fund	$21,050
396,433	USAA Flexible Income Fund	3,679
26,784,551	USAA Global Managed Volatility Fund	280,970
4,934,931	USAA Growth Fund	144,791
1,694,703	USAA Income Stock Fund	34,013
7,101,274	USAA International Fund	233,277
4,906	USAA Precious Metals and Minerals Fund	65
986,806	USAA Real Return Fund*	10,233
2,072,997	USAA S&P 500 Index Fund	74,234
2,429,154	USAA Small Cap Stock Fund	46,154
15,491,203	USAA Target Managed Allocation Fund	169,938
492,132	USAA Total Return Strategy Fund	4,173
6,690,305	USAA Value Fund	148,324
	Total Equity & Alternative Funds (cost: $857,449)	1,170,901

FIXED-INCOME FUNDS (13.4%)

2,227,961	USAA Government Securities Fund	21,834
4,165,710	USAA High Income Fund	34,242
4,691,668	USAA Income Fund	61,836
5,797,611	USAA Intermediate-Term Bond Fund	62,035
159,873	USAA Short-Term Bond Fund	1,471
	Total Fixed-Income Funds (cost: $171,460)	181,418

MONEY MARKET INSTRUMENTS (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (a)
2,775,611 (cost: $2,775)	2,775
Total Investments (cost: $1,031,684)	$1,355,094
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$1,170,901	$	— $	— $	1,170,901
Fixed-Income Funds	181,418		—	—	181,418
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,775		—	—	2,775
Total	$1,355,094	$	— $	— $	1,355,094

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

4 | USAA Target Retirement 2040 Fund

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2050 Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (91.7%)

721,919	USAA Emerging Markets Fund	$13,897
99,529	USAA Flexible Income Fund	924
16,105,976	USAA Global Managed Volatility Fund	168,952
3,015,984	USAA Growth Fund	88,489
1,035,675	USAA Income Stock Fund	20,786
4,293,469	USAA International Fund	141,040
624,036	USAA Real Return Fund*	6,471
1,266,739	USAA S&P 500 Index Fund	45,362
1,483,972	USAA Small Cap Stock Fund	28,195
8,585,739	USAA Target Managed Allocation Fund	94,186
295,244	USAA Total Return Strategy Fund	2,504
4,088,235	USAA Value Fund	90,636
	Total Equity & Alternative Funds (cost: $520,535)	701,442

FIXED-INCOME FUNDS (8.0%)

550,462	USAA Government Securities Fund	5,395
916,938	USAA High Income Fund	7,537
1,841,906	USAA Income Fund	24,276
2,276,372	USAA Intermediate-Term Bond Fund	24,357
	Total Fixed-Income Funds (cost: $60,176)	61,565

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (a)
2,662,368 (cost: $2,662)	2,662
Total Investments (cost: $583,373)	$765,669
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$701,442	$	— $	— $	701,442
Fixed-Income Funds	61,565		—	—	61,565
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,662		—	—	2,662
Total	$765,669	$	— $	— $	765,669

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Target Retirement 2050 Fund

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2060 Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (92.2%)

76,783	USAA Emerging Markets Fund	$1,478
11,250	USAA Flexible Income Fund	104
1,606,352	USAA Global Managed Volatility Fund	16,851
297,075	USAA Growth Fund	8,716
101,990	USAA Income Stock Fund	2,047
432,078	USAA International Fund	14,194
50,324	USAA Real Return Fund*	522
124,789	USAA S&P 500 Index Fund	4,469
150,856	USAA Small Cap Stock Fund	2,866
862,159	USAA Target Managed Allocation Fund	9,458
20,823	USAA Total Return Strategy Fund	177
402,596	USAA Value Fund	8,925
	Total Equity & Alternative Funds (cost: $61,070)	69,807

FIXED-INCOME FUNDS (7.4%)

49,662	USAA Government Securities Fund	486
90,660	USAA High Income Fund	745
166,001	USAA Income Fund	2,188
205,117	USAA Intermediate-Term Bond Fund	2,195
16	USAA Short-Term Bond Fund	—
	Total Fixed-Income Funds (cost: $5,523)	5,614

MONEY MARKET INSTRUMENTS (0.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (a)
685,721 (cost: $686)	686
Total Investments (cost: $67,279)	$76,107
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$69,807	$	— $	— $	69,807
Fixed-Income Funds	5,614		—	—	5,614
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	686		—	—	686
Total	$76,107	$	— $	— $	76,107

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

6 | USAA Target Retirement 2060 Fund

NOTES TO PORTFOLIOS

OF INVESTMENTS

September 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Target Retirement Income Fund (Target Income), USAA Target Retirement 2020 Fund (Target 2020), USAA Target Retirement 2030 Fund (Target 2030), USAA Target Retirement 2040 Fund (Target 2040), USAA Target Retirement 2050 Fund (Target 2050), and USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds) qualify as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Funds, which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed- income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

7 | USAA Target Retirement Funds

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of September 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as their cost reported in the Portfolio of Investments.

As of September 30, 2017, gross unrealized appreciation and depreciation of investments and resulting net appreciation/(depreciation), were as follows (in thousands):

Notes to Portfolios of Investments | 8

	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060
Unrealized appreciation	$33,614	$102,148	$241,260	$323,817	$182,422	$8,839
Unrealized depreciation	867	1,084	852	407	126	11
Net	$32,747	$101,064	$240,408	$323,410	$182,296	$8,828

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2017, net assets were as follows (in thousands):

	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060

Net assets	$341,074	$604,728	$1,233,556	$1,355,541	$765,289	$75,737

E. Transactions with affiliated funds – The following tables provide details related to each Fund's investment in the underlying USAA Funds as of September 30, 2017:

Target Income:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	09/30/2017
Aggressive Growth	$-	$1,806	$-	$870	$1,716	$-(c)
Emerging Markets	4,149	3,970	-	229	4,855	6,087
Flexible Income	32	636	32	(62)	1,638	1,074
Global Managed Volatility	8,950	-	-	-	16,256	27,818
Government Securities	29,977	1,207	838	(24)	41,586	70,267
Growth	4,570	2,211	-	858	6,948	10,694
High Income	3,774	11,463	563	(605)	21,952	14,643
Income	28,444	2,417	1,308	(11)	41,480	68,654
Income Stock	490	6,877	35	3,108	8,554	2,513
Intermediate-Term Bond	15,719	19,349	464	2,565	20,329	17,211
International	5,804	3,228	-	296	19,175	26,194
Precious Metals and Minerals	-	729	-	(120)	648	-(c)
Real Return	-	6,087	-	(8)	11,088	5,349
S&P 500 Index	4,724	14,249	71	3,267	14,324	5,480
Short-Term Bond	9,240	42,401	1,303	193	81,709	49,383
Small Cap Stock	2,594	478	-	(10)	1,004	3,278
Target Managed Allocation	9,563	-	-	-	9,331	20,172
Total Return Strategy	1	-	1	-	375	394
Ultra Short-Term Bond	1	827	1	(6)	825	-(c)
Value	3,504	6,714	-	1,221	13,091	10,951

Target 2020:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	09/30/2017
Aggressive Growth	$-	$12,591	$-	$3,528	$11,926	$-(c)
Emerging Markets	3,736	8,618	-	1,478	10,581	7,617
Flexible Income	87	-	87	-	2,771	2,954
Global Managed Volatility	38,209	4,188	-	235	33,107	76,238
Government Securities	19,505	1,002	724	(28)	42,214	60,630
Growth	18,518	8,674	-	321	20,294	35,476
High Income	9,992	19,226	1,016	1,126	35,601	26,949
Income	45,453	4,385	1,597	(25)	56,638	98,959
Income Stock	143	18,995	137	8,316	25,683	8,335
Intermediate-Term Bond	28,469	33,308	1,422	267	46,142	42,556
International	13,588	18,172	-	2,527	58,953	68,486

9 | USAA Target Retirement Funds

Precious Metals and Minerals	-	946	-	19	841	-(c)
Real Return	-	2,591	-	(7)	11,683	9,588
S&P 500 Index	1,047	27,409	281	10,325	41,731	18,189
Short-Term Bond	2,417	33,309	1,208	129	80,726	50,598
Small Cap Stock	2,928	1,690	-	(19)	9,655	11,560
Target Managed Allocation	10,431	-	-	-	34,665	48,548
Total Return Strategy	4	-	4	-	1,627	1,714
Ultra Short-Term Bond	3	1,439	3	(12)	1,436	-(c)
Value	2,579	11,876	-	896	42,098	36,344

Target 2030:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	09/30/2017
Aggressive Growth	$-	$32,433	$-	$9,025	$30,545	$-(c)
Emerging Markets	-	21,007	-	3,449	29,921	14,079
Flexible Income	159	568	159	(35)	5,588	5,375
Global Managed Volatility	108,910	-	-	-	82,183	212,447
Government Securities	36,875	775	407	(18)	16,346	52,253
Growth	45,257	8,097	-	143	52,524	104,505
High Income	7,677	31,290	1,806	886	64,832	42,309
Income	64,783	15,324	2,554	(44)	73,481	125,328
Income Stock	393	46,485	393	19,025	66,583	24,542
Intermediate-Term Bond	38,694	59,688	3,326	675	101,429	83,843
International	2,758	11,234	-	1,734	152,975	179,464
Precious Metals and Minerals	-	2,703	-	(444)	2,694	70
Real Return	-	-	-	-	13,664	14,356
S&P 500 Index	3,900	69,148	813	23,045	110,867	53,571
Short-Term Bond	6,736	455	422	(3)	22,551	29,069
Small Cap Stock	7,337	10,339	-	5,219	34,132	33,004
Target Managed Allocation	14,729	-	-	-	117,979	143,380
Total Return Strategy	11	568	11	(15)	5,356	5,072
Ultra Short-Term Bond	5	4,650	8	(45)	4,641	-(c)
Value	4,263	14,059	-	757	106,897	107,031

Target 2040:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	09/30/2017
Aggressive Growth	$-	$39,178	$-	$12,483	$36,657	$-(c)
Emerging Markets	5,023	27,887	-	1,059	37,070	21,050
Flexible Income	109	-	109	-	3,450	3,679
Global Managed Volatility	152,710	-	-	-	101,510	280,970
Government Securities	22,942	945	35	(9)	-	21,834
Growth	63,042	5,174	-	64	67,014	144,791
High Income	1,941	19,515	1,574	(327)	50,879	34,242
Income	41,065	22,806	1,816	429	41,695	61,836
Income Stock	544	54,957	544	21,983	83,212	34,013
Intermediate-Term Bond	38,555	46,757	2,273	(474)	67,732	62,035
International	9,241	22,252	-	2,327	200,689	233,277
Precious Metals and Minerals	-	2,518	-	(206)	2,510	65
Real Return	3,681	-	-	-	6,106	10,233
S&P 500 Index	6,704	75,320	1,145	7,685	132,299	74,234
Short-Term Bond	1,115	147	24	(1)	490	1,471
Small Cap Stock	8,869	17,507	-	4,732	52,069	46,154
Target Managed Allocation	-	8,676	-	275	165,189	169,938
Total Return Strategy	9	-	9	-	3,963	4,173
Ultra Short-Term Bond	12	5,818	14	(57)	5,804	-(c)
Value	12,235	11,198	-	351	133,994	148,324

Notes to Portfolios of Investments | 10

Target 2050:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	09/30/2017
Aggressive Growth	$-	$23,911	$-	$6,006	$22,439	$-(c)
Emerging Markets	3,043	16,316	-	99	23,442	13,897
Flexible Income	27	-	28	-	866	924
Global Managed Volatility	94,840	-	-	-	56,199	168,952
Government Securities	5,702	267	9	(2)	-	5,395
Growth	40,970	2,202	-	55	37,562	88,489
High Income	793	16,284	403	(50)	22,644	7,537
Income	19,112	7,716	588	43	12,290	24,276
Income Stock	331	29,295	331	10,763	46,738	20,786
Intermediate-Term Bond	14,987	10,174	777	119	18,791	24,357
International	1,495	4,514	-	406	117,289	141,040
Precious Metals and Minerals	-	935	-	(17)	910	-(c)
Real Return	3,403	-	-	-	2,801	6,471
S&P 500 Index	3,249	45,035	689	3,850	80,820	45,362
Short-Term Bond	-	-	-	-	-	-(c)
Small Cap Stock	3,414	9,724	-	1,752	32,800	28,195
Target Managed Allocation	-	12,388	-	392	98,908	94,186
Total Return Strategy	5	-	5	-	2,378	2,504
Ultra Short-Term Bond	4	1,612	5	(17)	1,608	-(c)
Value	8,346	3,149	-	40	77,472	90,636

Target 2060:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	09/30/2017
Aggressive Growth	$-	$1,966	$-	$(13)	$1,862	$-(c)
Emerging Markets	882	1,824	-	93	2,105	1,478
Flexible Income	3	-	3	-	98	104
Global Managed Volatility	8,820	-	-	-	6,249	16,851
Government Securities	512	22	1	(-)*	-	486
Growth	5,186	626	-	15	3,049	8,716
High Income	321	1,068	30	20	1,468	745
Income	2,452	1,022	56	12	700	2,188
Income Stock	66	2,128	30	238	3,852	2,047
Intermediate-Term Bond	2,723	1,561	45	9	1,003	2,195
International	3,835	519	-	6	8,496	14,194
Precious Metals and Minerals	-	102	-	5	99	-(c)
Real Return	346	-	-	-	155	522
S&P 500 Index	1,269	3,779	67	478	6,400	4,469
Short-Term Bond	-*	4	-*	(-)*	4	-*
Small Cap Stock	894	211	-	31	2,021	2,866
Target Managed Allocation	1,139	1,292	-	41	8,879	9,458
Total Return Strategy	-*	-	-*	-	168	177
Ultra Short-Term Bond	-*	222	-*	(2)	222	-(c)
Value	3,042	734	-	1	5,903	8,925

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

(c)As of the end of the reporting period, the fund no longer holds the affiliated fund. * Represents less than $500.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend

11 | USAA Target Retirement Funds

Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2017.

*Non-income-producing security.

Notes to Portfolios of Investments | 12

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TOTAL RETURN STRATEGY FUND®

SEPTEMBER 30, 2017

(Form N-Q)

48705-1117	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Total Return Strategy Fund

September 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (45.9%)

COMMON STOCKS (9.5%)

Materials (9.5%)

Precious Metals & Minerals (9.5%)

17,500	Agnico-Eagle Mines Ltd.	$791
20,000	AngloGold Ashanti Ltd. ADR	186
100,000	B2Gold Corp.*	276
20,000	Barrick Gold Corp.	322
60,000	Centerra Gold, Inc.*	423
43,000	Compania de Minas Buenaventura S.A.ADR	550
100,000	Dundee Precious Metals, Inc.*	217
160,000	Eldorado Gold Corp.	352
41,000	Goldcorp, Inc.	531
45,902	Hycroft Mining Corp., acquired 6/5/2014 - 6/9/2015; cost $2,337*(a),(b),(h)	23
105,000	Kinross Gold Corp.*	445
75,000	New Gold, Inc.*	278
20,000	Newmont Mining Corp.	750
26,000	Pan American Silver Corp.	443
7,000	Randgold Resources Ltd. ADR	684
8,500	Royal Gold, Inc.	731
41,000	Tahoe Resources, Inc.	216
24,000	Wheaton Precious Metals Corp.	458
		7,676
	Total Materials	7,676
	Total Common Stocks (cost: $11,751)	7,676

EXCHANGE-TRADED FUNDS (36.4%)

400,000	iShares Gold Trust*	4,924
48,000	iShares MSCI Emerging Markets ETF(c)	2,151
40,000	iShares Silver Trust*	630
460,000	PowerShares FTSE RAFI Emerging Markets Portfolio	9,812
40,000	SPDR Gold Shares*	4,863
130,000	VanEck Vectors Gold Miners ETF	2,985
14,000	VanEck Vectors Junior Gold Miners ETF	470
150,000	WisdomTree India Earnings Fund	3,775
	Total Exchange-Traded Funds (cost: $28,926)	29,610
	Total Equity Securities (cost: $40,677)	37,286

1 | USAA Total Return Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (44.9%)

CONVERTIBLE SECURITIES (1.1%)

Materials (1.1%)

Gold (1.1%)

$582 Hycroft Mining Corp., acquired 10/21/2015 -
6/30/2017; cost $562(a),(b),(d),(h)
(cost: $568)	15.00% (e)	10/22/2020	$932

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (43.8%)

170,000	iShares 20+ Year Treasury Bond ETF	21,209
20,000	iShares 7-10 Year Treasury Bond ETF	2,130
108,000	iShares TIPS Bond ETF	12,267
	Total Fixed-Income Exchange-Traded Funds (cost: $35,876)	35,606
	Total Bonds (cost: $36,444)	36,538

MONEY MARKET INSTRUMENTS (8.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (8.6%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.92%
6,994,487 (c),(f)(cost: $6,994)	6,994
Total Investments (cost: $84,115)	$80,818

Portfolio of Investments | 2

Number	Notional	Market
of	Amount	Value
Contracts Security	(000)	(000)

PURCHASED OPTIONS (0.4%)

2,000	Call - Chicago Board Options Exchange SPX
	Volatility Index expiring January 17, 2018 at			$
	27	USD	1,902		135
2,000	Call - VanEck Vectors Gold Miners ETF
	expiring January 19, 2018 at 25	USD	4,592		123
2,000	Call - VanEck Vectors Gold Miners ETF
	expiring January 19, 2018 at 35	USD	4,592		6
4,000	Call - VanEck Vectors Gold Miners ETF
	expiring January 19, 2018 at 45	USD	9,184		6
300	Put - Facebook, Inc. expiring January 19,
	2018 at 70	USD	5,126		1
3,000	Put - iShares MSCI Emerging Markets ETF
	expiring December 15, 2017 at 36	USD	13,443		33
100	Put - iShares NASDAQ Biotechnology ETF
	expiring January 19, 2018 at 200	USD	3,336		1
1,000	Put - Nvidia Corp. expiring January 19, 2018
	at 40	USD	17,877		2
500	Put - NXP Semiconductors N.V. expiring
	January 19, 2018 at 35(b),(h)	USD	5,655		—
4,000	Put - United States Oil Fund LP expiring
	January 19, 2018 at 5	USD	4,172		2
	Total Purchased Options (cost: $1,650)				$309

3 | USAA Total Return Strategy Fund

				Unrealized
Number of	Expiration	Notional	Contract	Appreciation/
				(Depreciation)
Contracts Security	Date	Amount (000)	Value (000)	(000)

FUTURES (g)

LONG FUTURES

Interest Rate Contracts

15	U.S. Treasury Bond	12/19/2017		2,328 USD	$2,292	$(36)
	Total Long Futures				$2,292	$(36)
	SHORT FUTURES
	Equity Contracts
(50)	Russell 2000 Mini	12/15/2017		(3,601) USD	$(3,732)	$(131)
	Total Short Futures				$(3,732)	$(131)
	Total Futures				$(1,440)	$(167)
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks		$7,653	$	— $	23	$7,676
Exchange-Traded Funds		29,610		—	—	29,610
Bonds:
Convertible Securities		—		—	932	932
Exchange-Traded Funds		35,606		—	—	35,606
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds		6,994		—	—	6,994
Purchased Options		309		—	—	309
Total		$80,172	$	— $	955	$81,127
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures(1)		$(167)	$	— $	— $	(167)
Total		$(167)	$	— $	— $	(167)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 4

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Purchased	Convertible	Common
($ in 000s)	Options	Securities	Stocks
Balance as of December 31, 2016	$-	$852	$46
Purchases	-	41	-
Sales	-	-	-
Transfers into Level 3	1	-	-
Transfers out of Level 3	-	-	-
Net realized gain (loss) on investments	-	-	-
Change in net unrealized appreciation/(depreciation) of	(1)	39	(23)
investments

Balance as of September 30, 2017	$-	$932	$23

FAIR VALUE LEVEL TRANSFERS

For the period of January 1, 2017, through September 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into (out of)	into (out of)	into (out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Purchased Options (I)	$
Total	$

(I)Transferred from Level 1 to Level 3 due to unreliable observable inputs.

(1)	-	$1
(1)	-	$1

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	September 30, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range/Value
Bonds:
Convertible Securities	$932	Market	Average	$61.98
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	40%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

5 | USAA Total Return Strategy Fund

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Total Return Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

7 | USAA Total Return Strategy Fund

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities,

Notes to Portfolio of Investments | 8

such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

9 | USAA Total Return Strategy Fund

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations. Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder

Notes to Portfolio of Investments | 10

redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at September 30, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

11 | USAA Total Return Strategy Fund

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F.As of September 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $3,987,000 and $8,625,000, respectively, resulting in net unrealized depreciation of $4,638,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $81,280,000 at September 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 43.8% of net assets at September 30, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend

Notes to Portfolio of Investments | 12

Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
TIPS	U.S. Treasury Inflation-Protected Securities

SPECIFIC NOTES

(a)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2017, was $955,000, which represented 1.2% of the Fund's net assets.

(b)Security was fair valued at September 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $955,000, which represented 1.2% of the Fund's net assets.

(c)The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2017.

(d)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(e)All of the coupon is PIK.

(f)Rate represents the money market fund annualized seven-day yield at September 30, 2017.

(g)The contract value of futures purchased and/or sold as a percentage of net assets is 1.8%.

(h)Security was fair valued at Level 3.

*Non-income-producing security.

13 | USAA Total Return Strategy Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA ULTRA SHORT-TERM BOND FUND

SEPTEMBER 30, 2017

(Form N-Q)

94426 -1117	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Ultra Short-Term Bond Fund

September 30, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (86.6%)

CORPORATE OBLIGATIONS (44.7%)

Consumer Discretionary (4.2%)

Apparel, Accessories & Luxury Goods (0.1%)

$490	PVH Corp. "A", ICE LIBOR + 1.5% (a),(e)	2.87%	5/19/2021	$490
	Automobile Manufacturers (2.0%)
2,000	General Motors Co., 3 mo. USD LIBOR + 0.8%	2.11 (b)	8/07/2020	2,003
2,000	General Motors Financial Co.	2.40	4/10/2018	2,007
2,000	Hyundai Capital America (c)	2.75	9/18/2020	1,998
1,000	Nissan Motor Acceptance Corp. (c)	2.55	3/08/2021	1,006
				7,014
	Automotive Retail (0.3%)
1,000	Autozone, Inc.	4.00	11/15/2020	1,048
	Broadcasting (0.1%)
500	Discovery Communications, LLC	2.20	9/20/2019	502
	Cable & Satellite (1.2%)
4,000	Charter Communications Operating, LLC &
	Charter Communications Operating
	Capital Corp.	3.58	7/23/2020	4,109
	Specialty Stores (0.5%)
1,900	Staples, Inc.	3.75	1/12/2018	1,903
	Total Consumer Discretionary			15,066
	Consumer Staples (1.1%)
	Drug Retail (0.5%)
2,000	CVS Health Corp.	2.25	12/05/2018	2,009
	Packaged Foods & Meat (0.6%)
2,000	Tyson Foods, Inc.	2.65	8/15/2019	2,025
	Total Consumer Staples			4,034
	Energy (8.5%)
	Oil & Gas Exploration & Production (1.5%)
2,000	Devon Energy Corp.	4.00	7/15/2021	2,081
1,650	EQT Corp. (d)	5.15	3/01/2018	1,670
1,630	QEP Resources, Inc.	6.80	4/01/2018	1,660
				5,411
	Oil & Gas Refining & Marketing (1.8%)
2,500	Andeavor Logistics, LP	5.88	10/01/2020	2,550
1,915	EnLink Midstream Partners, LP	2.70	4/01/2019	1,921
2,000	Phillips 66, 3 mo. USD LIBOR + 0.75%(c)	2.05 (b)	4/15/2020	2,003
				6,474

1 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Oil & Gas Storage & Transportation (5.2%)
$1,000	Buckeye Partners, LP	2.65%	11/15/2018	$1,004
780	Columbia Pipeline Group, Inc.	3.30	6/01/2020	799
3,000	DCP Midstream Operating, LP	2.50	12/01/2017	3,002
2,000	Enable Oklahoma Intrastate Transmission, LLC
	(c)	6.25	3/15/2020	2,133
2,000	Enterprise Products Operating, LLC (d)	6.50	1/31/2019	2,117
2,000	NuStar Logistics, LP	4.80	9/01/2020	2,085
1,584	Plains All American Pipeline, LP	8.75	5/01/2019	1,732
1,000	Plains All American Pipeline, LP	2.60	12/15/2019	999
2,000	Rockies Express Pipeline, LLC (c)	5.63	4/15/2020	2,113
2,500	Western Gas Partners, LP	2.60	8/15/2018	2,512
				18,496
	Total Energy			30,381
	Financials (12.0%)
	Consumer Finance (0.7%)
2,630	Capital One Bank, N.A.	2.25	2/13/2019	2,638
	Diversified Banks (4.1%)
2,000	Bank of America Corp., 3 mo. USD LIBOR +
	0.66%	1.97 (b)	7/21/2021	2,005
1,000	Citigroup, Inc.	2.50	7/29/2019	1,009
1,000	Citigroup, Inc., 3 mo. USD LIBOR + 1.38%	2.71 (b)	3/30/2021	1,025
2,000	Citizens Bank, N.A.	2.20	5/26/2020	2,001
3,620	HSBC USA, Inc., 3 mo. USD LIBOR + 0.61%	1.92 (b)	11/13/2019	3,637
2,000	JPMorgan Chase & Co., 3 mo. USD LIBOR +
	0.68%	2.00 (b)	6/01/2021	2,011
3,000	Wells Fargo & Co.	2.55	12/07/2020	3,036
				14,724
	Life & Health Insurance (1.4%)
1,350	Jackson National Life Global (c)	2.60	12/09/2020	1,365
2,000	MetLife Global Funding I (c)	1.88	6/22/2018	2,004
1,000	Protective Life Corp.	6.40	1/15/2018	1,013
535	Protective Life Global Funding (c)	2.70	11/25/2020	540
				4,922
	Multi-Line Insurance (0.3%)
1,000	MassMutual Global Funding, LLC (c)	2.10	8/02/2018	1,004
	Regional Banks (5.5%)
2,000	BB&T Corp.	5.25	11/01/2019	2,132
2,470	Compass Bank	2.75	9/29/2019	2,487
2,740	Huntington National Bank	2.40	4/01/2020	2,755
2,075	KeyCorp	2.90	9/15/2020	2,120
3,000	Manufacturers & Traders Trust Co., 3 mo. USD
	LIBOR + 0.64%(d)	1.96 (b)	12/01/2021	2,977
1,000	MUFG Union Bank, N.A.	2.63	9/26/2018	1,008
1,000	PNC Bank, N.A.	2.20	1/28/2019	1,006
2,000	Regions Bank	7.50	5/15/2018	2,069
1,025	Regions Bank	2.25	9/14/2018	1,030
2,000	SunTrust Banks, Inc., 3 mo. USD LIBOR + 0.8%	2.12 (b)	5/29/2019	2,015
				19,599
	Total Financials			42,887
	Health Care (4.4%)
	Biotechnology (0.6%)
2,000	Amgen, Inc.	3.45	10/01/2020	2,075
	Health Care Distributors (0.6%)
2,000	Cardinal Health, Inc.	1.95	6/14/2019	2,002

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Health Care Equipment (0.9%)
$1,700	Becton Dickinson & Co.	2.40%	6/05/2020	$1,707
1,465	Zimmer Biomet Holdings, Inc., USD LIBOR +
	1.38% (e)	2.61	5/29/2019	1,461
				3,168
	Health Care Facilities (0.7%)
2,494	HCA, Inc., USD LIBOR + 1.5% (e)	2.74	6/10/2020	2,498
	Health Care Services (1.1%)
1,842	Express Scripts Holding Co., USD LIBOR +
	1.25% (e)	2.49	4/28/2020	1,836
2,000	Quest Diagnostics, Inc.	2.70	4/01/2019	2,021
				3,857
	Pharmaceuticals (0.5%)
2,000	Shire Acquisitions Investments Ireland
	Designated Activity Co.	1.90	9/23/2019	1,997
	Total Health Care			15,597
	Industrials (2.6%)
	Aerospace & Defense (0.3%)
1,000	Arconic, Inc.	5.40	4/15/2021	1,077
	Agricultural & Farm Machinery (0.2%)
500	CNH Industrial Capital, LLC	3.38	7/15/2019	509
	Airlines (0.2%)
684	Continental Airlines, Inc. Pass-Through Trust "B"	6.25	10/11/2021	724
	Industrial Conglomerates (0.3%)
1,000	Roper Technologies, Inc.	2.80	12/15/2021	1,010
	Trading Companies & Distributors (0.6%)
1,000	International Lease Finance Corp.	3.88	4/15/2018	1,011
1,000	International Lease Finance Corp.	6.25	5/15/2019	1,063
				2,074
	Trucking (1.0%)
1,000	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (c)	2.88	7/17/2018	1,010
640	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (c)	3.20	7/15/2020	656
2,000	Ryder System, Inc.	2.50	5/11/2020	2,021
				3,687
	Total Industrials			9,081
	Information Technology (2.5%)
	Electronic Components (0.6%)
2,000	Amphenol Corp.	2.55	1/30/2019	2,014
	Electronic Equipment & Instruments (0.3%)
1,000	FLIR Systems, Inc.	3.13	6/15/2021	1,014
	Semiconductors (0.6%)
2,000	Qualcomm, Inc.	2.10	5/20/2020	2,016
	Systems Software (0.5%)
2,000	Symantec Corp., USD LIBOR + 1.5% (e)	2.81	7/28/2019	1,997
	Technology Hardware, Storage, & Peripherals (0.5%)
2,000	Dell International, LLC, USD LIBOR + 2.0% (e)	3.20	12/31/2018	2,002
	Total Information Technology			9,043

3 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (3.5%)

Commodity Chemicals (1.0%)

$1,462	LyondellBasell Industries N.V.	5.00%	4/15/2019	$1,517
2,000	Westlake Chemical Corp.	4.63	2/15/2021	2,077
				3,594
	Construction Materials (0.6%)
2,000	Vulcan Materials Co., 3 mo. USD LIBOR + 0.6%	1.92 (b)	6/15/2020	2,002
	Diversified Chemicals (1.0%)
2,000	CF Industries, Inc.	6.88	5/01/2018	2,060
1,665	E.I. du Pont de Nemours and Co.	2.20	5/01/2020	1,676
				3,736
	Fertilizers & Agricultural Chemicals (0.3%)
1,000	Monsanto Co.	2.13	7/15/2019	1,003
	Specialty Chemicals (0.6%)
2,000	Sherwin Williams Co.	2.25	5/15/2020	2,009
	Total Materials			12,344
	Real Estate (5.3%)
	REITs - Diversified (0.6%)
2,000	Select Income REIT	3.60	2/01/2020	2,030
	REITs - Health Care (2.0%)
3,000	Sabra Health Care Ltd., ICE LIBOR + 1.8%
	(a),(e)	3.17	8/17/2020	3,021
2,340	Senior Housing Properties Trust	3.25	5/01/2019	2,367
1,000	Ventas Realty, LP	4.00	4/30/2019	1,026
765	Ventas Realty, LP	2.70	4/01/2020	773
				7,187
	REITs - Industrial (0.2%)
600	ProLogis, LP	4.00	1/15/2018	601
	REITs - Office (0.7%)
2,552	Mack-Cali Realty, LP	2.50	12/15/2017	2,553
	REITs - Residential (0.4%)
1,350	UDR, Inc.	4.25	6/01/2018	1,371
	REITs - Retail (0.7%)
2,000	National Retail Properties, Inc.	5.50	7/15/2021	2,190
500	Regency Centers, LP	4.80	4/15/2021	535
				2,725
	REITs - Specialized (0.7%)
2,621	Digital Realty Trust, Inc. "A", ICE LIBOR + 1.1%
	(a),(e)	2.47	1/15/2021	2,601
	Total Real Estate			19,068
	Utilities (0.6%)
	Electric Utilities (0.3%)
1,000	NextEra Energy Capital Holdings, Inc.	2.70	9/15/2019	1,012
	Multi-Utilities (0.3%)
1,000	Dominion Energy, Inc.	2.96	7/01/2019	1,015
	Total Utilities			2,027
	Total Corporate Obligations (cost: $158,608)			159,528

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	EURODOLLAR AND YANKEE OBLIGATIONS (16.2%)
	Consumer Discretionary (0.3%)
	Automobile Manufacturers (0.3%)
$1,000	Nissan Motor Acceptance Corp. (c)	2.35%	3/04/2019	$1,006
	Energy (0.9%)
	Integrated Oil & Gas (0.6%)
2,000	Petrobras Global Finance B.V.	4.88	3/17/2020	2,085
	Oil & Gas Exploration & Production (0.3%)
1,210	Woodside Finance Ltd. (c),(d)	8.75	3/01/2019	1,319
	Total Energy			3,404
	Financials (9.1%)
	Diversified Banks (6.7%)
800	ANZ New Zealand International Ltd., 3 mo. USD
	LIBOR + 1.01%(c)	2.32 (b)	7/28/2021	810
1,700	Bank of Nova Scotia	2.05	6/05/2019	1,706
2,000	Barclays Bank plc (c)	6.05	12/04/2017	2,014
2,000	Commonwealth Bank of Australia, 3 mo. USD
	LIBOR + 0.83%(c)	2.15 (b)	9/06/2021	2,018
700	Credit Suisse Group Funding Ltd., 3 mo. USD
	LIBOR + 2.29%	3.59 (b)	4/16/2021	726
1,000	ING Bank N.V., 3 mo. USD LIBOR + 0.69%(c)	1.99 (b)	10/01/2019	1,007
2,000	National Bank of Canada, 3 mo. USD LIBOR +
	0.6%	1.90 (b)	1/17/2020	2,011
3,000	Royal Bank of Canada	1.88	2/05/2020	2,995
2,000	Stadshypotek AB	1.88	10/02/2019	1,994
1,000	Standard Chartered plc (c)	3.05	1/15/2021	1,017
1,500	Svenska Handelsbanken AB, 3 mo. USD LIBOR
	+ 1.15%	2.45 (b)	3/30/2021	1,535
2,000	Swedbank AB (c)	1.75	3/12/2018	2,001
2,000	Toronto Dominion Bank (c)	2.25	3/15/2021	2,002
2,000	Westpac Banking Corp., 3 mo. USD LIBOR +
	0.85%	2.17 (b)	8/19/2021	2,023
				23,859
	Diversified Capital Markets (1.8%)
3,000	Deutsche Bank AG, 3 mo. USD LIBOR + 0.97%	2.27 (b)	7/13/2020	3,011
2,000	UBS Group Funding Ltd., 3 mo. USD LIBOR +
	1.78%(c)	3.08 (b)	4/14/2021	2,073
1,425	UBS Group Funding Ltd. (c)	3.00	4/15/2021	1,446
				6,530
	Property & Casualty Insurance (0.6%)
2,000	QBE Insurance Group Ltd. (c)	2.40	5/01/2018	2,006
	Total Financials			32,395
	Industrials (3.2%)
	Aerospace & Defense (0.7%)
1,400	BAE Systems Holdings, Inc. (c)	6.38	6/01/2019	1,498
1,000	BAE Systems Holdings, Inc. (c)	2.85	12/15/2020	1,013
				2,511
	Industrial Conglomerates (1.9%)
2,000	CK Hutchison International 17 Ltd. (c)	2.25	9/29/2020	1,995
5,000	Hutchison Whampoa International 12 Ltd. (c)	2.00	11/08/2017	5,004
				6,999

5 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Marine (0.3%)
$1,000	A.P. Moeller-Maersk A/S (c)	2.55%	9/22/2019	$1,006
	Trading Companies & Distributors (0.3%)
1,000	AerCap Ireland Capital Ltd.	5.00	10/01/2021	1,080
	Total Industrials			11,596
	Information Technology (0.6%)
	Electronic Manufacturing Services (0.6%)
2,000	Tyco Electronics Group S	2.35	8/01/2019	2,012
	Materials (1.2%)
	Commodity Chemicals (0.3%)
1,000	Braskem Finance Ltd. (c)	5.75	4/15/2021	1,081
	Diversified Metals & Mining (0.6%)
1,000	Glencore Funding, LLC, 3 mo. USD LIBOR +
	1.36%(c)	2.66 (b)	1/15/2019	1,011
1,000	Glencore Funding, LLC (c)	3.13	4/29/2019	1,013
				2,024
	Steel (0.3%)
500	ArcelorMittal	6.13	6/01/2018	515
500	ArcelorMittal	5.13	6/01/2020	536
				1,051
	Total Materials			4,156
	Real Estate (0.9%)
	Real Estate Services (0.6%)
2,000	Prologis International Funding II (c)	4.88	2/15/2020	2,107
	REITs - Retail (0.3%)
1,000	Scentre Group Trust (c)	2.38	11/05/2019	1,005
	Total Real Estate			3,112
	Total Eurodollar and Yankee Obligations (cost: $57,533)			57,681
	ASSET-BACKED SECURITIES (12.9%)
	Financials (12.9%)
	Asset-Backed Financing (12.9%)
2,600	AmeriCredit Automobile Receivables Trust	3.13	10/08/2020	2,638
1,000	ARI Fleet Lease Trust (c)	1.91	4/15/2026	1,001
1,000	ARI Fleet Lease Trust (c)	2.28	4/15/2026	1,003
1,000	Avis Budget Rental Car Funding AESOP, LLC
	(c)	3.75	3/15/2019	1,005
832	California Republic Auto Receivables Trust	1.57	12/16/2019	831
2,200	California Republic Auto Receivables Trust	2.30	12/16/2019	2,208
1,000	California Republic Auto Receivables Trust	2.34	4/15/2020	1,005
1,350	CarMax Auto Owner Trust	2.17	10/15/2020	1,354
1,718	CIT Equipment Collateral (c)	1.50	10/21/2019	1,718
1,295	CIT Equipment Collateral (c)	2.15	2/20/2020	1,297
976	CNH Equipment Trust	1.61	5/17/2021	977
1,675	Dell Equipment Finance Trust (c)	2.75	9/22/2020	1,680
86	Enterprise Fleet Financing, LLC (c)	1.05	3/20/2020	86
2,000	Enterprise Fleet Financing, LLC (c)	2.04	2/22/2022	1,997
1,601	Exeter Automobile Receivables Trust (c)	3.57	7/15/2019	1,607
1,000	GMF Floorplan Owner Revolving Trust (c)	1.65	5/15/2020	1,000
1,000	Great America Leasing Receivables (c)	2.06	6/22/2020	1,002
1,000	Great America Leasing Receivables (c)	2.36	1/20/2023	1,000
1,500	Huntington Auto Trust "B"	1.95	6/15/2021	1,501

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,420	Huntington Auto Trust "C"	2.15%	6/15/2021	$1,424
2,000	Master Credit Card Trust "A" (c)	2.26	7/21/2021	2,014
2,000	Prestige Auto Receivables Trust (c)	2.40	4/15/2021	2,007
1,000	Prestige Auto Receivables Trust (c)	3.05	4/15/2021	1,004
2,526	Santander Drive Auto Receivables Trust	2.91	4/15/2020	2,545
1,000	Santander Drive Auto Receivables Trust	2.74	12/15/2021	1,008
2,000	Securitized Term Auto Receivables Trust (c)	1.52	3/25/2020	1,992
1,000	Securitized Term Auto Receivables Trust (c)	1.89	8/25/2020	999
2,000	Synchrony Credit Card Master Note Trust "C"	2.56	6/15/2023	2,002
451	TCF Auto Receivables Owner Trust (c)	1.49	12/16/2019	451
2,000	TCF Auto Receivables Owner Trust (c)	2.55	4/15/2021	2,009
1,000	Volvo Financial Equipment, LLC (c)	1.92	3/15/2021	1,000
809	Wheels SPV, LLC (c)	1.59	5/20/2025	808
2,000	Wheels SPV, LLC (c)	1.87	5/20/2025	1,994
				46,167
	Total Financials			46,167
	Total Asset-Backed Securities (cost: $46,092)			46,167
	COLLATERALIZED LOAN OBLIGATIONS (1.7%)
	Financials (1.7%)
1,000	Annisa Ltd., 3 mo. USD LIBOR + 1.55%(c)	2.86 (b)	7/20/2028	1,002
1,549	Cent, LP, 3 mo. USD LIBOR + 1.3%(c)	2.61 (b)	1/30/2025	1,552
2,000	Neuberger Berman Ltd., 3 mo. USD LIBOR +
	1.45%(c)	2.75 (b)	4/15/2026	2,004
505	Palmer Square Ltd., 3 mo. USD LIBOR +
	0.97%(c)	2.29 (b)	5/15/2025	505
1,000	Palmer Square Ltd., 3 mo. USD LIBOR +
	1.5%(c)	2.82 (b)	5/15/2025	1,000
	Total Financials			6,063
	Total Collateralized Loan Obligations (cost: $6,054)			6,063
	COMMERCIAL MORTGAGE SECURITIES (10.0%)
	Financials (10.0%)
	Commercial Mortgage-Backed Securities (9.7%)
416	Banc of America Commercial Mortgage, Inc.	6.51 (k)	2/10/2051	418
2,000	Banc of America Commercial Mortgage, Inc.	6.55 (k)	2/10/2051	2,014
1,500	Banc of America Merrill Lynch Commercial
	Mortgage Securities Trust, 1 mo. USD
	LIBOR + 0.8%(c)	2.03 (b)	6/15/2028	1,502
1,500	Banc of America Merrill Lynch Commercial
	Mortgage Securities Trust, 1 mo. USD
	LIBOR + 1.1%(c)	2.33 (b)	6/15/2028	1,502
846	Barclays Commercial Mortgage Securities, LLC,
	1 mo. USD LIBOR + 1.11%(c)	2.34 (b)	2/15/2028	846
2,000	Barclays Commercial Mortgage Securities, LLC,
	1 mo. USD LIBOR + 1.6%(c)	2.83 (b)	2/15/2028	2,004
1,545	CGBAM Commercial Mortgage Trust	3.21	4/10/2028	1,561
1,700	Commercial Mortgage Trust, 1 mo. USD LIBOR
	+ 1.6%(c)	2.84 (b)	2/13/2032	1,708
815	Commercial Mortgage Trust	1.28	8/10/2046	814
2,800	FREMF Mortgage Trust (c)	5.54	12/25/2046	2,976
1,575	FREMF Mortgage Trust (c)	3.07	10/25/2047	1,590
830	Greenwich Capital Commercial Funding Corp.	5.96 (k)	7/10/2038	838
7	GS Mortgage Securities Trust	1.21	7/10/2046	7
898	GS Mortgage Securities Trust	1.51	9/10/2047	895
2,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp., 1 mo. USD LIBOR +
	0.9%(c)	2.13 (b)	10/15/2029	2,002

7 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp., 1 mo. USD LIBOR +
	1.4%(c)	2.63% (b)	10/15/2029	$3,002

288J.P. Morgan Chase Commercial Mortgage Securities Corp., 1 mo. USD LIBOR +

	1.75%(c)	2.98 (b)	12/15/2030	289
8	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.12	7/15/2041	8
151	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (c)	3.62	11/15/2043	154
825	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (c)	4.39	2/15/2046	832
992	LSTAR Commercial Mortgage Trust (c)	2.42	3/10/2050	994
1,412	Morgan Stanley-BAML Trust	1.55	8/15/2047	1,410
3,375	SCG Trust, 1 mo. USD LIBOR + 1.65%(c)	2.88 (b)	11/15/2026	3,313
3,000	Wells Fargo Commercial Mortgage Trust, 1 mo.
	USD LIBOR + 1.03%(c)	2.26 (b)	2/15/2027	2,998
1,000	Wells Fargo Commercial Mortgage Trust, 1 mo.
	USD LIBOR + 1.35%(c)	2.58 (b)	2/15/2027	1,004
				34,681
	Interest-Only Commercial Mortgage-Backed Securities (0.3%)
8,092	Fannie Mae (f)	2.16 (k)	12/25/2019	127
3,164	Freddie Mac (f)	3.00 (k)	1/25/2019	52
5,473	Freddie Mac (f)	1.45 (k)	11/25/2019	113
27,417	GS Mortgage Securities Trust (c),(g)	0.68 (k)	3/10/2044	502
11,243	JPMBB Commercial Mortgage Securities Trust
	(g)	1.00 (k)	4/15/2047	325
				1,119
	Total Financials			35,800
	Total Commercial Mortgage Securities (cost: $35,430)			35,800

MUNICIPAL BONDS (1.1%)

General Obligation (0.5%)

2,000	Clintondale Community School County of
	Macomb	2.61	5/01/2021	2,018
	Nursing/CCRC (0.3%)
1,000	Wisconsin Public Finance Auth. (LOC - Citizens
	Financial Group)	2.75	6/01/2020	1,000
	Sales Tax (0.3%)
1,000	Arizona School Facilities Board	2.08	9/01/2018	1,004
	Total Municipal Bonds (cost: $4,000)			4,022
	Total Bonds (cost: $307,717)			309,261

MONEY MARKET INSTRUMENTS (13.3%)

COMMERCIAL PAPER (1.1%)

Consumer Discretionary (0.3%)

Automobile Manufacturers (0.3%)

1,000 Hyundai Capital America (c),(h)	1.28	10/06/2017	1,000

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Municipal Bonds (0.8%)

Hospital (0.8%)

$3,000	Catholic Health Initiatives	1.75%	10/03/2017	$2,999
	Total Commercial Paper			3,999
	VARIABLE-RATE DEMAND NOTES (11.9%)
	Energy (1.5%)
	Oil & Gas Refining & Marketing (1.5%)
1,700	Port of Port Arthur Navigation District	1.41 (i)	11/01/2040	1,700
3,800	Port of Port Arthur Navigation District	1.41 (i)	11/01/2040	3,800
				5,500
	Total Energy			5,500
	Industrials (1.2%)
	Airport Services (1.2%)
4,130	Metropolitan Nashville Airport Auth. (LOC -
	Regions Bank)	2.12 (i)	4/01/2030	4,130
	Materials (2.0%)
	Steel (2.0%)
2,700	Blytheville	1.10 (i)	6/01/2028	2,700
4,325	Indiana Finance Auth. (LOC - Banco Bilbao
	Vizcaya Argentaria S.A.)	1.08 (i)	8/01/2030	4,325
				7,025
	Total Materials			7,025
	Municipal Bonds (3.4%)
	Appropriated Debt (1.4%)
5,015	Pittsburgh & Allegheny County Sports &
	Exhibition Auth. (INS) (LIQ)	1.30 (i)	11/01/2039	5,015
	Electric/Gas Utilities (1.1%)
4,000	Columbia IDB	1.02 (i)	12/01/2037	4,000
	Miscellaneous (0.9%)
3,150	Alameda Public Financing Auth. (LOC - Union
	Bank of California, N.A.)	1.30 (i)	12/01/2033	3,150
	Total Municipal Bonds			12,165
	Real Estate (1.0%)
	Real Estate Operating Companies (1.0%)
3,650	MOBR-04, LLC (LOC - Compass Bank)	2.35 (i)	9/01/2024	3,650
	Utilities (2.8%)
	Electric Utilities (2.8%)
5,000	Indiana Dev. Finance Auth.	1.10 (i)	12/01/2038	5,000
4,900	Jacksonville	0.99 (i)	5/01/2029	4,900
				9,900
	Total Utilities			9,900
	Total Variable-Rate Demand Notes			42,370

9 | USAA Ultra Short-Term Bond Fund

Market
Number	Value
of Shares Security	(000)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

957,765 State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (j)					$958
Total Money Market Instruments (cost: $	47,328)				47,327
Total Investments (cost: $355,045)					$356,588
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Bonds:
Corporate Obligations $	— $	159,528	$	— $	159,528
Eurodollar and Yankee Obligations	—	57,681		—	57,681
Asset-Backed Securities	—	46,167		—	46,167
Collateralized Loan Obligations	—	6,063		—	6,063
Commercial Mortgage Securities	—	35,800		—	35,800
Municipal Bonds	—	4,022		—	4,022
Money Market Instruments:
Commercial Paper	—	3,999		—	3,999
Variable-Rate Demand Notes	—	42,370		—	42,370
Government & U.S. Treasury Money Market
Funds	958	—		—	958
Total	$958	$355,630	$	— $	356,588

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through September 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

September 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Ultra Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares), Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares), and effective March 1, 2017, Ultra Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

11 | USAA Ultra Short-Term Bond Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Investments in open-end investment companies, commingled, or other funds, other than exchange-traded funds (ETFs), are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments | 12

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included. The Fund had no securities out on loan as of September 30, 2017.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

13 | USAA Ultra Short-Term Bond Fund

E.As of September 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of September 30, 2017, were $1,788,000 and $245,000, respectively, resulting in net unrealized appreciation of $1,543,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $356,982,000 at September 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.3% of net assets at September 30, 2017.

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool.

Notes to Portfolio of Investments | 14

The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ICE	Intercontinental Exchange
IDB	Industrial Development Board
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
USD	U.S. Dollar

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

15 | USAA Ultra Short-Term Bond Fund

(INS)	Principal and interest payments are insured by Assured Guaranty Municipal
Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Financial
Services Group.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)At September 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $6,112,000.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2017.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)At September 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(e)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(f)Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(g)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2017, was $827,000, which represented 0.2% of the Fund's net assets.

Notes to Portfolio of Investments | 16

(h)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(i)Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

(j)Rate represents the money market fund annualized seven-day yield at September 30, 2017.

(k)Stated interest rates may change slightly over time as underlying mortgages pay down.

17 | USAA Ultra Short-Term Bond Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2017

By:	/S/ KRISTEN MILLAN
--------------------------------------------------------------
Signature and Title: Kristen Millan, Assistant Secretary
Date:	11/27/2017
-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	11/27/2017
------------------------------
By:	/S/ ROBERTO GALINDO, JR.
-----------------------------------------------------
Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	11/27/2017
------------------------------